JPMorgan Income Builder Fund
Schedule of Portfolio Investments as of July 31, 2022
(Unaudited)
THE “UNAUDITED MUTUAL FUNDS HOLDINGS” LIST (“the
List”) IS TO BE USED FOR REPORTING PURPOSES ONLY. IT IS
NOT TO BE REPRODUCED FOR USE AS ADVERTISING OR
SALES LITERATURE WITH THE GENERAL PUBLIC. The list is
submitted for the general information of the shareholders of the Fund.
It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center.
The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
J.P. Morgan Distribution Services, Inc., member FINRA.
© J.P. Morgan Chase & Co., 2022.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)

INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — 38.1%
Australia — 0.8%
Adbri Ltd.	706	1,258
AGL Energy Ltd.	1,588	9,355
Alumina Ltd.	2,098	2,279
APA Group	397	3,257
Bendigo & Adelaide Bank Ltd.	512	3,717
BHP Group Ltd.	142	3,916
Charter Hall Long Wale, REIT	1,000	3,208
CSR Ltd.	825	2,647
Dexus, REIT	669	4,495
Glencore plc *	1,285	7,282
Goodman Group, REIT	349	5,103
Insignia Financial Ltd.	1,605	3,492
Mirvac Group, REIT	2,194	3,324
Rio Tinto Ltd.	194	13,404
Rio Tinto plc	240	14,507
Sonic Healthcare Ltd.	150	3,619
Telstra Corp. Ltd.	1,038	2,837
Woodside Petroleum Ltd.	212	4,787
		92,487
Austria — 0.1%
ANDRITZ AG	69	3,228
BAWAG Group AG * (a)	65	2,990
Erste Group Bank AG	65	1,665
Mondi plc	158	3,001
OMV AG	66	2,801
		13,685
Belgium — 0.2%
Ageas SA	62	2,707
Cofinimmo SA, REIT	29	3,321
Euronav NV	222	3,025
KBC Group NV	35	1,836
Proximus SADP	155	2,150
Telenet Group Holding NV	58	923
Warehouses De Pauw CVA *	106	3,615
		17,577
Brazil — 0.2%
B3 SA - Brasil Bolsa Balcao	5,538	11,879
BB Seguridade Participacoes SA	662	3,687
Itau Unibanco Holding SA (Preference) *	1,419	6,495
Yara International ASA	78	3,328
		25,389
Canada — 2.3%
Algonquin Power & Utilities Corp. (b)	223	3,123
Allied Properties, REIT	147	3,931
AltaGas Ltd.	112	2,503

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Canada — continued
Atco Ltd., Class I	82	3,028
Bank of Nova Scotia (The)	112	6,827
Barrick Gold Corp.	348	5,476
BCE, Inc. (b)	214	10,803
Canadian Apartment Properties, REIT	114	4,298
Canadian Imperial Bank of Commerce	138	6,991
Canadian National Railway Co.	125	15,892
Canadian Tire Corp. Ltd., Class A	26	3,296
Canadian Utilities Ltd., Class A (b)	363	11,761
Capital Power Corp.	90	3,456
Chartwell Retirement Residences	269	2,392
Emera, Inc.	71	3,367
Enbridge, Inc.	269	12,062
Fortis, Inc.	238	11,221
Gibson Energy, Inc.	151	3,109
Great-West Lifeco, Inc.	289	7,029
Hydro One Ltd. (a) (b)	420	11,736
IGM Financial, Inc. (b)	186	5,390
Keyera Corp. (b)	138	3,586
Manulife Financial Corp.	413	7,559
Northland Power, Inc.	90	2,954
Nutrien Ltd.	90	7,667
Pembina Pipeline Corp.	318	12,149
Power Corp. of Canada	270	7,346
Restaurant Brands International, Inc.	142	7,615
Rogers Communications, Inc., Class B	156	7,172
Shaw Communications, Inc., Class B	284	7,690
Sienna Senior Living, Inc.	266	2,816
Superior Plus Corp.	296	2,677
TC Energy Corp.	567	30,200
TELUS Corp.	463	10,660
Thomson Reuters Corp.	26	2,901
Toronto-Dominion Bank (The)	197	12,780
TransAlta Renewables, Inc.	203	2,836
		266,299
Cayman Islands — 0.0% ^
Telford Offshore Holdings Ltd. ‡ *	58	—
Chile — 0.0% ^
Banco Santander Chile	300	4,689
China — 1.6%
China Construction Bank Corp., Class H	18,348	11,717
China Merchants Bank Co. Ltd., Class H	1,955	10,564
China Pacific Insurance Group Co. Ltd., Class H	2,408	5,143
China Petroleum & Chemical Corp., Class H	16,002	7,544
China Resources Land Ltd.	2,218	9,263
Fuyao Glass Industry Group Co. Ltd., Class A	322	1,955

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
China — continued
Fuyao Glass Industry Group Co. Ltd., Class H (a)	684	3,318
Guangdong Investment Ltd.	3,582	3,489
Haier Smart Home Co. Ltd., Class H	4,190	13,411
Huayu Automotive Systems Co. Ltd., Class A	2,184	7,100
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	3,144	16,690
Joyoung Co. Ltd., Class A	984	2,564
Midea Group Co. Ltd., Class A	1,208	9,853
NetEase, Inc.	734	13,733
NXP Semiconductors NV	45	8,223
Ping An Insurance Group Co. of China Ltd., Class H	1,585	9,315
Postal Savings Bank of China Co. Ltd., Class H (a)	12,342	8,166
Tingyi Cayman Islands Holding Corp.	6,074	9,999
Topsports International Holdings Ltd. (a)	4,092	3,413
Wilmar International Ltd.	1,602	4,669
Wuliangye Yibin Co. Ltd., Class A	284	7,515
Xinyi Solar Holdings Ltd.	3,056	5,192
Yum China Holdings, Inc.	65	3,034
Zhejiang Supor Co. Ltd., Class A	743	5,167
		181,037
Denmark — 0.5%
AP Moller - Maersk A/S, Class B	3	7,901
Carlsberg A/S, Class B	114	14,724
D/S Norden A/S	79	3,461
Novo Nordisk A/S, Class B	236	27,453
Topdanmark A/S	34	1,673
		55,212
Egypt — 0.0% ^
Energean plc *	166	2,327
Finland — 0.4%
Elisa OYJ	120	6,645
Fortum OYJ	154	1,724
Nordea Bank Abp	2,059	20,299
Orion OYJ, Class B	204	9,758
Sampo OYJ, Class A	76	3,296
Wartsila OYJ Abp	471	4,140
		45,862
France — 1.4%
Air Liquide SA	47	6,521
AXA SA	208	4,796
BNP Paribas SA	130	6,122
Capgemini SE	39	7,528
Carrefour SA	120	2,043
Cie de Saint-Gobain	57	2,659
Covivio, REIT	45	2,812
Credit Agricole SA	521	4,805

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
France — continued
Danone SA	165	9,090
Engie SA	342	4,234
Gaztransport Et Technigaz SA	25	3,452
Klepierre SA, REIT *	363	8,065
L'Oreal SA	17	6,291
LVMH Moet Hennessy Louis Vuitton SE	31	21,215
Orange SA	668	6,828
Publicis Groupe SA	75	3,995
Rexel SA	132	2,344
Rubis SCA	92	2,252
Sanofi	79	7,833
Societe Generale SA	137	3,073
TotalEnergies SE	304	15,526
Vinci SA	242	23,150
Vivendi SE	606	5,756
		160,390
Germany — 1.2%
Allianz SE (Registered)	143	25,978
Aroundtown SA	991	3,179
BASF SE	95	4,223
Bayer AG (Registered)	22	1,304
Bayerische Motoren Werke AG	58	4,745
Covestro AG (a)	86	2,907
Daimler AG	99	5,815
Deutsche Post AG (Registered)	427	17,051
Deutsche Telekom AG (Registered)	982	18,651
E.ON SE	271	2,434
Freenet AG	143	3,358
LEG Immobilien SE	47	4,236
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	72	16,274
Telefonica Deutschland Holding AG	3,973	10,563
Uniper SE	97	651
Vonovia SE	351	11,704
		133,073
Hong Kong — 0.6%
CK Asset Holdings Ltd.	553	3,915
CK Infrastructure Holdings Ltd.	453	2,838
CLP Holdings Ltd.	333	2,819
Hang Lung Properties Ltd.	1,007	1,837
Hang Seng Bank Ltd.	371	5,980
HK Electric Investments & HK Electric Investments Ltd. (a)	802	725
HKBN Ltd.	2,283	2,536
HKT Trust & HKT Ltd.	5,210	7,300
Hong Kong Exchanges & Clearing Ltd.	257	11,794
New World Development Co. Ltd.	952	3,183
PCCW Ltd.	5,145	2,754

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Hong Kong — continued
Power Assets Holdings Ltd.	505	3,310
VTech Holdings Ltd.	435	2,963
WH Group Ltd. (a)	3,264	2,472
Xinyi Glass Holdings Ltd.	2,910	5,739
Yue Yuen Industrial Holdings Ltd.	1,649	2,194
		62,359
India — 0.3%
Embassy Office Parks, REIT	692	3,180
HCL Technologies Ltd.	468	5,634
Infosys Ltd., ADR	1,237	24,111
Tata Consultancy Services Ltd.	149	6,236
		39,161
Indonesia — 0.3%
Bank Rakyat Indonesia Persero Tbk. PT	52,616	15,532
Telkom Indonesia Persero Tbk. PT	53,554	15,296
		30,828
Italy — 0.5%
A2A SpA	4,551	5,865
ACEA SpA	127	1,828
Assicurazioni Generali SpA	394	5,888
Banca Mediolanum SpA	554	3,672
Enav SpA * (a)	151	661
Enel SpA	1,215	6,128
Eni SpA	395	4,744
ERG SpA	33	1,068
Hera SpA	573	1,645
Intesa Sanpaolo SpA	3,590	6,375
Iren SpA	1,134	2,137
Italgas SpA	444	2,539
Mediobanca Banca di Credito Finanziario SpA	259	2,222
Poste Italiane SpA (a)	263	2,212
Snam SpA	578	2,899
Terna - Rete Elettrica Nazionale	404	3,097
UniCredit SpA	323	3,195
Unipol Gruppo SpA	388	1,628
		57,803
Japan — 1.9%
Aozora Bank Ltd.	249	5,203
ARTERIA Networks Corp.	240	2,290
Bridgestone Corp.	379	14,787
Chubu Electric Power Co., Inc.	290	3,090
Chugoku Electric Power Co., Inc. (The)	361	2,360
Comforia Residential REIT, Inc., REIT	1	2,117
Dai Nippon Printing Co. Ltd.	176	3,888
Daiwa House Industry Co. Ltd.	100	2,468

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Japan — continued
Daiwa House REIT Investment Corp., REIT	1	3,146
Electric Power Development Co. Ltd.	448	7,561
ENEOS Holdings, Inc.	572	2,211
FANUC Corp.	65	11,175
Frontier Real Estate Investment Corp., REIT	1	2,564
Hokkaido Electric Power Co., Inc.	343	1,319
Honda Motor Co. Ltd.	355	9,095
Idemitsu Kosan Co. Ltd.	157	4,078
Japan Metropolitan Fund Invest, REIT	5	4,480
Japan Post Holdings Co. Ltd.	853	6,140
Japan Tobacco, Inc.	228	4,090
Kansai Electric Power Co., Inc. (The)	774	7,844
KDDI Corp.	134	4,293
Kenedix Office Investment Corp., REIT	—	2,521
Konica Minolta, Inc.	1,253	4,444
Kyushu Railway Co.	194	4,063
Mitsubishi Chemical Group Corp.	1,189	6,686
Mitsui Fudosan Logistics Park, Inc., REIT	1	3,496
Nippon Accommodations Fund, Inc., REIT	1	4,269
Nippon Building Fund, Inc., REIT	1	4,472
Nippon Prologis REIT, Inc., REIT	1	2,601
Nippon Telegraph & Telephone Corp.	285	8,130
Okinawa Electric Power Co., Inc. (The)	196	1,987
Osaka Gas Co. Ltd.	44	787
Shikoku Electric Power Co., Inc.	115	678
Shin-Etsu Chemical Co. Ltd.	90	11,593
SoftBank Corp.	855	9,892
Sumitomo Forestry Co. Ltd.	104	1,621
Takeda Pharmaceutical Co. Ltd.	216	6,337
Tohoku Electric Power Co., Inc.	1,104	6,115
Tokio Marine Holdings, Inc.	191	11,187
Tokyo Electron Ltd.	31	10,808
Tokyo Gas Co. Ltd.	102	2,013
Toyota Motor Corp.	634	10,290
United Urban Investment Corp., REIT	2	1,983
		220,172
Luxembourg — 0.1%
Intelsat SA ‡ *	270	7,419
SES SA, ADR	341	2,572
		9,991
Mexico — 0.4%
Bolsa Mexicana de Valores SAB de CV	519	973
Grupo Financiero Banorte SAB de CV, Class O	2,090	11,912
Grupo Mexico SAB de CV	2,002	7,934

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Mexico — continued
Kimberly-Clark de Mexico SAB de CV, Class A	2,037	3,008
Wal-Mart de Mexico SAB de CV	4,846	17,616
		41,443
Netherlands — 0.5%
ABN AMRO Bank NV, CVA (a)	185	1,882
ASML Holding NV	22	12,406
ASR Nederland NV	56	2,332
CTP NV (a)	276	3,551
Flow Traders (a)	16	352
ING Groep NV	370	3,591
Koninklijke Ahold Delhaize NV	152	4,180
Koninklijke KPN NV	1,639	5,406
NN Group NV	59	2,758
OCI NV	75	2,609
Randstad NV	56	2,857
Shell plc	519	13,860
		55,784
New Zealand — 0.1%
Contact Energy Ltd.	1,021	4,926
Spark New Zealand Ltd.	2,503	8,047
		12,973
Norway — 0.3%
Aker BP ASA	52	1,801
Aker BP ASA, SDR *	86	2,975
DNB Bank ASA	374	7,382
Elmera Group ASA (a)	622	1,366
Equinor ASA	159	6,126
FLEX LNG Ltd.	27	872
Gjensidige Forsikring ASA	138	2,880
Norsk Hydro ASA	520	3,527
SFL Corp. Ltd.	322	3,214
Telenor ASA	712	8,643
		38,786
Poland — 0.0% ^
Powszechny Zaklad Ubezpieczen SA	796	5,214
Portugal — 0.1%
EDP - Energias de Portugal SA	550	2,784
Galp Energia SGPS SA	271	2,859
Jeronimo Martins SGPS SA	85	1,963
Navigator Co. SA (The)	444	1,832
NOS SGPS SA	695	2,624
Redes Energeticas Nacionais SGPS SA	495	1,399
		13,461

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Russia — 0.0% ^
Moscow Exchange MICEX-RTS PJSC ‡ *	2,552	61
Severstal PAO, GDR ‡ (a)	10	3
Severstal PAO, GDR ‡ (a)	132	42
		106
Saudi Arabia — 0.1%
Al Rajhi Bank *	309	7,456
Singapore — 0.3%
Ascendas, REIT	1,509	3,249
BW LPG Ltd. (a)	462	3,802
CapitaLand Integrated Commercial Trust, REIT	4,809	7,597
DBS Group Holdings Ltd.	552	12,596
Digital Core REIT Management Pte. Ltd., REIT *	2,752	2,398
Keppel Infrastructure Trust	4,779	2,028
NetLink NBN Trust (a)	3,781	2,628
Singapore Telecommunications Ltd.	1,608	3,040
StarHub Ltd.	1,617	1,464
		38,802
South Africa — 0.4%
Anglo American plc	254	9,168
AVI Ltd.	255	1,062
Bid Corp. Ltd.	149	2,745
Sanlam Ltd.	2,716	8,921
SPAR Group Ltd. (The)	95	768
Standard Bank Group Ltd.	834	8,036
Vodacom Group Ltd.	1,294	10,751
		41,451
South Korea — 0.5%
ESR Kendall Square REIT Co. Ltd., REIT	783	3,124
Korea Gas Corp.	38	1,101
LG Uplus Corp.	242	2,335
NCSoft Corp.	9	2,530
Samsung Electronics Co. Ltd.	884	41,859
SK Telecom Co. Ltd.	103	2,367
		53,316
Spain — 1.0%
Acerinox SA	318	3,107
ACS Actividades de Construccion y Servicios SA	92	2,202
Atlantica Sustainable Infrastructure plc	80	2,869
Banco Bilbao Vizcaya Argentaria SA	1,113	5,043
Banco Santander SA	1,722	4,308
CaixaBank SA (b)	1,127	3,383
Cellnex Telecom SA (a)	116	5,177
Cia de Distribucion Integral Logista Holdings SA	120	2,465
Enagas SA	506	9,993
Endesa SA	505	9,252

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
Spain — continued
Iberdrola SA *	15	164
Iberdrola SA	2,310	24,662
Mapfre SA	886	1,431
Merlin Properties Socimi SA, REIT	406	4,357
Naturgy Energy Group SA (b)	449	13,181
Red Electrica Corp. SA	369	7,263
Repsol SA	542	6,758
Telefonica SA	2,799	12,492
		118,107
Sweden — 0.5%
Boliden AB	109	3,632
Skandinaviska Enskilda Banken AB, Class A	293	3,180
SSAB AB, Class B	613	2,813
Svenska Handelsbanken AB, Class A	313	2,814
Tele2 AB, Class B	962	10,990
Telia Co. AB	1,147	4,237
Volvo AB, Class B	1,473	26,443
		54,109
Switzerland — 0.9%
Nestle SA (Registered)	438	53,698
Novartis AG (Registered)	220	18,959
Swisscom AG (Registered)	5	2,742
UBS Group AG (Registered)	377	6,155
Zurich Insurance Group AG	54	23,513
		105,067
Taiwan — 0.9%
Accton Technology Corp.	273	2,278
ASE Technology Holding Co. Ltd.	1,856	5,408
Chailease Holding Co. Ltd.	541	3,844
Delta Electronics, Inc.	475	4,134
MediaTek, Inc.	192	4,424
Mega Financial Holding Co. Ltd.	2,122	2,514
Novatek Microelectronics Corp.	888	7,911
President Chain Store Corp.	973	9,200
Quanta Computer, Inc. *	1,188	3,372
Realtek Semiconductor Corp.	439	5,048
Taiwan Semiconductor Manufacturing Co. Ltd.	51	4,553
Taiwan Semiconductor Manufacturing Co. Ltd.	2,350	40,302
Vanguard International Semiconductor Corp.	1,853	4,463
Wiwynn Corp.	65	1,608
		99,059
Thailand — 0.0% ^
Siam Cement PCL (The) (Registered)	469	4,774
United Kingdom — 2.5%
AstraZeneca plc	159	20,893

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United Kingdom — continued
Aviva plc	614	2,972
Barclays plc	3,005	5,755
Barratt Developments plc	1,435	8,799
Berkeley Group Holdings plc *	66	3,418
Big Yellow Group plc, REIT	149	2,584
BP plc	3,033	14,842
Centrica plc *	2,867	3,072
Coca-Cola Europacific Partners plc	84	4,553
Diageo plc	422	20,009
Direct Line Insurance Group plc	2,597	6,518
Drax Group plc	258	2,480
Grafton Group plc	164	1,695
Haleon plc *	512	1,818
Hays plc	1,574	2,456
Howden Joinery Group plc	304	2,513
HSBC Holdings plc	1,643	10,293
IG Group Holdings plc	90	877
Imperial Brands plc	359	7,889
InterContinental Hotels Group plc	153	9,051
Legal & General Group plc	1,160	3,703
Lloyds Banking Group plc	8,887	4,921
LondonMetric Property plc, REIT	1,527	4,657
Man Group plc	1,143	3,802
National Grid plc	717	9,869
NatWest Group plc	1,204	3,656
OSB Group plc	330	2,123
Pagegroup plc	290	1,612
Pearson plc	240	2,219
Persimmon plc	312	7,191
Reckitt Benckiser Group plc	70	5,681
RELX plc	715	21,179
Safestore Holdings plc, REIT	247	3,445
Sage Group plc (The)	1,123	9,675
Severn Trent plc	87	3,139
SSE plc	692	14,957
Taylor Wimpey plc	3,279	5,104
Tesco plc	1,069	3,427
Tritax EuroBox plc (a)	1,550	1,787
Unilever plc	292	14,212
UNITE Group plc (The), REIT	211	3,011
United Utilities Group plc	398	5,281
Vodafone Group plc	5,545	8,171
WPP plc	626	6,752
		282,061
United States — 17.2%
3M Co.	52	7,501
Abbott Laboratories	20	2,206

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
AbbVie, Inc.	370	53,101
Accenture plc, Class A	5	1,678
AGNC Investment Corp., REIT	650	8,191
Air Products and Chemicals, Inc.	12	3,092
Alexandria Real Estate Equities, Inc., REIT	66	10,875
American Electric Power Co., Inc.	73	7,227
American Express Co.	16	2,420
American Tower Corp., REIT	45	12,177
Americold Realty Trust, Inc., REIT	226	7,400
Amgen, Inc.	30	7,384
Analog Devices, Inc.	118	20,341
Annaly Capital Management, Inc., REIT	1,185	8,149
Apple, Inc.	7	1,121
Arthur J Gallagher & Co.	16	2,778
AT&T, Inc.	482	9,060
Avangrid, Inc.	98	4,794
Avast plc (a)	551	3,122
Avista Corp.	71	3,000
Baker Hughes Co.	270	6,938
Bank of America Corp.	595	20,116
Battalion Oil Corp. *	4	43
BlackRock, Inc.	22	14,996
Boston Properties, Inc., REIT	65	5,906
Brandywine Realty Trust, REIT	475	4,439
Bristol-Myers Squibb Co.	618	45,616
Bunge Ltd.	24	2,203
Camden Property Trust, REIT	82	11,596
Campbell Soup Co.	174	8,578
Cardinal Health, Inc.	152	9,040
CenterPoint Energy, Inc.	509	16,121
CF Industries Holdings, Inc.	91	8,673
Chesapeake Energy Corp. (b)	16	1,526
Chevron Corp.	59	9,741
Chord Energy Corp.	112	14,355
Chubb Ltd.	22	4,225
Cisco Systems, Inc.	158	7,162
Citigroup, Inc.	35	1,796
Claire's Stores, Inc. ‡ *	4	1,099
Clear Channel Outdoor Holdings, Inc. *	287	445
Clearway Energy, Inc., Class C	73	2,734
Clorox Co. (The)	54	7,629
CME Group, Inc.	114	22,730
CMS Energy Corp.	38	2,579
Coca-Cola Co. (The)	779	49,973
Cogent Communications Holdings, Inc.	44	2,822
Comcast Corp., Class A	551	20,687
Comerica, Inc.	93	7,240

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Conagra Brands, Inc.	239	8,169
ConocoPhillips	52	5,023
Consolidated Edison, Inc.	91	9,029
Crown Castle International Corp., REIT	15	2,775
Cummins, Inc.	28	6,292
CVS Health Corp.	40	3,861
Deere & Co.	7	2,449
DHT Holdings, Inc.	471	3,093
Digital Realty Trust, Inc., REIT	55	7,234
Douglas Emmett, Inc., REIT	216	5,116
Dover Corp.	23	3,036
Dow, Inc.	135	7,172
Duke Energy Corp.	110	12,051
Eastman Chemical Co.	210	20,116
Eaton Corp. plc	118	17,466
Edison International	125	8,479
Eli Lilly & Co.	8	2,616
Emerson Electric Co.	81	7,292
Entergy Corp.	72	8,276
EOG Resources, Inc.	79	8,812
EP Energy Corp. *	141	1,200
Equinix, Inc., REIT	41	28,548
Equity LifeStyle Properties, Inc.	100	7,326
Evergy, Inc.	170	11,593
Exxon Mobil Corp.	143	13,851
Fastenal Co.	140	7,176
Federal Realty OP LP, REIT	123	13,004
Fidelity National Information Services, Inc.	7	677
FirstEnergy Corp.	79	3,238
Frontier Communications Parent, Inc. *	218	5,649
General Dynamics Corp.	53	12,027
General Mills, Inc.	119	8,927
Genuine Parts Co.	62	9,486
Gilead Sciences, Inc.	112	6,668
Goodman Networks, Inc. ‡ *	53	—
GSK plc	718	15,092
Gulfport Energy Corp. *	116	10,649
Hasbro, Inc.	72	5,645
Hawaiian Electric Industries, Inc.	80	3,394
Healthpeak Properties, Inc., REIT	279	7,719
Hewlett Packard Enterprise Co.	519	7,391
Home Depot, Inc. (The)	15	4,375
Host Hotels & Resorts, Inc., REIT	702	12,495
HP, Inc.	66	2,197
iHeartMedia, Inc., Class A *	122	913
Intel Corp.	76	2,756
International Business Machines Corp.	78	10,260

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
International Paper Co.	168	7,203
Interpublic Group of Cos., Inc. (The)	239	7,136
Invitation Homes, Inc.	338	13,204
Iron Mountain, Inc., REIT	171	8,280
J M Smucker Co. (The)	38	5,006
Johnson & Johnson	374	65,298
Juniper Networks, Inc.	250	7,017
Kellogg Co.	117	8,639
Keurig Dr Pepper, Inc.	311	12,037
Kilroy Realty Corp., REIT	94	5,067
Kimberly-Clark Corp.	63	8,279
Kimco Realty Corp., REIT	498	11,010
Kinder Morgan, Inc.	625	11,243
Kite Realty Group Trust, REIT	193	3,837
Kraft Heinz Co. (The)	212	7,820
Lumen Technologies, Inc.	896	9,760
LyondellBasell Industries NV, Class A	82	7,286
Mallinckrodt plc *	72	1,253
Marathon Petroleum Corp.	91	8,311
McDonald's Corp.	162	42,791
Medtronic plc	35	3,269
Merck & Co., Inc.	406	36,275
Microsoft Corp.	10	2,807
Mondelez International, Inc., Class A	62	3,949
Moran Foods Backstop Equity ‡ *	148	97
Motorola Solutions, Inc.	33	7,970
MYT Holding Co. ‡ *	1,342	1,694
National HealthCare Corp.	25	1,797
National Retail Properties, Inc., REIT	117	5,548
Neiman Marcus Group Restricted Equity *	4	779
NetApp, Inc.	92	6,598
Newell Brands, Inc.	373	7,547
Newmont Corp.	106	4,818
NextEra Energy, Inc.	296	25,014
NMG, Inc. * (b)	41	7,338
Nordic American Tankers Ltd.	1,300	3,119
Norfolk Southern Corp.	48	11,943
Northern Trust Corp.	14	1,407
Northrop Grumman Corp.	4	2,151
NorthWestern Corp.	56	3,086
NRG Energy, Inc.	75	2,832
OGE Energy Corp.	72	2,955
Omnicom Group, Inc.	107	7,489
ONEOK, Inc.	178	10,609
PACCAR, Inc.	86	7,830
Park Hotels & Resorts, Inc., REIT	269	4,187
Parker-Hannifin Corp.	8	2,360

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
PepsiCo, Inc.	90	15,723
Pfizer, Inc.	27	1,388
Philip Morris International, Inc.	136	13,231
Phillips 66	87	7,776
Pinnacle West Capital Corp.	153	11,218
Pioneer Natural Resources Co.	32	7,509
PNC Financial Services Group, Inc. (The)	26	4,308
PPG Industries, Inc.	24	3,086
PPL Corp.	365	10,618
Procter & Gamble Co. (The)	226	31,380
Progressive Corp. (The)	160	18,377
Prologis, Inc., REIT	271	35,940
Prudential Financial, Inc.	74	7,412
Public Service Enterprise Group, Inc.	51	3,341
Public Storage, REIT	51	16,740
Raytheon Technologies Corp.	135	12,595
Realty Income Corp.	113	8,397
Regency Centers Corp., REIT	112	7,231
Republic Services, Inc.	12	1,712
Rexford Industrial Realty, Inc., REIT	74	4,809
Roche Holding AG	145	48,062
Seagate Technology Holdings plc	277	22,180
Shenandoah Telecommunications Co.	124	2,757
Signify NV (a)	48	1,553
Simon Property Group, Inc., REIT	71	7,694
Sirius XM Holdings, Inc.	1,196	7,992
Southern Co. (The)	166	12,772
Steel Dynamics, Inc.	105	8,177
Stellantis NV	972	13,959
Sun Communities, Inc., REIT	115	18,848
Sysco Corp.	36	3,068
T. Rowe Price Group, Inc.	86	10,570
Texas Instruments, Inc.	194	34,644
TJX Cos., Inc. (The)	367	22,476
Trane Technologies plc	106	15,587
Truist Financial Corp.	372	18,786
UDR, Inc., REIT	271	13,097
UGI Corp.	71	3,046
United Parcel Service, Inc., Class B	16	3,185
UnitedHealth Group, Inc.	30	16,043
US Bancorp	76	3,594
Valero Energy Corp.	70	7,793
Ventas, Inc., REIT	363	19,497
Verizon Communications, Inc.	549	25,370
VICI Properties, Inc., REIT	1,131	38,656
Vistra Corp.	67	1,727
VMware, Inc., Class A	66	7,643

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Common Stocks — continued
United States — continued
Walgreens Boots Alliance, Inc.	160	6,349
Walmart, Inc.	20	2,644
Wells Fargo & Co.	219	9,625
Welltower, Inc., REIT	198	17,093
Western Union Co. (The)	429	7,307
Weyerhaeuser Co., REIT	205	7,456
Williams Cos., Inc. (The)	371	12,640
WP Carey, Inc., REIT	95	8,497
Xcel Energy, Inc.	39	2,876
		1,959,237
Total Common Stocks (Cost $3,919,012)		4,349,547
	PRINCIPAL AMOUNT ($000)
Corporate Bonds — 35.7%
Australia — 0.2%
Australia & New Zealand Banking Group Ltd. (USD ICE Swap Rate 5 Year + 5.17%), 6.75%, 6/15/2026 (c) (d) (e) (f)	10,853	11,070
Coronado Finance Pty. Ltd. 10.75%, 5/15/2026 (c)	355	369
FMG Resources August 2006 Pty. Ltd.
5.13%, 5/15/2024 (c)	1,958	1,975
4.50%, 9/15/2027 (c)	893	824
4.38%, 4/1/2031 (c)	1,851	1,607
Glencore Funding LLC
2.50%, 9/1/2030 (b) (c)	180	149
2.63%, 9/23/2031 (c)	63	52
Mineral Resources Ltd. 8.13%, 5/1/2027 (c)	724	719
		16,765
Austria — 0.0% ^
ams-OSRAM AG 7.00%, 7/31/2025 (b) (c)	1,280	1,210
Azerbaijan — 0.0% ^
Southern Gas Corridor CJSC 6.88%, 3/24/2026 (a)	950	1,005
State Oil Co. of the Azerbaijan Republic
4.75%, 3/13/2023 (a)	686	684
6.95%, 3/18/2030 (a)	1,480	1,443
		3,132
Bahrain — 0.0% ^
Oil and Gas Holding Co. BSCC (The) 7.50%, 10/25/2027 (a)	1,150	1,147
Belgium — 0.0% ^
Anheuser-Busch InBev Worldwide, Inc.
3.50%, 6/1/2030	174	171
4.38%, 4/15/2038	420	406
KBC Group NV (EUR Swap Annual 5 Year + 4.69%), 4.75%, 3/5/2024 (a) (d) (e)	EUR1,800	1,829
		2,406

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Brazil — 0.0% ^
Guara Norte SARL 5.20%, 6/15/2034 (c)	324	265
Klabin Austria GmbH 7.00%, 4/3/2049 (a)	1,150	1,106
MV24 Capital BV 6.75%, 6/1/2034 (c)	604	553
Nexa Resources SA 5.38%, 5/4/2027 (a)	580	550
Petrobras Global Finance BV 6.85%, 6/5/2115	300	266
Suzano Austria GmbH
6.00%, 1/15/2029	900	913
7.00%, 3/16/2047 (a)	220	226
Vale Overseas Ltd. 3.75%, 7/8/2030	57	52
		3,931
Canada — 1.5%
1011778 BC ULC
3.88%, 1/15/2028 (c)	2,030	1,877
3.50%, 2/15/2029 (c)	1,546	1,408
4.00%, 10/15/2030 (c)	4,185	3,641
Athabasca Oil Corp. 9.75%, 11/1/2026 (c)	321	325
ATS Automation Tooling Systems, Inc. 4.13%, 12/15/2028 (c)	1,373	1,217
Bank of Montreal (SOFRINDX + 0.68%), 2.96%, 3/10/2023 (f)	195	195
Bank of Nova Scotia (The)
(ICE LIBOR USD 3 Month + 2.65%), 4.65%, 10/12/2022 (d) (e) (f)	1,551	1,395
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.90%, 6/4/2025 (d) (e) (f)	2,497	2,431
1.30%, 9/15/2026	280	254
Series 2, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.61%), 3.62%, 10/27/2081 (f)	2,670	2,052
Baytex Energy Corp. 8.75%, 4/1/2027 (c)	6,070	6,184
Bell Canada (The) Series US-5, 2.15%, 2/15/2032	159	136
Bombardier, Inc.
7.50%, 3/15/2025 (c)	1,536	1,498
6.00%, 2/15/2028 (c)	970	837
Brookfield Residential Properties, Inc.
6.25%, 9/15/2027 (c)	1,000	898
4.88%, 2/15/2030 (c)	467	362
Canadian Pacific Railway Co. 2.45%, 12/2/2031	105	94
Emera US Finance LP 2.64%, 6/15/2031	75	64
Emera, Inc. Series 16-A, (ICE LIBOR USD 3 Month + 5.44%), 6.75%, 6/15/2076 (f)	29,134	28,953
Enbridge, Inc.
Series 16-A, (ICE LIBOR USD 3 Month + 3.89%), 6.00%, 1/15/2077 (f)	2,730	2,596
(ICE LIBOR USD 3 Month + 3.64%), 6.25%, 3/1/2078 (f)	5,351	5,077
Series 20-A, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 5.75%, 7/15/2080 (f)	13,544	12,757
Garda World Security Corp. 4.63%, 2/15/2027 (c)	2,596	2,342
GFL Environmental, Inc.
4.25%, 6/1/2025 (c)	2,670	2,617
3.75%, 8/1/2025 (c)	3,858	3,745
4.00%, 8/1/2028 (b) (c)	3,309	2,985
4.75%, 6/15/2029 (b) (c)	2,895	2,663
4.38%, 8/15/2029 (c)	2,244	2,003
goeasy Ltd. 5.38%, 12/1/2024 (c)	879	827
MEG Energy Corp. 7.13%, 2/1/2027 (c)	6,109	6,332

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Canada — continued
New Gold, Inc. 7.50%, 7/15/2027 (c)	451	354
NOVA Chemicals Corp.
4.88%, 6/1/2024 (c)	6,055	5,930
5.00%, 5/1/2025 (c)	3,790	3,706
5.25%, 6/1/2027 (c)	4,811	4,614
4.25%, 5/15/2029 (c)	3,479	3,022
Open Text Corp. 3.88%, 2/15/2028 (c)	2,165	1,992
Open Text Holdings, Inc. 4.13%, 2/15/2030 (c)	1,000	924
Precision Drilling Corp.
7.13%, 1/15/2026 (c)	4,408	4,085
6.88%, 1/15/2029 (c)	518	464
Primo Water Holdings, Inc. 4.38%, 4/30/2029 (c)	764	660
Quebecor Media, Inc. 5.75%, 1/15/2023	5,516	5,537
Ritchie Bros Auctioneers, Inc. 5.38%, 1/15/2025 (c)	1,282	1,285
Rogers Communications, Inc.
3.80%, 3/15/2032 (c)	135	131
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.59%), 5.25%, 3/15/2082 (c) (f)	5,065	4,641
Royal Bank of Canada (ICE LIBOR USD 3 Month + 0.36%), 3.10%, 1/17/2023 (f)	100	100
Superior Plus LP 4.50%, 3/15/2029 (c)	3,331	3,065
Tervita Corp. 11.00%, 12/1/2025 (c)	439	477
TransAlta Corp. 6.50%, 3/15/2040	305	293
TransCanada PipeLines Ltd. 4.75%, 5/15/2038	119	116
Transcanada Trust
Series 16-A, (ICE LIBOR USD 3 Month + 4.64%), 5.87%, 8/15/2076 (f)	5,204	5,105
(SOFR + 4.42%), 5.50%, 9/15/2079 (f)	9,787	9,002
Videotron Ltd.
5.38%, 6/15/2024 (c)	6,553	6,578
5.13%, 4/15/2027 (c)	4,784	4,641
3.63%, 6/15/2029 (c)	3,423	2,987
		167,474
Cayman Islands — 0.0% ^
Global Aircraft Leasing Co. Ltd. 6.50% (Cash), 9/15/2024 (c) (g)	943	726
Chile — 0.0% ^
Corp. Nacional del Cobre de Chile
4.88%, 11/4/2044 (a)	400	373
3.70%, 1/30/2050 (c)	1,400	1,095
Empresa Nacional del Petroleo 3.75%, 8/5/2026 (a)	1,000	928
		2,396
China — 0.3%
Agile Group Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.22%), 6.87%, 3/7/2023 (a) (d) (e) (f)	2,800	518
Bluestar Finance Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 3 Year + 5.63%), 3.10%, 7/12/2024 (a) (d) (e) (f)	350	334
Central Plaza Development Ltd. 4.65%, 1/19/2026 (a)	2,100	1,457
China Oil & Gas Group Ltd. 4.70%, 6/30/2026 (a)	1,200	950

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
China — continued
Chong Hing Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.86%), 5.70%, 7/15/2024 (a) (d) (e) (f)	950	909
CIFI Holdings Group Co. Ltd. 5.50%, 1/23/2023 (a)	2,100	1,534
Country Garden Holdings Co. Ltd.
5.13%, 1/14/2027 (a)	900	288
3.30%, 1/12/2031 (a)	1,000	305
ENN Clean Energy International Investment Ltd. 3.38%, 5/12/2026 (a)	1,100	931
Fortune Star BVI Ltd.
6.75%, 7/2/2023 (a)	1,300	1,034
5.00%, 5/18/2026 (a)	1,400	714
Gemstones International Ltd. 12.00%, 3/10/2023 (a)	1,200	745
Golden Eagle Retail Group Ltd. 4.63%, 5/21/2023 (a)	2,500	2,279
HBIS Group Hong Kong Co. Ltd. 3.75%, 12/18/2022 (a)	1,000	999
Hong Kong Red Star Macalline Universal Home Furnishings Ltd. 3.38%, 9/21/2022 (a)	2,100	1,848
Hopson Development Holdings Ltd. 7.00%, 5/18/2024 (a)	2,300	1,277
Huarong Finance 2017 Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.98%), 4.00%, 11/7/2022 (a) (d) (e) (f)	300	292
Huarong Finance 2019 Co. Ltd.
2.50%, 2/24/2023 (a)	1,600	1,532
3.25%, 11/13/2024 (a)	300	268
Huarong Finance II Co. Ltd. 4.63%, 6/3/2026 (a)	500	434
Lenovo Group Ltd. 5.83%, 1/27/2028 (c)	1,300	1,303
New Metro Global Ltd. 4.80%, 12/15/2024 (a)	1,100	387
NXP BV 3.25%, 5/11/2041	75	58
RKPF Overseas Ltd.
6.70%, 9/30/2024 (a)	2,700	1,283
5.20%, 1/12/2026 (a)	1,200	444
Shandong Iron And Steel Xinheng International Co. Ltd.
6.50%, 11/5/2023 (a)	900	865
4.80%, 7/28/2024 (a)	700	637
Shui On Development Holding Ltd. 5.50%, 3/3/2025 (a)	1,200	822
Sinochem Offshore Capital Co. Ltd. 2.38%, 9/23/2031 (a)	400	324
West China Cement Ltd. 4.95%, 7/8/2026 (a)	1,900	1,349
Yanlord Land HK Co. Ltd. 6.80%, 2/27/2024 (a)	3,000	2,505
		28,625
Colombia — 0.0% ^
Ecopetrol SA
5.88%, 9/18/2023	950	957
5.38%, 6/26/2026	1,160	1,118
7.38%, 9/18/2043	412	368
5.88%, 5/28/2045	730	548
		2,991
Finland — 0.1%
Nokia OYJ
4.38%, 6/12/2027	1,203	1,186
6.63%, 5/15/2039	673	694

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Finland — continued
Nordea Bank Abp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.11%), 6.63%, 3/26/2026 (c) (d) (e) (f)	7,250	7,233
1.50%, 9/30/2026 (c)	200	181
		9,294
France — 0.7%
Altice France SA
8.13%, 2/1/2027 (c)	6,089	6,013
5.13%, 7/15/2029 (c)	7,415	6,346
5.50%, 10/15/2029 (c)	3,732	3,210
BPCE SA 4.00%, 9/12/2023 (c)	250	250
CGG SA 8.75%, 4/1/2027 (b) (c)	500	458
Credit Agricole SA
(USD Swap Semi 5 Year + 6.19%), 8.12%, 12/23/2025 (c) (d) (e) (f)	19,545	20,791
(GBP Swap Semi 5 Year + 4.81%), 7.50%, 6/23/2026 (c) (d) (e) (f)	GBP3,130	3,850
(EUR Swap Annual 5 Year + 4.37%), 4.00%, 12/23/2027 (a) (d) (e)	EUR1,000	930
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.24%), 4.75%, 3/23/2029 (c) (d) (e) (f)	7,870	6,670
Societe Generale SA
4.25%, 4/14/2025 (c)	450	443
(USD ICE Swap Rate 5 Year + 5.87%), 8.00%, 9/29/2025 (c) (d) (e) (f)	19,644	20,185
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.51%), 5.38%, 11/18/2030 (c) (d) (e) (f)	10,487	8,800
		77,946
Germany — 0.0% ^
Bayer US Finance II LLC 4.63%, 6/25/2038 (c)	200	185
Deutsche Telekom International Finance BV 8.75%, 6/15/2030 (h)	286	366
TK Elevator US Newco, Inc. 5.25%, 7/15/2027 (c)	3,920	3,763
Volkswagen Group of America Finance LLC 3.13%, 5/12/2023 (c)	230	229
		4,543
Greece — 0.0% ^
Danaos Corp. 8.50%, 3/1/2028 (c)	305	305
Guatemala — 0.0% ^
Energuate Trust 5.88%, 5/3/2027 (a)	1,147	1,067
Hong Kong — 0.1%
Bank of East Asia Ltd. (The) (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 5.83%, 10/21/2025 (a) (d) (e) (f)	1,750	1,627
CAS Capital No. 1 Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.64%), 4.00%, 7/12/2026 (a) (d) (e) (f)	2,700	2,100
Elect Global Investments Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.89%), 4.10%, 6/3/2025 (a) (d) (e) (f)	600	511
FWD Group Ltd.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.86%), Zero Coupon, 12/15/2022 (a) (d) (e) (f)	1,600	1,505
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.88%), 6.37%, 9/13/2024 (a) (d) (e) (f)	300	265
FWD Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 5.50%, 2/1/2023 (a) (d) (e) (f)	1,800	1,719
Melco Resorts Finance Ltd. 5.63%, 7/17/2027 (a)	2,300	1,702
NWD MTN Ltd. 4.13%, 7/18/2029 (a)	1,600	1,393
		10,822

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
India — 0.3%
ABJA Investment Co. Pte. Ltd. 5.45%, 1/24/2028 (a)	2,400	2,346
Azure Power Energy Ltd.
3.58%, 8/19/2026 (c)	193	167
3.58%, 8/19/2026 (a)	385	334
Azure Power Solar Energy Pvt Ltd. 5.65%, 12/24/2024 (a)	2,000	1,945
Continuum Energy Levanter Pte. Ltd. 4.50%, 2/9/2027 (a)	1,677	1,392
Greenko Dutch BV 3.85%, 3/29/2026 (a)	1,795	1,557
Greenko Power II Ltd.
4.30%, 12/13/2028 (c)	903	768
4.30%, 12/13/2028 (a)	391	332
Greenko Solar Mauritius Ltd. 5.95%, 7/29/2026 (a)	500	455
Greenko Wind Projects Mauritius Ltd. 5.50%, 4/6/2025 (c)	1,000	936
HDFC Bank Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.92 - 2.93%), 3.70%, 8/25/2026 (c) (d) (e) (f)	2,000	1,695
HPCL-Mittal Energy Ltd.
5.45%, 10/22/2026 (a)	400	368
5.25%, 4/28/2027 (a)	2,100	1,837
India Green Energy Holdings 5.38%, 4/29/2024 (a)	2,950	2,817
India Green Power Holdings 4.00%, 2/22/2027 (a)	2,900	2,320
JSW Infrastructure Ltd.
4.95%, 1/21/2029 (c)	800	669
4.95%, 1/21/2029 (a)	1,200	1,003
JSW Steel Ltd.
5.38%, 4/4/2025 (a)	2,200	2,068
3.95%, 4/5/2027 (c)	600	509
3.95%, 4/5/2027 (a)	400	339
Network i2i Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.27%), 5.65%, 1/15/2025 (a) (d) (e) (f)	2,900	2,783
ReNew Power Pvt Ltd.
6.45%, 9/27/2022 (a)	900	896
5.88%, 3/5/2027 (a)	200	190
ReNew Wind Energy AP2 4.50%, 7/14/2028 (a)	200	166
TML Holdings Pte. Ltd. 4.35%, 6/9/2026 (a)	1,000	875
Vedanta Resources Ltd. 7.13%, 5/31/2023 (a)	1,300	1,132
		29,899
Indonesia — 0.2%
Adaro Indonesia PT 4.25%, 10/31/2024 (a)	3,000	2,869
Bank Negara Indonesia Persero Tbk. PT (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.47%), 4.30%, 3/24/2027 (a) (d) (e) (f)	1,300	1,100
Bank Tabungan Negara Persero Tbk. PT 4.20%, 1/23/2025 (a)	2,200	2,046
Cikarang Listrindo Tbk. PT 4.95%, 9/14/2026 (a)	1,400	1,284
Indika Energy Capital IV Pte. Ltd. 8.25%, 10/22/2025 (a)	2,700	2,600
Indonesia Asahan Aluminium Persero PT
6.53%, 11/15/2028 (c)	2,380	2,445
6.76%, 11/15/2048 (a)	200	185
6.76%, 11/15/2048 (c)	250	231
Medco Bell Pte. Ltd. 6.38%, 1/30/2027 (a)	800	711

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Indonesia — continued
Medco Oak Tree Pte. Ltd. 7.38%, 5/14/2026 (a)	200	187
Medco Platinum Road Pte. Ltd. 6.75%, 1/30/2025 (a)	2,400	2,306
Minejesa Capital BV
4.63%, 8/10/2030 (c)	824	742
5.63%, 8/10/2037 (a)	1,200	972
Pertamina Persero PT
3.10%, 1/21/2030 (c)	450	405
6.00%, 5/3/2042 (a)	880	888
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara
6.25%, 1/25/2049 (a)	810	791
4.88%, 7/17/2049 (a)	500	414
4.00%, 6/30/2050 (a)	870	660
		20,836
Ireland — 0.1%
AerCap Global Aviation Trust (ICE LIBOR USD 3 Month + 4.30%), 6.50%, 6/15/2045 (c) (f)	7,463	7,077
AerCap Holdings NV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.54%), 5.87%, 10/10/2079 (f)	7,459	6,620
Bank of Ireland Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.10%), 2.03%, 9/30/2027 (c) (f)	200	174
Cimpress plc 7.00%, 6/15/2026 (c)	545	455
		14,326
Israel — 0.0% ^
Energean Israel Finance Ltd.
4.88%, 3/30/2026 (a)	210	192
5.38%, 3/30/2028 (a)	220	193
Leviathan Bond Ltd. 6.50%, 6/30/2027 (a)	720	695
		1,080
Italy — 0.2%
Enel SpA (USD Swap Semi 5 Year + 5.88%), 8.75%, 9/24/2073 (c) (f)	2,430	2,503
Intesa Sanpaolo SpA (EUR Swap Annual 5 Year + 7.19%), 7.75%, 1/11/2027 (a) (d) (e) (f)	EUR2,660	2,735
Telecom Italia Capital SA
6.38%, 11/15/2033	3,907	3,258
6.00%, 9/30/2034	4,901	3,861
7.72%, 6/4/2038	2,620	2,175
Telecom Italia SpA 5.30%, 5/30/2024 (c)	1,925	1,872
UniCredit SpA
(EURIBOR ICE Swap Rate 5 Year + 7.34%), 7.50%, 6/3/2026 (a) (d) (e) (f)	EUR1,200	1,202
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year + 1.20%), 1.98%, 6/3/2027 (c) (f)	200	173
(EURIBOR ICE Swap Rate 5 Year + 4.08%), 3.88%, 6/3/2027 (a) (d) (e) (f)	EUR 202	158
		17,937
Japan — 0.1%
Nippon Life Insurance Co.
(USD Swap Semi 5 Year + 3.65%), 5.10%, 10/16/2044 (c) (f)	2,887	2,885
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.65%), 2.75%, 1/21/2051 (c) (f)	3,620	2,987
Sumitomo Life Insurance Co. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.75%), 3.38%, 4/15/2081 (c) (f)	2,620	2,291

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Japan — continued
Takeda Pharmaceutical Co. Ltd. 2.05%, 3/31/2030	200	174
Universal Entertainment Corp. 8.50%, 12/11/2024 (c)	824	805
		9,142
Kazakhstan — 0.1%
Fund of National Welfare Samruk-Kazyna JSC 2.00%, 10/28/2026 (c)	478	416
Kazakhstan Temir Zholy Finance BV 6.95%, 7/10/2042 (a)	1,545	1,306
KazMunayGas National Co. JSC
4.75%, 4/24/2025 (c)	550	529
4.75%, 4/19/2027 (a)	500	446
5.75%, 4/19/2047 (a)	1,380	1,094
6.38%, 10/24/2048 (a)	1,040	867
Tengizchevroil Finance Co. International Ltd. 4.00%, 8/15/2026 (a)	800	674
		5,332
Luxembourg — 0.3%
Altice Financing SA 5.75%, 8/15/2029 (c)	4,556	3,977
Altice France Holding SA
10.50%, 5/15/2027 (c)	8,469	7,998
6.00%, 2/15/2028 (c)	1,845	1,424
FAGE International SA 5.63%, 8/15/2026 (c)	324	289
Intelsat Jackson Holdings SA 6.50%, 3/15/2030 (c)	19,096	17,654
		31,342
Macau — 0.0% ^
Champion Path Holdings Ltd. 4.85%, 1/27/2028 (a)	700	420
Studio City Finance Ltd. 6.00%, 7/15/2025 (a)	1,200	774
		1,194
Mexico — 0.1%
Alfa SAB de CV 6.88%, 3/25/2044 (c)	712	675
Alpek SAB de CV 4.25%, 9/18/2029 (a)	1,000	920
BBVA Bancomer SA 6.75%, 9/30/2022 (a)	900	899
Cemex SAB de CV (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.53%), 5.12%, 6/8/2026 (c) (d) (e) (f)	1,052	878
Comision Federal de Electricidad 4.68%, 2/9/2051 (a)	300	215
Petroleos Mexicanos
6.88%, 8/4/2026	1,605	1,529
5.35%, 2/12/2028	1,900	1,584
6.50%, 1/23/2029 (b)	420	357
6.70%, 2/16/2032	167	133
5.63%, 1/23/2046	1,999	1,274
6.75%, 9/21/2047	850	577
6.35%, 2/12/2048	500	329
7.69%, 1/23/2050	1,402	1,016
6.95%, 1/28/2060	2,100	1,418
		11,804
Morocco — 0.0% ^
OCP SA 6.88%, 4/25/2044 (a)	430	366

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Netherlands — 0.3%
ABN AMRO Bank NV (EUR Swap Annual 5 Year + 4.67%), 4.37%, 9/22/2025 (a) (d) (e)	EUR6,700	6,451
Cooperatieve Rabobank UA (EUR Swap Annual 5 Year + 4.68%), 4.37%, 6/29/2027 (a) (d) (e) (f)	EUR7,200	6,908
ING Groep NV
(USD Swap Semi 5 Year + 4.45%), 6.50%, 4/16/2025 (d) (e) (f)	600	590
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.34%), 5.75%, 11/16/2026 (d) (e) (f)	2,360	2,255
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.86 - 2.86%), 3.88%, 5/16/2027 (d) (e) (f)	5,500	4,228
Shell International Finance BV 2.75%, 4/6/2030	85	80
Trivium Packaging Finance BV
5.50%, 8/15/2026 (c) (h)	2,741	2,700
8.50%, 8/15/2027 (b) (c) (h)	2,181	2,083
UPC Broadband Finco BV 4.88%, 7/15/2031 (c)	1,924	1,701
VZ Secured Financing BV 5.00%, 1/15/2032 (c)	1,586	1,414
		28,410
Panama — 0.0% ^
AES Panama Generation Holdings SRL 4.38%, 5/31/2030 (c)	960	786
Paraguay — 0.0% ^
Bioceanico Sovereign Certificate Ltd. Zero Coupon, 6/5/2034 (c)	393	245
Peru — 0.0% ^
Petroleos del Peru SA
4.75%, 6/19/2032 (c)	900	703
5.63%, 6/19/2047 (a)	600	422
		1,125
Philippines — 0.1%
Globe Telecom, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.53%), 4.20%, 8/2/2026 (a) (d) (e) (f)	1,300	1,196
Petron Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.77%), 4.60%, 7/19/2023 (a) (d) (e) (f)	2,400	2,259
Rizal Commercial Banking Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.23%), 6.50%, 8/27/2025 (a) (d) (e) (f)	2,700	2,500
SMC Global Power Holdings Corp.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 6.61%), 6.50%, 4/25/2024 (a) (d) (e) (f)	1,400	1,324
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 9.20%), 7.00%, 10/21/2025 (a) (d) (e) (f)	1,700	1,600
		8,879
Singapore — 0.0% ^
DBS Group Holdings Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 1.92%), 3.30%, 2/27/2025 (a) (d) (e) (f)	300	280
GLP Pte. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.73%), 4.50%, 5/17/2026 (a) (d) (e) (f)	1,400	1,118
		1,398
South Africa — 0.0% ^
Eskom Holdings SOC Ltd.
6.75%, 8/6/2023 (a)	430	426
7.13%, 2/11/2025 (a)	650	605
		1,031
South Korea — 0.0% ^
Hana Bank (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.41%), 3.50%, 10/19/2026 (c) (d) (e) (f)	500	428

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
South Korea — continued
Heungkuk Life Insurance Co. Ltd. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.47%), 4.48%, 11/9/2022 (a) (d) (e) (f)	1,150	1,110
Kia Corp. 3.00%, 4/25/2023 (c)	200	199
Shinhan Bank Co. Ltd. 4.50%, 3/26/2028 (a)	350	351
		2,088
Spain — 0.1%
Banco Bilbao Vizcaya Argentaria SA
(EUR Swap Annual 5 Year + 6.04%), 6.00%, 3/29/2024 (a) (d) (e)	EUR2,000	2,024
(EUR Swap Annual 5 Year + 6.46%), 6.00%, 1/15/2026 (a) (d) (e) (f)	EUR4,000	3,917
Banco Santander SA
(USD ICE Swap Rate 5 Year + 4.99%), 7.50%, 2/8/2024 (a) (d) (e) (f)	1,800	1,822
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.75%), 4.75%, 11/12/2026 (d) (e) (f)	2,200	1,879
Grifols Escrow Issuer SA 4.75%, 10/15/2028 (c)	1,634	1,448
Telefonica Emisiones SA 4.67%, 3/6/2038	308	278
		11,368
Sweden — 0.0% ^
Svenska Handelsbanken AB (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.05%), 4.75%, 3/1/2031 (a) (d) (e) (f)	3,200	2,736
Switzerland — 0.7%
Cloverie plc for Zurich Insurance Co. Ltd. (ICE LIBOR USD 3 Month + 4.92%), 5.63%, 6/24/2046 (a) (f)	2,700	2,720
Credit Suisse Group AG
(USD Swap Semi 5 Year + 4.60%), 7.50%, 12/11/2023 (c) (d) (e) (f)	11,691	11,478
(USD Swap Semi 5 Year + 3.46%), 6.25%, 12/18/2024 (c) (d) (e) (f)	19,875	19,021
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.82%), 6.37%, 8/21/2026 (c) (d) (e) (f)	6,039	5,103
(SOFR + 0.98%), 1.31%, 2/2/2027 (c) (f)	250	215
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.89%), 5.25%, 2/11/2027 (c) (d) (e) (f)	6,866	5,664
UBS Group AG
(USD Swap Semi 5 Year + 4.34%), 7.00%, 1/31/2024 (c) (d) (e) (f)	11,334	11,540
(USD Swap Semi 5 Year + 4.87%), 7.00%, 2/19/2025 (a) (d) (e) (f)	8,000	8,315
(USD Swap Semi 5 Year + 4.59%), 6.87%, 8/7/2025 (a) (d) (e) (f)	7,015	7,157
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.85%), 5.12%, 7/29/2026 (a) (d) (e) (f)	1,577	1,503
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.40%), 4.88%, 2/12/2027 (c) (d) (e) (f)	5,225	4,656
		77,372
Thailand — 0.0% ^
Bangkok Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.73%), 5.00%, 9/23/2025 (a) (d) (e) (f)	2,200	2,045
Krung Thai Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.53%), 4.40%, 3/25/2026 (a) (d) (e) (f)	2,700	2,268
Thaioil Treasury Center Co. Ltd.
4.88%, 1/23/2043 (a)	500	427
3.50%, 10/17/2049 (a)	300	188
TMBThanachart Bank PCL (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.25%), 4.90%, 12/2/2024 (a) (d) (e) (f)	200	177
		5,105
United Arab Emirates — 0.0% ^
Telford Offshore Ltd. 12.00% (PIK), 12/31/2164 (d) (e) (g)	1,550	47

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United Kingdom — 0.8%
180 Medical, Inc. 3.88%, 10/15/2029 (c)	3,079	2,799
Ashtead Capital, Inc. 4.38%, 8/15/2027 (c)	300	285
Barclays plc (U.K. Government Bonds 5 Year Note Generic Bid Yield + 6.01%), 6.37%, 12/15/2025 (a) (d) (e) (f)	GBP 400	460
BAT Capital Corp. 4.39%, 8/15/2037	232	192
BP Capital Markets plc
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.04%), 4.38%, 6/22/2025 (d) (e) (f)	4,196	4,143
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 4.17%), 4.25%, 3/22/2027 (a) (d) (e) (f)	GBP2,300	2,578
(EUR Swap Annual 5 Year + 4.12%), 3.63%, 3/22/2029 (a) (d) (e) (f)	EUR7,400	6,901
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.40%), 4.88%, 3/22/2030 (d) (e) (f)	16,634	15,122
HSBC Holdings plc
(EUR Swap Annual 5 Year + 5.34%), 6.00%, 9/29/2023 (a) (d) (e)	EUR3,970	4,184
(USD ICE Swap Rate 5 Year + 4.37%), 6.37%, 3/30/2025 (d) (e) (f)	6,827	6,891
(USD ICE Swap Rate 5 Year + 3.75 - 3.75%), 6.00%, 5/22/2027 (d) (e) (f)	3,310	3,175
(USD ICE Swap Rate 5 Year + 3.61%), 6.50%, 3/23/2028 (d) (e) (f)	5,250	5,133
(EUR Swap Annual 5 Year + 3.84%), 4.75%, 7/4/2029 (a) (d) (e) (f)	EUR1,918	1,740
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.65%), 4.60%, 12/17/2030 (d) (e) (f)	3,820	3,189
INEOS Quattro Finance 2 plc 3.38%, 1/15/2026 (c)	1,685	1,492
Ithaca Energy North Sea plc 9.00%, 7/15/2026 (c)	636	617
Jaguar Land Rover Automotive plc
7.75%, 10/15/2025 (c)	1,194	1,142
5.88%, 1/15/2028 (c)	1,616	1,263
Marks & Spencer plc 7.13%, 12/1/2037 (c)	206	196
Nationwide Building Society
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.39%), 5.87%, 12/20/2024 (a) (d) (e) (f)	GBP 200	239
(U.K. Government Bonds 5 Year Note Generic Bid Yield + 5.62%), 5.75%, 6/20/2027 (a) (d) (e)	GBP4,470	5,016
NatWest Group plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.62%), 6.00%, 12/29/2025 (d) (e) (f)	2,641	2,577
Rolls-Royce plc 5.75%, 10/15/2027 (c)	2,232	2,108
Standard Chartered plc (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.66%), 6.00%, 7/26/2025 (c) (d) (e) (f)	3,525	3,497
Virgin Media Finance plc 5.00%, 7/15/2030 (c)	435	368
Virgin Media Secured Finance plc
5.50%, 5/15/2029 (c)	6,525	6,199
4.50%, 8/15/2030 (c)	1,000	900
Vodafone Group plc
5.00%, 5/30/2038	188	186
(USD Swap Semi 5 Year + 4.87%), 7.00%, 4/4/2079 (f)	7,333	7,709
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.77%), 4.12%, 6/4/2081 (f)	7,100	5,747
		96,048
United States — 29.4%
7-Eleven, Inc. 1.80%, 2/10/2031 (c)	174	142
AbbVie, Inc.
3.20%, 11/21/2029	457	436
4.05%, 11/21/2039	166	157
Abercrombie & Fitch Management Co. 8.75%, 7/15/2025 (c)	450	443
Acadia Healthcare Co., Inc.
5.50%, 7/1/2028 (c)	2,824	2,789

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.00%, 4/15/2029 (c)	2,490	2,413
ACCO Brands Corp. 4.25%, 3/15/2029 (b) (c)	5,180	4,488
ACI Worldwide, Inc. 5.75%, 8/15/2026 (c)	3,105	3,039
Activision Blizzard, Inc. 1.35%, 9/15/2030	292	244
Adient Global Holdings Ltd. 4.88%, 8/15/2026 (c)	1,876	1,754
ADT Security Corp. (The)
4.13%, 8/1/2029 (c)	4,300	3,870
4.88%, 7/15/2032 (c)	6,428	5,694
Adtalem Global Education, Inc. 5.50%, 3/1/2028 (c)	1,137	1,065
Advanced Drainage Systems, Inc. 5.00%, 9/30/2027 (c)	515	505
Advanced Micro Devices, Inc. 3.92%, 6/1/2032	60	61
AECOM 5.13%, 3/15/2027	1,977	2,005
Aetna, Inc.
2.75%, 11/15/2022	96	96
3.88%, 8/15/2047	257	221
Air Lease Corp. 3.75%, 6/1/2026	70	67
Albertsons Cos., Inc.
3.25%, 3/15/2026 (c)	4,739	4,404
7.50%, 3/15/2026 (c)	3,170	3,274
4.63%, 1/15/2027 (c)	8,552	8,079
5.88%, 2/15/2028 (c)	3,316	3,217
3.50%, 3/15/2029 (c)	9,083	7,954
4.88%, 2/15/2030 (c)	884	809
Alcoa Nederland Holding BV
5.50%, 12/15/2027 (c)	6,325	6,244
6.13%, 5/15/2028 (c)	1,000	1,012
4.13%, 3/31/2029 (c)	809	761
Alexandria Real Estate Equities, Inc.
REIT, 2.75%, 12/15/2029	80	72
REIT, 2.95%, 3/15/2034	30	26
Alliance Resource Operating Partners LP 7.50%, 5/1/2025 (c)	407	403
Allied Universal Holdco LLC
6.63%, 7/15/2026 (c)	1,996	1,934
9.75%, 7/15/2027 (c)	907	830
4.63%, 6/1/2028 (c)	3,840	3,385
Allison Transmission, Inc.
4.75%, 10/1/2027 (c)	2,545	2,419
5.88%, 6/1/2029 (b) (c)	7,583	7,463
3.75%, 1/30/2031 (c)	5,472	4,726
Ally Financial, Inc.
5.75%, 11/20/2025	4,161	4,214
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 7 Year + 3.48%), 4.70%, 5/15/2028 (d) (e) (f)	6,324	4,989
Altria Group, Inc.
4.80%, 2/14/2029	83	82
3.40%, 2/4/2041	85	59
AMC Entertainment Holdings, Inc. 10.00% (Cash), 6/15/2026 (c) (g)	2,941	2,326

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
AMC Networks, Inc.
4.75%, 8/1/2025	2,836	2,723
4.25%, 2/15/2029	257	226
Ameren Corp. 3.50%, 1/15/2031	140	133
American Airlines Group, Inc. 3.75%, 3/1/2025 (b) (c)	182	159
American Airlines, Inc.
11.75%, 7/15/2025 (c)	126	140
5.50%, 4/20/2026 (c)	6,867	6,754
5.75%, 4/20/2029 (c)	6,285	6,018
American Axle & Manufacturing, Inc.
6.25%, 3/15/2026	3,979	3,762
6.50%, 4/1/2027 (b)	5,200	4,992
6.88%, 7/1/2028 (b)	1,349	1,275
5.00%, 10/1/2029 (b)	2,629	2,300
American Builders & Contractors Supply Co., Inc. 4.00%, 1/15/2028 (c)	4,195	3,926
American Electric Power Co., Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.68%), 3.88%, 2/15/2062 (f)	5,173	4,375
American Honda Finance Corp. (ICE LIBOR USD 3 Month + 0.47%), 1.88%, 11/16/2022 (f)	28	28
American International Group, Inc. Series A-9, (ICE LIBOR USD 3 Month + 2.87%), 5.75%, 4/1/2048 (f)	1,908	1,744
American Tower Corp.
REIT, 1.45%, 9/15/2026	100	89
REIT, 1.50%, 1/31/2028	337	293
REIT, 2.10%, 6/15/2030	125	104
American Transmission Systems, Inc. 2.65%, 1/15/2032 (c)	20	18
AmeriGas Partners LP
5.63%, 5/20/2024	2,121	2,143
5.50%, 5/20/2025	5,898	5,930
5.88%, 8/20/2026	2,714	2,749
5.75%, 5/20/2027	1,424	1,434
Amgen, Inc. 2.00%, 1/15/2032	298	255
Amkor Technology, Inc. 6.63%, 9/15/2027 (c)	3,941	3,922
AMN Healthcare, Inc. 4.63%, 10/1/2027 (c)	858	822
ANGI Group LLC 3.88%, 8/15/2028 (c)	528	430
Antero Midstream Partners LP
7.88%, 5/15/2026 (c)	4,139	4,332
5.75%, 3/1/2027 (c)	490	488
5.75%, 1/15/2028 (c)	3,115	3,059
5.38%, 6/15/2029 (c)	4,467	4,364
Antero Resources Corp.
8.38%, 7/15/2026 (c)	2,242	2,438
7.63%, 2/1/2029 (c)	739	779
5.38%, 3/1/2030 (c)	1,447	1,422
APi Escrow Corp. 4.75%, 10/15/2029 (c)	2,037	1,716
APi Group DE, Inc. 4.13%, 7/15/2029 (c)	3,278	2,729
Aramark Services, Inc. 5.00%, 2/1/2028 (b) (c)	7,840	7,660
Arches Buyer, Inc.
4.25%, 6/1/2028 (c)	1,780	1,523

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
6.13%, 12/1/2028 (b) (c)	634	520
Archrock Partners LP
6.88%, 4/1/2027 (c)	472	441
6.25%, 4/1/2028 (c)	2,420	2,190
Arconic Corp.
6.00%, 5/15/2025 (c)	2,269	2,286
6.13%, 2/15/2028 (c)	7,067	7,063
Arcosa, Inc. 4.38%, 4/15/2029 (c)	408	362
Ardagh Metal Packaging Finance USA LLC 6.00%, 6/15/2027 (c)	1,737	1,787
Ardagh Packaging Finance plc
4.13%, 8/15/2026 (c)	1,385	1,226
5.25%, 8/15/2027 (c)	12,645	9,619
Asbury Automotive Group, Inc.
4.50%, 3/1/2028	1,390	1,272
4.63%, 11/15/2029 (c)	1,924	1,698
4.75%, 3/1/2030	385	336
5.00%, 2/15/2032 (c)	1,343	1,173
ASGN, Inc. 4.63%, 5/15/2028 (c)	500	464
Ashland LLC
3.38%, 9/1/2031 (c)	281	240
6.88%, 5/15/2043	426	431
AT&T, Inc.
Series B, (EURIBOR ICE Swap Rate 5 Year + 3.14%), 2.87%, 3/2/2025 (d) (e) (f)	EUR 700	658
2.25%, 2/1/2032	408	347
3.50%, 6/1/2041	124	104
ATI, Inc.
5.88%, 12/1/2027 (b)	1,861	1,739
4.88%, 10/1/2029	1,655	1,416
5.13%, 10/1/2031	1,240	1,018
Atkore, Inc. 4.25%, 6/1/2031 (c)	407	354
Audacy Capital Corp. 6.50%, 5/1/2027 (b) (c)	4,439	2,197
Avantor Funding, Inc. 4.63%, 7/15/2028 (c)	6,866	6,610
Aviation Capital Group LLC 1.95%, 9/20/2026 (c)	210	180
Avient Corp. 7.13%, 8/1/2030 (c) (i)	1,015	1,046
Avis Budget Car Rental LLC
5.75%, 7/15/2027 (c)	5,358	5,098
4.75%, 4/1/2028 (c)	5,455	4,917
5.38%, 3/1/2029 (b) (c)	2,711	2,472
Axalta Coating Systems LLC
4.75%, 6/15/2027 (b) (c)	4,423	4,225
3.38%, 2/15/2029 (c)	3,894	3,395
B&G Foods, Inc. 5.25%, 4/1/2025	5,294	5,120
Baker Hughes Holdings LLC 3.14%, 11/7/2029	165	153
Bank of America Corp.
Series U, (ICE LIBOR USD 3 Month + 3.13%), 5.20%, 6/1/2023 (d) (e)	6,649	6,371
Series X, (ICE LIBOR USD 3 Month + 3.70%), 6.25%, 9/5/2024 (d) (e) (f)	15,732	15,845
Series Z, (ICE LIBOR USD 3 Month + 4.17%), 6.50%, 10/23/2024 (d) (e) (f)	7,182	7,364

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (f)	7,783	7,870
Series AA, (ICE LIBOR USD 3 Month + 3.90%), 6.10%, 3/17/2025 (d) (e) (f)	1,250	1,264
Series DD, (ICE LIBOR USD 3 Month + 4.55%), 6.30%, 3/10/2026 (d) (e) (f)	21,045	21,849
Series RR, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.76%), 4.38%, 1/27/2027 (d) (e) (f)	1,305	1,184
Series TT, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.23%), 6.13%, 4/27/2027 (d) (e) (f)	7,865	7,904
(SOFR + 0.96%), 1.73%, 7/22/2027 (f)	778	706
Series FF, (ICE LIBOR USD 3 Month + 2.93%), 5.87%, 3/15/2028 (d) (e) (f)	9,756	9,232
(SOFR + 1.21%), 2.57%, 10/20/2032 (f)	320	274
Bank of New York Mellon Corp. (The)
Series D, (ICE LIBOR USD 3 Month + 2.46%), 4.50%, 6/20/2023 (d) (e) (f)	3,007	2,672
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.35%), 3.70%, 3/20/2026 (d) (e) (f)	2,910	2,677
Series F, (ICE LIBOR USD 3 Month + 3.13%), 4.62%, 9/20/2026 (d) (e) (f)	11,948	10,925
Bath & Body Works, Inc.
9.38%, 7/1/2025 (c)	264	276
7.50%, 6/15/2029	2,347	2,321
6.95%, 3/1/2033 (b)	266	223
6.88%, 11/1/2035	1,032	946
6.75%, 7/1/2036	2,350	2,133
Bausch Health Americas, Inc.
9.25%, 4/1/2026 (c)	4,876	3,389
8.50%, 1/31/2027 (c)	5,791	3,658
Bausch Health Cos., Inc.
5.50%, 11/1/2025 (c)	13,156	11,709
9.00%, 12/15/2025 (c)	23,732	17,206
5.75%, 8/15/2027 (c)	2,174	1,806
7.00%, 1/15/2028 (c)	1,114	617
5.00%, 1/30/2028 (c)	2,375	1,265
4.88%, 6/1/2028 (c)	5,057	4,027
5.00%, 2/15/2029 (c)	4,668	2,364
6.25%, 2/15/2029 (c)	2,065	1,102
7.25%, 5/30/2029 (c)	1,679	911
5.25%, 1/30/2030 (c)	3,476	1,786
5.25%, 2/15/2031 (c)	3,262	1,672
Beacon Roofing Supply, Inc. 4.50%, 11/15/2026 (c)	656	633
Becton Dickinson and Co. 2.82%, 5/20/2030	356	325
Berry Global, Inc. 4.88%, 7/15/2026 (c)	6,914	6,788
Berry Petroleum Co. LLC 7.00%, 2/15/2026 (c)	407	382
Big River Steel LLC 6.63%, 1/31/2029 (c)	1,672	1,712
Biogen, Inc. 2.25%, 5/1/2030	107	91
Black Knight InfoServ LLC 3.63%, 9/1/2028 (c)	1,892	1,745
Block, Inc. 3.50%, 6/1/2031	1,485	1,285
Bloomin' Brands, Inc. 5.13%, 4/15/2029 (b) (c)	1,113	977
Blue Racer Midstream LLC
7.63%, 12/15/2025 (c)	1,522	1,518
6.63%, 7/15/2026 (c)	1,510	1,421
BlueLinx Holdings, Inc. 6.00%, 11/15/2029 (c)	308	249
Boise Cascade Co. 4.88%, 7/1/2030 (c)	852	773

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Booz Allen Hamilton, Inc.
3.88%, 9/1/2028 (c)	2,882	2,733
4.00%, 7/1/2029 (c)	3,568	3,404
Boston Properties LP REIT, 2.45%, 10/1/2033	160	127
Boyd Gaming Corp.
4.75%, 12/1/2027	1,164	1,118
4.75%, 6/15/2031 (c)	1,209	1,113
Boyne USA, Inc. 4.75%, 5/15/2029 (c)	3,600	3,370
BP Capital Markets America, Inc. 3.63%, 4/6/2030	176	173
Brightsphere Investment Group, Inc. 4.80%, 7/27/2026	289	267
Brink's Co. (The)
5.50%, 7/15/2025 (c)	1,890	1,908
4.63%, 10/15/2027 (c)	5,525	5,056
Bristol-Myers Squibb Co. 2.35%, 11/13/2040	70	55
Bristow Group, Inc. 6.88%, 3/1/2028 (c)	408	362
Broadcom, Inc. 4.30%, 11/15/2032	145	137
Brookfield Property REIT, Inc. REIT, 5.75%, 5/15/2026 (c)	1,609	1,569
Brundage-Bone Concrete Pumping Holdings, Inc. 6.00%, 2/1/2026 (c)	282	253
Buckeye Partners LP
4.13%, 3/1/2025 (c)	3,620	3,493
3.95%, 12/1/2026	200	186
4.13%, 12/1/2027	2,207	2,019
4.50%, 3/1/2028 (c)	4,360	4,011
Builders FirstSource, Inc.
5.00%, 3/1/2030 (c)	3,130	2,899
4.25%, 2/1/2032 (c)	3,999	3,422
6.38%, 6/15/2032 (c)	3,468	3,455
Burlington Northern Santa Fe LLC 3.30%, 9/15/2051	35	30
BWX Technologies, Inc.
4.13%, 6/30/2028 (c)	2,674	2,534
4.13%, 4/15/2029 (c)	4,624	4,342
Cable One, Inc. 4.00%, 11/15/2030 (c)	2,214	1,968
Caesars Entertainment, Inc. 4.63%, 10/15/2029 (c)	2,530	2,145
California Resources Corp. 7.13%, 2/1/2026 (c)	5,668	5,652
Callon Petroleum Co. 8.00%, 8/1/2028 (b) (c)	104	105
Calpine Corp.
5.25%, 6/1/2026 (c)	2,595	2,618
4.63%, 2/1/2029 (c)	1,622	1,459
5.00%, 2/1/2031 (c)	2,214	1,963
3.75%, 3/1/2031 (c)	50	44
Calumet Specialty Products Partners LP 11.00%, 4/15/2025 (c)	576	563
Capital One Financial Corp. Series M, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 3.95%, 9/1/2026 (d) (e) (f)	7,699	6,698
Cargo Aircraft Management, Inc. 4.75%, 2/1/2028 (c)	671	625
Carnival Corp.
10.50%, 2/1/2026 (c)	742	779
5.75%, 3/1/2027 (c)	2,270	1,820

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
4.00%, 8/1/2028 (c)	3,156	2,754
6.00%, 5/1/2029 (c)	3,326	2,560
Carpenter Technology Corp.
6.38%, 7/15/2028 (b)	1,466	1,362
7.63%, 3/15/2030	870	792
Carriage Services, Inc. 4.25%, 5/15/2029 (c)	408	355
Cars.com, Inc. 6.38%, 11/1/2028 (c)	407	353
Catalent Pharma Solutions, Inc.
5.00%, 7/15/2027 (c)	2,038	2,040
3.13%, 2/15/2029 (c)	940	833
CCO Holdings LLC
5.13%, 5/1/2027 (c)	36,915	36,156
5.00%, 2/1/2028 (c)	20,367	19,654
5.38%, 6/1/2029 (b) (c)	10,504	10,010
4.75%, 3/1/2030 (b) (c)	13,346	12,145
4.50%, 8/15/2030 (c)	6,415	5,702
4.25%, 2/1/2031 (c)	10,261	8,901
4.75%, 2/1/2032 (c)	1,610	1,422
4.25%, 1/15/2034 (c)	5,030	4,155
CD&R Smokey Buyer, Inc. 6.75%, 7/15/2025 (c)	4,976	4,669
CDW LLC
5.50%, 12/1/2024	635	646
4.25%, 4/1/2028	7,836	7,228
3.25%, 2/15/2029	1,372	1,180
Cedar Fair LP
5.50%, 5/1/2025 (c)	1,455	1,465
5.25%, 7/15/2029 (b)	1,700	1,626
Cengage Learning, Inc. 9.50%, 6/15/2024 (b) (c)	2,132	2,016
Centene Corp.
4.25%, 12/15/2027	10,139	9,962
4.63%, 12/15/2029 (b)	19,757	19,485
3.38%, 2/15/2030	5,040	4,580
Centennial Resource Production LLC 5.38%, 1/15/2026 (c)	540	495
CenterPoint Energy Resources Corp. (ICE LIBOR USD 3 Month + 0.50%), 2.11%, 3/2/2023 (f)	50	50
CenterPoint Energy, Inc. (ICE LIBOR USD 3 Month + 3.27 - 3.27%), 6.13%, 9/1/2023 (d) (e) (f)	5,558	5,016
Central Garden & Pet Co.
5.13%, 2/1/2028	6,555	6,093
4.13%, 10/15/2030	2,842	2,464
Charles River Laboratories International, Inc. 3.75%, 3/15/2029 (c)	104	96
Charles Schwab Corp. (The)
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.97%), 5.38%, 6/1/2025 (d) (e) (f)	12,051	12,237
Series H, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 3.08%), 4.00%, 12/1/2030 (d) (e) (f)	25,078	21,222
Chemours Co. (The)
5.38%, 5/15/2027	1,500	1,432
5.75%, 11/15/2028 (c)	8,862	8,445
Cheniere Corpus Christi Holdings LLC 2.74%, 12/31/2039	50	40

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Cheniere Energy Partners LP
4.50%, 10/1/2029	4,325	4,190
4.00%, 3/1/2031	2,666	2,477
3.25%, 1/31/2032	2,253	1,966
Cheniere Energy, Inc. 4.63%, 10/15/2028	7,525	7,327
Chesapeake Energy Corp.
5.50%, 2/1/2026 (c)	1,916	1,921
5.88%, 2/1/2029 (c)	941	946
6.75%, 4/15/2029 (c)	8,910	9,229
Chevron Corp. 2.24%, 5/11/2030	80	73
Chord Energy Corp. 6.38%, 6/1/2026 (c)	2,095	2,064
Chubb INA Holdings, Inc. 2.88%, 11/3/2022	52	52
Churchill Downs, Inc.
5.50%, 4/1/2027 (c)	325	324
4.75%, 1/15/2028 (c)	1,000	948
Ciena Corp. 4.00%, 1/31/2030 (c)	4,011	3,670
Cigna Corp. 4.38%, 10/15/2028	387	395
Cinemark USA, Inc.
8.75%, 5/1/2025 (b) (c)	1,000	1,042
5.25%, 7/15/2028 (c)	2,165	1,928
Citigroup, Inc.
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (b) (d) (e) (f)	2,488	2,475
(ICE LIBOR USD 3 Month + 4.07%), 5.95%, 1/30/2023 (d) (e) (f)	4,000	3,978
Series M, (ICE LIBOR USD 3 Month + 3.42%), 6.30%, 5/15/2024 (d) (e) (f)	19,542	18,881
Series U, (SOFR + 3.81%), 5.00%, 9/12/2024 (d) (e) (f)	15,165	14,041
Series V, (SOFR + 3.23%), 4.70%, 1/30/2025 (d) (e) (f)	2,596	2,271
Series P, (ICE LIBOR USD 3 Month + 3.90%), 5.95%, 5/15/2025 (d) (e) (f)	9,333	9,184
Series W, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.60%), 4.00%, 12/10/2025 (d) (e) (f)	12,954	12,042
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.42%), 3.88%, 2/18/2026 (d) (e) (f)	8,855	8,094
Series T, (ICE LIBOR USD 3 Month + 4.52%), 6.25%, 8/15/2026 (d) (e) (f)	9,744	9,988
(SOFR + 0.77%), 1.46%, 6/9/2027 (f)	815	734
(SOFR + 1.18%), 2.52%, 11/3/2032 (f)	55	47
Citizens Bank NA (ICE LIBOR USD 3 Month + 0.95%), 3.18%, 3/29/2023 (f)	250	250
Citizens Financial Group, Inc.
Series B, (ICE LIBOR USD 3 Month + 3.00%), 6.00%, 7/6/2023 (d) (e) (f)	3,001	2,620
Series C, (ICE LIBOR USD 3 Month + 3.16%), 6.37%, 4/6/2024 (d) (e) (f)	5,409	4,862
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.21%), 4.00%, 10/6/2026 (d) (e) (f)	6,650	5,606
Civitas Resources, Inc. 5.00%, 10/15/2026 (c)	407	382
Clarios Global LP
6.75%, 5/15/2025 (c)	1,595	1,602
6.25%, 5/15/2026 (c)	3,670	3,693
8.50%, 5/15/2027 (c)	733	740
Clarivate Science Holdings Corp.
3.88%, 7/1/2028 (c)	2,626	2,390
4.88%, 7/1/2029 (c)	2,958	2,618
Clean Harbors, Inc. 4.88%, 7/15/2027 (c)	785	779

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Clear Channel Outdoor Holdings, Inc.
5.13%, 8/15/2027 (b) (c)	10,523	9,732
7.75%, 4/15/2028 (c)	4,638	3,730
7.50%, 6/1/2029 (c)	8,147	6,558
Cleveland-Cliffs, Inc.
4.63%, 3/1/2029 (b) (c)	3,643	3,400
4.88%, 3/1/2031 (b) (c)	1,772	1,646
Clydesdale Acquisition Holdings, Inc. 8.75%, 4/15/2030 (c)	1,500	1,431
CMS Energy Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.12%), 4.75%, 6/1/2050 (f)	4,749	4,447
CNX Midstream Partners LP 4.75%, 4/15/2030 (c)	1,142	984
CNX Resources Corp.
7.25%, 3/14/2027 (c)	1,116	1,130
6.00%, 1/15/2029 (c)	1,670	1,624
Cogent Communications Group, Inc. 3.50%, 5/1/2026 (c)	700	660
Coinbase Global, Inc.
3.38%, 10/1/2028 (b) (c)	1,842	1,185
3.63%, 10/1/2031 (b) (c)	2,645	1,567
Comcast Corp.
4.15%, 10/15/2028	205	210
1.50%, 2/15/2031	240	202
CommScope Technologies LLC
6.00%, 6/15/2025 (c)	7,185	6,646
5.00%, 3/15/2027 (c)	2,405	1,977
CommScope, Inc.
6.00%, 3/1/2026 (c)	9,090	8,836
8.25%, 3/1/2027 (c)	10,160	8,839
4.75%, 9/1/2029 (c)	4,740	4,121
Community Health Systems, Inc.
8.00%, 3/15/2026 (c)	6,724	6,421
5.63%, 3/15/2027 (c)	3,543	3,149
6.00%, 1/15/2029 (c)	2,684	2,342
5.25%, 5/15/2030 (c)	4,389	3,687
4.75%, 2/15/2031 (c)	2,715	2,186
Compass Group Diversified Holdings LLC 5.25%, 4/15/2029 (c)	2,112	1,864
Comstock Resources, Inc.
6.75%, 3/1/2029 (c)	8,271	8,188
5.88%, 1/15/2030 (c)	2,512	2,360
Conduent Business Services LLC 6.00%, 11/1/2029 (c)	4,650	3,918
Consensus Cloud Solutions, Inc. 6.50%, 10/15/2028 (c)	844	751
Constellation Brands, Inc. 2.25%, 8/1/2031	333	285
Constellation Merger Sub, Inc. 8.50%, 9/15/2025 (c)	1,592	1,399
Cooper-Standard Automotive, Inc.
13.00%, 6/1/2024 (c)	6,658	7,091
5.63%, 11/15/2026 (c)	7,311	3,450
CoreCivic, Inc.
8.25%, 4/15/2026	4,988	4,955
4.75%, 10/15/2027	662	553

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
CoreLogic, Inc. 4.50%, 5/1/2028 (c)	676	521
Coty, Inc.
5.00%, 4/15/2026 (c)	4,278	4,201
6.50%, 4/15/2026 (b) (c)	960	940
4.75%, 1/15/2029 (c)	2,340	2,124
Cox Communications, Inc. 4.80%, 2/1/2035 (c)	190	189
CPI CG, Inc. 8.63%, 3/15/2026 (c)	295	285
CQP Holdco LP 5.50%, 6/15/2031 (c)	1,052	997
Credit Acceptance Corp. 6.63%, 3/15/2026	810	806
Crestwood Midstream Partners LP
5.75%, 4/1/2025	5,514	5,431
5.63%, 5/1/2027 (c)	2,355	2,261
8.00%, 4/1/2029 (c)	4,797	4,742
Crown Americas LLC 4.75%, 2/1/2026	681	676
Crown Castle International Corp.
REIT, 3.65%, 9/1/2027	250	243
REIT, 2.10%, 4/1/2031	170	142
CSC Holdings LLC
5.88%, 9/15/2022	1,585	1,581
5.25%, 6/1/2024	1,349	1,336
5.50%, 4/15/2027 (c)	2,990	2,892
5.38%, 2/1/2028 (c)	2,010	1,909
7.50%, 4/1/2028 (c)	2,260	2,074
6.50%, 2/1/2029 (c)	8,969	8,669
5.75%, 1/15/2030 (c)	2,512	2,029
4.50%, 11/15/2031 (c)	4,903	4,168
CSX Corp.
2.40%, 2/15/2030	75	68
4.10%, 11/15/2032	72	73
CTR Partnership LP REIT, 3.88%, 6/30/2028 (c)	420	371
Curo Group Holdings Corp. 7.50%, 8/1/2028 (c)	1,028	699
CVR Partners LP 6.13%, 6/15/2028 (c)	3,401	3,095
CVS Health Corp.
4.30%, 3/25/2028	100	102
2.13%, 9/15/2031	174	148
4.78%, 3/25/2038	255	255
5.30%, 12/5/2043	86	89
Dana, Inc.
5.38%, 11/15/2027	895	841
5.63%, 6/15/2028 (b)	3,421	3,184
Dave & Buster's, Inc. 7.63%, 11/1/2025 (c)	170	171
DaVita, Inc.
4.63%, 6/1/2030 (c)	10,415	8,540
3.75%, 2/15/2031 (c)	7,626	5,796
DCP Midstream Operating LP
3.88%, 3/15/2023	2,613	2,623
5.38%, 7/15/2025	1,919	1,967

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.63%, 7/15/2027	2,481	2,555
6.75%, 9/15/2037 (c)	1,740	1,723
5.60%, 4/1/2044	525	454
Delek Logistics Partners LP 7.13%, 6/1/2028 (c)	647	590
Dell International LLC 4.90%, 10/1/2026	65	67
Deluxe Corp. 8.00%, 6/1/2029 (c)	2,000	1,746
Diamond Sports Group LLC 5.38%, 8/15/2026 (b) (c)	5,398	1,188
Directv Financing LLC 5.88%, 8/15/2027 (c)	4,658	4,339
Discovery Communications LLC 3.63%, 5/15/2030	190	173
DISH DBS Corp.
5.00%, 3/15/2023	12,758	12,519
5.88%, 11/15/2024	30,567	28,119
7.75%, 7/1/2026	12,076	10,017
5.25%, 12/1/2026 (c)	14,585	12,616
7.38%, 7/1/2028	573	408
5.75%, 12/1/2028 (c)	2,915	2,365
5.13%, 6/1/2029	750	489
Dominion Energy, Inc.
Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.99%), 4.65%, 12/15/2024 (d) (e) (f)	3,636	3,381
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.19%), 4.35%, 1/15/2027 (d) (e) (f)	5,175	4,709
Series C, 2.25%, 8/15/2031	54	46
Dornoch Debt Merger Sub, Inc. 6.63%, 10/15/2029 (c)	3,736	2,794
DT Midstream, Inc.
4.13%, 6/15/2029 (c)	3,356	3,107
4.38%, 6/15/2031 (c)	1,677	1,505
Duke Energy Corp.
3.75%, 9/1/2046	112	94
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.32%), 3.25%, 1/15/2082 (f)	5,838	4,633
Dun & Bradstreet Corp. (The) 5.00%, 12/15/2029 (c)	1,250	1,165
Dycom Industries, Inc. 4.50%, 4/15/2029 (c)	5,624	5,159
Edgewell Personal Care Co.
5.50%, 6/1/2028 (c)	1,815	1,780
4.13%, 4/1/2029 (c)	3,338	2,996
Edison International Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.90%), 5.00%, 12/15/2026 (d) (e) (f)	4,770	4,024
Elastic NV 4.13%, 7/15/2029 (c)	585	521
Element Solutions, Inc. 3.88%, 9/1/2028 (c)	2,110	1,948
Elevance Health, Inc. 2.88%, 9/15/2029	190	177
Embarq Corp. 8.00%, 6/1/2036	7,323	6,023
Emergent BioSolutions, Inc. 3.88%, 8/15/2028 (c)	5,114	3,884
Enact Holdings, Inc. 6.50%, 8/15/2025 (c)	1,620	1,632
Encino Acquisition Partners Holdings LLC 8.50%, 5/1/2028 (c)	5,594	5,467
Encompass Health Corp.
5.75%, 9/15/2025	4,690	4,701
4.50%, 2/1/2028	5,822	5,387
4.75%, 2/1/2030	2,675	2,467
4.63%, 4/1/2031	3,400	3,052

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Endo Dac
5.88%, 10/15/2024 (b) (c)	1,925	1,559
9.50%, 7/31/2027 (b) (c)	4,357	1,046
6.00%, 6/30/2028 (c)	2,563	167
Endo Luxembourg Finance Co. I SARL 6.13%, 4/1/2029 (b) (c)	3,225	2,588
Energizer Holdings, Inc.
6.50%, 12/31/2027 (c)	1,978	1,832
4.75%, 6/15/2028 (c)	3,840	3,262
4.38%, 3/31/2029 (c)	5,821	4,807
Energy Transfer LP
Series A, (ICE LIBOR USD 3 Month + 4.03%), 6.25%, 2/15/2023 (d) (e) (f)	1,328	1,042
4.20%, 4/15/2027	115	113
Series B, (ICE LIBOR USD 3 Month + 4.15%), 6.63%, 2/15/2028 (d) (e) (f)	8,894	6,762
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.31%), 7.13%, 5/15/2030 (d) (e) (f)	4,455	4,009
EnerSys 4.38%, 12/15/2027 (c)	200	183
EnLink Midstream LLC 5.38%, 6/1/2029	803	763
EnLink Midstream Partners LP
Series C, (ICE LIBOR USD 3 Month + 4.11%), 6.00%, 12/15/2022 (d) (e) (f)	210	146
4.40%, 4/1/2024	4,495	4,503
4.15%, 6/1/2025	1,600	1,573
4.85%, 7/15/2026	2,940	2,909
5.60%, 4/1/2044	522	406
Enova International, Inc.
8.50%, 9/1/2024 (c)	135	128
8.50%, 9/15/2025 (c)	500	460
Entegris Escrow Corp. 4.75%, 4/15/2029 (c)	4,993	4,807
Entegris, Inc.
4.38%, 4/15/2028 (c)	2,891	2,726
3.63%, 5/1/2029 (b) (c)	2,434	2,160
Entergy Texas, Inc. 1.75%, 3/15/2031	200	167
Enterprise Products Operating LLC Series E, (ICE LIBOR USD 3 Month + 3.03%), 5.25%, 8/16/2077 (f)	4,380	3,786
Envision Healthcare Corp. 8.75%, 10/15/2026 (c)	7,419	2,481
Enviva Partners LP 6.50%, 1/15/2026 (c)	556	551
EOG Resources, Inc. 5.10%, 1/15/2036	180	187
EQM Midstream Partners LP
6.00%, 7/1/2025 (c)	797	791
4.13%, 12/1/2026	2,175	2,005
7.50%, 6/1/2027 (c)	2,485	2,539
6.50%, 7/1/2027 (c)	2,550	2,555
4.50%, 1/15/2029 (c)	4,301	3,849
7.50%, 6/1/2030 (c)	1,990	2,048
4.75%, 1/15/2031 (b) (c)	5,576	5,037
EQT Corp.
6.63%, 2/1/2025 (h)	895	932
3.13%, 5/15/2026 (c)	1,789	1,718
5.00%, 1/15/2029	1,855	1,834
7.50%, 2/1/2030 (h)	1,165	1,276

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.63%, 5/15/2031 (c)	1,382	1,265
Equitable Holdings, Inc. Series B, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.74%), 4.95%, 9/15/2025 (d) (e) (f)	786	771
ESC Co., Intelsat Jackson Holdings, Ltd.
5.50%, 8/1/2023 ‡ (j)	10,554	1
8.50%, 10/15/2024 ‡ (c) (j)	16,148	2
9.75%, 7/15/2025 ‡ (j)	1,585	—
ESC GCBREGS EXIDE TECH
7.13%, 8/1/2026 (j)	5,505	330
6.00%, 1/15/2028 (j)	5,450	327
Escrow Texas Competit
8.50%, 12/1/2021 ‡ (j)	12,478	12
8.50%, 10/1/2022 ‡ (j)	16,772	25
Evergy, Inc. 2.90%, 9/15/2029	152	138
EW Scripps Co. Zero Coupon, 9/18/2025 (i)	215	212
Exela Intermediate LLC 11.50%, 7/15/2026 (c)	3,525	1,075
Exxon Mobil Corp. 4.23%, 3/19/2040	219	216
Fair Isaac Corp. 4.00%, 6/15/2028 (c)	1,494	1,393
Ferrellgas LP
5.38%, 4/1/2026 (c)	449	418
5.88%, 4/1/2029 (b) (c)	1,000	877
Fertitta Entertainment LLC
4.63%, 1/15/2029 (c)	1,159	1,081
6.75%, 1/15/2030 (b) (c)	1,015	830
Fidelity National Information Services, Inc. 2.25%, 3/1/2031	200	169
Fiserv, Inc. 3.50%, 7/1/2029	193	183
Foot Locker, Inc. 4.00%, 10/1/2029 (c)	407	316
Ford Motor Credit Co. LLC
4.06%, 11/1/2024	4,465	4,392
4.69%, 6/9/2025	8,785	8,722
5.13%, 6/16/2025	6,000	5,981
4.13%, 8/4/2025	4,442	4,381
3.38%, 11/13/2025	6,405	6,112
4.39%, 1/8/2026	6,275	6,108
4.54%, 8/1/2026	2,252	2,190
2.70%, 8/10/2026	1,714	1,558
4.27%, 1/9/2027	9,613	9,202
4.13%, 8/17/2027	5,525	5,242
3.82%, 11/2/2027	1,935	1,774
4.00%, 11/13/2030	5,909	5,223
Foundation Building Materials, Inc. 6.00%, 3/1/2029 (c)	407	313
Freeport-McMoRan, Inc.
5.00%, 9/1/2027	1,000	995
4.13%, 3/1/2028	5,265	4,971
4.38%, 8/1/2028	3,530	3,348
5.45%, 3/15/2043	120	112

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Frontier Communications Holdings LLC
5.88%, 10/15/2027 (c)	3,844	3,787
5.00%, 5/1/2028 (c)	11,290	10,610
6.75%, 5/1/2029 (c)	2,617	2,329
5.88%, 11/1/2029	1,149	965
6.00%, 1/15/2030 (b) (c)	1,380	1,159
8.75%, 5/15/2030 (c)	431	458
Gannett Holdings LLC 6.00%, 11/1/2026 (b) (c)	1,624	1,376
Gap, Inc. (The)
3.63%, 10/1/2029 (c)	1,220	895
3.88%, 10/1/2031 (c)	1,770	1,282
Gartner, Inc.
4.50%, 7/1/2028 (c)	3,884	3,738
3.63%, 6/15/2029 (c)	1,937	1,769
3.75%, 10/1/2030 (c)	869	798
Gates Global LLC 6.25%, 1/15/2026 (c)	2,064	2,018
GCI LLC 4.75%, 10/15/2028 (c)	9,555	8,708
GCP Applied Technologies, Inc. 5.50%, 4/15/2026 (c)	6,630	6,726
General Electric Co. Series D, (ICE LIBOR USD 3 Month + 3.33%), 5.16%, 9/15/2022 (d) (e) (f)	38,293	35,708
General Motors Financial Co., Inc. 4.30%, 4/6/2029	70	66
Genesis Energy LP
6.50%, 10/1/2025	180	174
6.25%, 5/15/2026	1,933	1,791
8.00%, 1/15/2027	1,353	1,326
7.75%, 2/1/2028	3,721	3,590
Genting New York LLC 3.30%, 2/15/2026 (c)	535	487
GEO Group, Inc. (The)
REIT, 5.88%, 10/15/2024	2,215	2,060
REIT, 6.00%, 4/15/2026 (b)	899	683
G-III Apparel Group Ltd. 7.88%, 8/15/2025 (c)	442	433
Gilead Sciences, Inc. 1.65%, 10/1/2030	491	419
Glatfelter Corp. 4.75%, 11/15/2029 (c)	2,320	1,580
Global Infrastructure Solutions, Inc.
5.63%, 6/1/2029 (c)	3,370	2,657
7.50%, 4/15/2032 (c)	2,580	1,990
Global Medical Response, Inc. 6.50%, 10/1/2025 (c)	2,285	2,119
Global Net Lease, Inc. REIT, 3.75%, 12/15/2027 (c)	500	438
Global Payments, Inc.
3.20%, 8/15/2029	195	173
2.90%, 11/15/2031	55	46
GLP Capital LP REIT, 5.25%, 6/1/2025	618	613
Go Daddy Operating Co. LLC
5.25%, 12/1/2027 (c)	1,581	1,542
3.50%, 3/1/2029 (c)	1,500	1,335
Golden Entertainment, Inc. 7.63%, 4/15/2026 (c)	394	393
Goldman Sachs Capital II (ICE LIBOR USD 3 Month + 0.77%), 4.00%, 8/29/2022 (d) (e) (f)	2,351	1,736

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Goldman Sachs Group, Inc. (The)
(ICE LIBOR USD 3 Month + 0.75%), 2.25%, 2/23/2023 (f)	100	100
Series S, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.85%), 4.40%, 2/10/2025 (d) (e) (f)	1,733	1,566
Series R, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.22%), 4.95%, 2/10/2025 (d) (e) (f)	931	890
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.97%), 3.80%, 5/10/2026 (d) (e) (f)	6,520	5,626
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.91%), 3.65%, 8/10/2026 (d) (e) (f)	5,383	4,549
Series O, (ICE LIBOR USD 3 Month + 3.83%), 5.30%, 11/10/2026 (d) (e) (f)	2,755	2,724
(SOFR + 0.82%), 1.54%, 9/10/2027 (f)	298	267
(SOFR + 0.91%), 1.95%, 10/21/2027 (f)	85	78
(SOFR + 1.11%), 2.64%, 2/24/2028	70	65
(SOFR + 1.26%), 2.65%, 10/21/2032 (f)	75	65
Goodyear Tire & Rubber Co. (The)
5.00%, 5/31/2026 (b)	4,195	4,122
5.00%, 7/15/2029 (b)	2,982	2,720
5.25%, 4/30/2031 (b)	2,965	2,661
5.25%, 7/15/2031 (b)	999	869
GrafTech Finance, Inc. 4.63%, 12/15/2028 (c)	2,027	1,760
Graham Holdings Co. 5.75%, 6/1/2026 (c)	450	451
Graham Packaging Co., Inc. 7.13%, 8/15/2028 (c)	676	569
Gray Escrow II, Inc. 5.38%, 11/15/2031 (b) (c)	3,066	2,706
Gray Television, Inc.
5.88%, 7/15/2026 (c)	2,102	2,089
7.00%, 5/15/2027 (c)	6,085	6,123
4.75%, 10/15/2030 (c)	2,335	2,007
Great Lakes Dredge & Dock Corp. 5.25%, 6/1/2029 (c)	331	295
Griffon Corp. 5.75%, 3/1/2028	3,475	3,325
Gulfport Energy Corp.
8.00%, 5/17/2026	703	706
8.00%, 5/17/2026 (c)	3,215	3,231
Gulfport Energy Operating Corp.
6.63%, 5/1/2023 ‡ (j)	745	—
6.00%, 10/15/2024 ‡ (j)	4,620	—
6.38%, 5/15/2025 ‡ (j)	1,458	—
6.38%, 1/15/2026 ‡ (j)	4,130	—
GYP Holdings III Corp. 4.63%, 5/1/2029 (c)	356	288
H&E Equipment Services, Inc. 3.88%, 12/15/2028 (c)	1,000	867
Hanesbrands, Inc. 4.88%, 5/15/2026 (c)	2,359	2,296
Harsco Corp. 5.75%, 7/31/2027 (c)	757	574
HAT Holdings I LLC
REIT, 6.00%, 4/15/2025 (c)	788	769
REIT, 3.38%, 6/15/2026 (c)	1,000	881
HCA, Inc.
5.38%, 2/1/2025	30,757	31,373
5.88%, 2/15/2026	24,150	24,949
5.38%, 9/1/2026	7,986	8,238
5.63%, 9/1/2028	10,285	10,661
3.50%, 9/1/2030	7,926	7,232

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
2.38%, 7/15/2031	329	272
HealthEquity, Inc. 4.50%, 10/1/2029 (c)	1,316	1,226
Hecla Mining Co. 7.25%, 2/15/2028	484	477
Herbalife Nutrition Ltd. 7.88%, 9/1/2025 (c)	970	909
Herc Holdings, Inc. 5.50%, 7/15/2027 (b) (c)	10,623	10,623
Hertz Corp. (The)
6.25%, 10/15/2022 (j)	1,106	6
5.50%, 10/15/2024 (j)	11,828	59
4.63%, 12/1/2026 (c)	4,630	4,121
5.00%, 12/1/2029 (c)	3,225	2,758
Hess Midstream Operations LP
5.63%, 2/15/2026 (c)	4,115	4,100
4.25%, 2/15/2030 (c)	2,718	2,421
H-Food Holdings LLC 8.50%, 6/1/2026 (c)	450	298
Hilcorp Energy I LP
6.25%, 11/1/2028 (c)	640	620
6.00%, 4/15/2030 (c)	1,506	1,367
6.25%, 4/15/2032 (c)	1,255	1,130
Hilton Domestic Operating Co., Inc.
5.38%, 5/1/2025 (c)	584	584
5.75%, 5/1/2028 (c)	1,536	1,545
3.75%, 5/1/2029 (c)	2,650	2,405
4.88%, 1/15/2030	1,923	1,868
4.00%, 5/1/2031 (c)	1,990	1,786
3.63%, 2/15/2032 (c)	856	738
Hilton Grand Vacations Borrower Escrow LLC
5.00%, 6/1/2029 (c)	696	616
4.88%, 7/1/2031 (c)	1,000	840
Hilton Worldwide Finance LLC 4.88%, 4/1/2027	4,204	4,130
HLF Financing SARL LLC 4.88%, 6/1/2029 (c)	1,000	739
Holly Energy Partners LP
6.38%, 4/15/2027 (c)	1,720	1,703
5.00%, 2/1/2028 (c)	2,795	2,577
Hologic, Inc.
4.63%, 2/1/2028 (c)	1,638	1,599
3.25%, 2/15/2029 (c)	5,498	4,982
Home Point Capital, Inc. 5.00%, 2/1/2026 (c)	500	344
Horizon Therapeutics USA, Inc. 5.50%, 8/1/2027 (b) (c)	612	607
Howard Hughes Corp. (The) 4.38%, 2/1/2031 (c)	368	312
Howmet Aerospace, Inc.
5.13%, 10/1/2024	3,601	3,627
5.90%, 2/1/2027	4,185	4,350
6.75%, 1/15/2028	145	153
Hughes Satellite Systems Corp.
5.25%, 8/1/2026	1,126	1,143
6.63%, 8/1/2026	4,459	4,342
Huntington Bancshares, Inc. Series E, (ICE LIBOR USD 3 Month + 2.88%), 5.70%, 4/15/2023 (d) (e) (f)	3,742	3,393

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Hyundai Capital America
0.80%, 4/3/2023 (c)	80	78
1.65%, 9/17/2026 (c)	165	147
2.10%, 9/15/2028 (c)	83	71
IAA, Inc. 5.50%, 6/15/2027 (c)	450	450
Icahn Enterprises LP
6.25%, 5/15/2026	1,427	1,419
5.25%, 5/15/2027	1,000	960
4.38%, 2/1/2029	2,383	2,144
IEA Energy Services LLC 6.63%, 8/15/2029 (c)	305	302
iHeartCommunications, Inc.
6.38%, 5/1/2026	2,920	2,842
8.38%, 5/1/2027	6,548	5,911
5.25%, 8/15/2027 (c)	6,464	5,909
II-VI, Inc. 5.00%, 12/15/2029 (c)	3,739	3,561
ILFC E-Capital Trust I 4.85%, 12/21/2065 (c) (k)	7,148	5,368
ILFC E-Capital Trust II 5.10%, 12/21/2065 (c) (k)	2,205	1,637
Imola Merger Corp. 4.75%, 5/15/2029 (c)	11,541	10,791
Ingles Markets, Inc. 4.00%, 6/15/2031 (c)	356	321
Installed Building Products, Inc. 5.75%, 2/1/2028 (c)	306	281
Intel Corp. 2.00%, 8/12/2031	64	56
International Game Technology plc
6.50%, 2/15/2025 (c)	9,488	9,642
6.25%, 1/15/2027 (c)	4,104	4,176
5.25%, 1/15/2029 (c)	442	427
IQVIA, Inc.
5.00%, 10/15/2026 (c)	7,463	7,433
5.00%, 5/15/2027 (c)	2,790	2,795
IRB Holding Corp. 7.00%, 6/15/2025 (c)	1,040	1,064
Iron Mountain, Inc.
REIT, 4.88%, 9/15/2027 (c)	4,756	4,541
REIT, 5.25%, 3/15/2028 (c)	2,013	1,922
REIT, 4.50%, 2/15/2031 (c)	2,140	1,878
ITC Holdings Corp. 2.95%, 5/14/2030 (c)	155	140
James Hardie International Finance DAC 5.00%, 1/15/2028 (c)	450	416
Jazz Securities DAC 4.38%, 1/15/2029 (c)	3,547	3,415
JB Poindexter & Co., Inc. 7.13%, 4/15/2026 (c)	1,631	1,591
JELD-WEN, Inc.
6.25%, 5/15/2025 (c)	1,197	1,192
4.63%, 12/15/2025 (c)	2,505	2,311
4.88%, 12/15/2027 (b) (c)	1,760	1,456
Kaiser Aluminum Corp.
4.63%, 3/1/2028 (c)	1,500	1,282
4.50%, 6/1/2031 (c)	2,065	1,664
Kansas City Southern 3.50%, 5/1/2050	35	29
KBR, Inc. 4.75%, 9/30/2028 (c)	100	90

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Kennedy-Wilson, Inc.
4.75%, 3/1/2029	1,545	1,363
5.00%, 3/1/2031	3,674	3,132
Keurig Dr Pepper, Inc.
3.20%, 5/1/2030	253	237
4.50%, 4/15/2052	35	33
KeyCorp (SOFRINDX + 2.06%), 4.79%, 6/1/2033 (f)	15	15
KFC Holding Co. 4.75%, 6/1/2027 (c)	1,000	1,002
Kimco Realty Corp. REIT, 2.25%, 12/1/2031	46	38
Kinder Morgan Energy Partners LP 4.70%, 11/1/2042	80	71
Kinetik Holdings LP 5.88%, 6/15/2030 (c)	1,911	1,941
KLA Corp.
4.65%, 7/15/2032	20	21
4.95%, 7/15/2052	20	22
Kontoor Brands, Inc. 4.13%, 11/15/2029 (c)	410	346
Korn Ferry 4.63%, 12/15/2027 (c)	450	423
Kraft Heinz Foods Co. 3.75%, 4/1/2030	155	149
Kroger Co. (The) 1.70%, 1/15/2031	176	146
L3Harris Technologies, Inc. 1.80%, 1/15/2031	185	153
LABL, Inc.
6.75%, 7/15/2026 (c)	8,760	8,491
10.50%, 7/15/2027 (c)	2,020	1,919
Lamar Media Corp.
3.75%, 2/15/2028	895	841
4.00%, 2/15/2030	630	580
3.63%, 1/15/2031	361	318
Lamb Weston Holdings, Inc.
4.88%, 5/15/2028 (c)	1,115	1,086
4.13%, 1/31/2030 (c)	8,032	7,486
4.38%, 1/31/2032 (c)	1,728	1,621
Laredo Petroleum, Inc. 9.50%, 1/15/2025	2,112	2,164
LD Holdings Group LLC 6.50%, 11/1/2025 (c)	1,101	706
Lear Corp. 2.60%, 1/15/2032	25	20
Level 3 Financing, Inc.
5.38%, 5/1/2025	10,443	10,457
5.25%, 3/15/2026	1,599	1,583
4.63%, 9/15/2027 (c)	4,657	4,257
3.63%, 1/15/2029 (c)	1,404	1,173
LGI Homes, Inc. 4.00%, 7/15/2029 (c)	305	251
Liberty Interactive LLC 8.25%, 2/1/2030	2,370	1,517
Lions Gate Capital Holdings LLC 5.50%, 4/15/2029 (c)	2,113	1,720
Lithia Motors, Inc. 4.38%, 1/15/2031 (c)	1,668	1,514
Live Nation Entertainment, Inc.
4.88%, 11/1/2024 (c)	2,560	2,551
5.63%, 3/15/2026 (c)	5,302	5,236
6.50%, 5/15/2027 (c)	6,460	6,630
4.75%, 10/15/2027 (c)	6,631	6,316

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
3.75%, 1/15/2028 (c)	903	826
Louisiana-Pacific Corp. 3.63%, 3/15/2029 (c)	520	451
Lowe's Cos., Inc.
1.70%, 9/15/2028	75	67
2.63%, 4/1/2031	166	148
3.70%, 4/15/2046	122	103
LPL Holdings, Inc.
4.63%, 11/15/2027 (c)	1,900	1,841
4.00%, 3/15/2029 (c)	1,681	1,563
Lumen Technologies, Inc.
Series Y, 7.50%, 4/1/2024	6,646	6,817
5.13%, 12/15/2026 (c)	15,795	14,388
4.00%, 2/15/2027 (c)	6,160	5,667
Series G, 6.88%, 1/15/2028	799	735
4.50%, 1/15/2029 (c)	1,780	1,411
5.38%, 6/15/2029 (c)	5,016	4,188
Series P, 7.60%, 9/15/2039	709	572
Series U, 7.65%, 3/15/2042	772	602
Macy's Retail Holdings LLC
5.88%, 4/1/2029 (c)	157	138
5.88%, 3/15/2030 (c)	771	661
5.13%, 1/15/2042	2,150	1,469
4.30%, 2/15/2043	819	508
Madison IAQ LLC
4.13%, 6/30/2028 (c)	750	664
5.88%, 6/30/2029 (c)	4,290	3,349
Magallanes, Inc.
3.76%, 3/15/2027 (c)	60	58
4.28%, 3/15/2032 (c)	135	126
5.05%, 3/15/2042 (c)	50	44
Magnolia Oil & Gas Operating LLC 6.00%, 8/1/2026 (c)	500	476
Mallinckrodt International Finance SA
11.50%, 12/15/2028 (b) (c)	8,610	8,522
10.00%, 6/15/2029 (c)	2,037	1,243
Marriott Ownership Resorts, Inc.
6.13%, 9/15/2025 (c)	973	978
4.75%, 1/15/2028	36	33
4.50%, 6/15/2029 (c)	656	569
Masonite International Corp.
5.38%, 2/1/2028 (c)	1,582	1,546
3.50%, 2/15/2030 (c)	835	719
MasTec, Inc. 4.50%, 8/15/2028 (c)	5,891	5,459
Matador Resources Co. 5.88%, 9/15/2026	3,555	3,617
Match Group Holdings II LLC
5.00%, 12/15/2027 (c)	133	129
4.13%, 8/1/2030 (c)	1,397	1,250

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Mattel, Inc.
3.15%, 3/15/2023	1,000	989
3.38%, 4/1/2026 (c)	1,297	1,230
5.88%, 12/15/2027 (c)	1,034	1,057
3.75%, 4/1/2029 (c)	1,624	1,500
Mauser Packaging Solutions Holding Co.
5.50%, 4/15/2024 (c)	7,447	7,366
7.25%, 4/15/2025 (c)	2,610	2,393
McDonald's Corp. 3.70%, 2/15/2042	137	121
McGraw-Hill Education, Inc. 5.75%, 8/1/2028 (c)	4,120	3,695
MDC Holdings, Inc. 2.50%, 1/15/2031	190	141
Medline Borrower LP
3.88%, 4/1/2029 (c)	6,989	6,316
5.25%, 10/1/2029 (b) (c)	5,302	4,792
Mellon Capital IV Series 1, (ICE LIBOR USD 3 Month + 0.57%), 4.00%, 8/29/2022 (d) (e) (f)	2,027	1,515
Meritage Homes Corp. 3.88%, 4/15/2029 (c)	1,226	1,080
Meritor, Inc. 6.25%, 6/1/2025 (c)	571	588
MetLife Capital Trust IV 7.88%, 12/15/2037 (c)	7,703	8,482
MetLife, Inc.
Series G, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.58%), 3.85%, 9/15/2025 (d) (e) (f)	11,895	11,232
Series D, (ICE LIBOR USD 3 Month + 2.96%), 5.87%, 3/15/2028 (d) (e) (f)	4,741	4,623
6.40%, 12/15/2036	14,937	15,548
9.25%, 4/8/2038 (c)	3,109	3,702
5.00%, 7/15/2052	30	32
MGM Resorts International
6.00%, 3/15/2023	6,330	6,385
6.75%, 5/1/2025	1,495	1,522
5.75%, 6/15/2025	6,942	6,859
4.63%, 9/1/2026	2,640	2,455
5.50%, 4/15/2027	1,468	1,424
Michaels Cos., Inc. (The) 5.25%, 5/1/2028 (c)	1,500	1,249
Microchip Technology, Inc. 4.25%, 9/1/2025	1,091	1,086
Midcontinent Communications 5.38%, 8/15/2027 (c)	2,488	2,351
Midwest Gaming Borrower LLC 4.88%, 5/1/2029 (c)	764	697
Mileage Plus Holdings LLC 6.50%, 6/20/2027 (c)	4,455	4,500
Minerals Technologies, Inc. 5.00%, 7/1/2028 (c)	450	412
Mississippi Power Co. Series 12-A, 4.25%, 3/15/2042	128	117
MIWD Holdco II LLC 5.50%, 2/1/2030 (c)	1,208	1,022
Mohegan Gaming & Entertainment 8.00%, 2/1/2026 (c)	1,717	1,537
Molina Healthcare, Inc.
4.38%, 6/15/2028 (c)	2,202	2,119
3.88%, 11/15/2030 (c)	3,655	3,377
Mondelez International, Inc. 1.50%, 2/4/2031	174	142
Moog, Inc. 4.25%, 12/15/2027 (c)	450	420
Morgan Stanley
Series N, (ICE LIBOR USD 3 Month + 3.16%), 5.30%, 12/15/2025 (d) (e) (f)	914	845
Series M, (ICE LIBOR USD 3 Month + 4.43%), 5.87%, 9/15/2026 (d) (e) (f)	2,945	2,981

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
(SOFR + 0.86%), 1.51%, 7/20/2027 (f)	182	164
(SOFR + 1.61%), 4.21%, 4/20/2028 (f)	90	90
(SOFR + 1.02%), 1.93%, 4/28/2032 (f)	80	66
(SOFR + 1.20%), 2.51%, 10/20/2032 (f)	30	26
(SOFR + 2.08%), 4.89%, 7/20/2033 (f)	50	52
(SOFR + 1.49%), 3.22%, 4/22/2042 (f)	25	21
Moss Creek Resources Holdings, Inc.
7.50%, 1/15/2026 (c)	2,234	2,033
10.50%, 5/15/2027 (c)	168	162
MPH Acquisition Holdings LLC 5.50%, 9/1/2028 (c)	100	93
MPLX LP 4.50%, 4/15/2038	141	128
MSCI, Inc.
4.00%, 11/15/2029 (c)	2,662	2,508
3.63%, 9/1/2030 (c)	145	132
3.63%, 11/1/2031 (c)	389	346
Mueller Water Products, Inc. 4.00%, 6/15/2029 (c)	458	417
Murphy Oil Corp. 6.13%, 12/1/2042 (h)	1,325	1,040
Murphy Oil USA, Inc. 3.75%, 2/15/2031 (c)	2,234	2,038
Nabors Industries Ltd.
7.25%, 1/15/2026 (c)	2,876	2,610
7.50%, 1/15/2028 (c)	276	240
Nabors Industries, Inc. 5.75%, 2/1/2025 (b)	4,145	3,794
National CineMedia LLC 5.88%, 4/15/2028 (b) (c)	1,745	1,261
National Rural Utilities Cooperative Finance Corp. (ICE LIBOR USD 3 Month + 3.63%), 5.25%, 4/20/2046 (f)	3,053	2,864
Nationstar Mortgage Holdings, Inc.
6.00%, 1/15/2027 (c)	450	417
5.50%, 8/15/2028 (c)	5,136	4,513
5.13%, 12/15/2030 (c)	2,280	1,896
5.75%, 11/15/2031 (c)	4,085	3,416
Natural Resource Partners LP 9.13%, 6/30/2025 (c)	283	289
Navient Corp. 5.00%, 3/15/2027	1,330	1,202
NCR Corp.
5.75%, 9/1/2027 (c)	6,319	6,181
5.00%, 10/1/2028 (c)	2,390	2,273
5.13%, 4/15/2029 (c)	4,509	4,329
6.13%, 9/1/2029 (c)	5,370	5,228
NESCO Holdings II, Inc. 5.50%, 4/15/2029 (c)	1,187	1,030
Netflix, Inc.
5.88%, 2/15/2025	969	1,003
4.88%, 4/15/2028	140	139
5.88%, 11/15/2028	7,453	7,732
5.38%, 11/15/2029 (c)	1,238	1,244
4.88%, 6/15/2030 (c)	1,885	1,860
New Albertsons LP
7.75%, 6/15/2026	1,535	1,570
6.63%, 6/1/2028	613	568
7.45%, 8/1/2029	392	387

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
8.00%, 5/1/2031	2,108	2,137
New Residential Investment Corp. REIT, 6.25%, 10/15/2025 (c)	608	553
Newell Brands, Inc.
4.45%, 4/1/2026 (h)	8,050	7,947
5.63%, 4/1/2036 (h)	4,455	4,105
News Corp.
3.88%, 5/15/2029 (c)	5,359	4,943
5.13%, 2/15/2032 (c)	2,090	1,996
Nexstar Media, Inc.
5.63%, 7/15/2027 (c)	14,715	14,756
4.75%, 11/1/2028 (c)	4,557	4,249
NextEra Energy Capital Holdings, Inc.
5.00%, 7/15/2032	35	37
(ICE LIBOR USD 3 Month + 2.07%), 4.34%, 10/1/2066 (f)	5,650	4,411
(ICE LIBOR USD 3 Month + 2.13%), 3.95%, 6/15/2067 (f)	2,514	1,987
(ICE LIBOR USD 3 Month + 3.16%), 5.65%, 5/1/2079 (f)	4,282	3,945
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.55%), 3.80%, 3/15/2082 (f)	3,938	3,267
NextEra Energy Operating Partners LP
4.25%, 7/15/2024 (c)	1,811	1,794
4.25%, 9/15/2024 (c)	57	56
4.50%, 9/15/2027 (c)	986	974
NGL Energy Operating LLC 7.50%, 2/1/2026 (c)	2,272	2,076
Nielsen Co. Luxembourg SARL (The) 5.00%, 2/1/2025 (c)	914	899
Nielsen Finance LLC 5.63%, 10/1/2028 (c)	2,818	2,762
NiSource, Inc.
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.84%), 5.65%, 6/15/2023 (d) (e) (f)	8,367	7,625
1.70%, 2/15/2031	190	155
Nissan Motor Acceptance Co. LLC
1.85%, 9/16/2026 (c)	260	224
2.45%, 9/15/2028 (c)	122	100
NMG Holding Co., Inc. 7.13%, 4/1/2026 (c)	8,290	8,113
NMI Holdings, Inc. 7.38%, 6/1/2025 (c)	411	416
Norfolk Southern Corp. 2.30%, 5/15/2031	132	118
Northern Oil and Gas, Inc. 8.13%, 3/1/2028 (c)	764	739
NortonLifeLock, Inc. 5.00%, 4/15/2025 (c)	571	569
Novelis Corp.
3.25%, 11/15/2026 (c)	2,573	2,394
4.75%, 1/30/2030 (c)	4,705	4,352
3.88%, 8/15/2031 (c)	1,286	1,100
NRG Energy, Inc.
6.63%, 1/15/2027	2,341	2,376
5.75%, 1/15/2028	805	776
3.38%, 2/15/2029 (c)	1,950	1,682
5.25%, 6/15/2029 (c)	3,187	2,988
3.63%, 2/15/2031 (c)	3,605	3,020
3.88%, 2/15/2032 (c)	3,504	2,995

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
NuStar Logistics LP
5.75%, 10/1/2025	1,615	1,569
6.00%, 6/1/2026	2,167	2,130
5.63%, 4/28/2027	3,035	2,903
6.38%, 10/1/2030	2,025	1,867
Occidental Petroleum Corp.
8.00%, 7/15/2025	5,030	5,535
5.88%, 9/1/2025	2,940	2,995
5.50%, 12/1/2025	2,313	2,365
8.50%, 7/15/2027	6,264	7,157
6.38%, 9/1/2028	2,425	2,599
8.88%, 7/15/2030	6,661	7,977
6.63%, 9/1/2030	2,425	2,690
6.13%, 1/1/2031	3,981	4,266
Oceaneering International, Inc.
4.65%, 11/15/2024	2,194	2,062
6.00%, 2/1/2028	1,175	1,020
ON Semiconductor Corp. 3.88%, 9/1/2028 (c)	3,751	3,473
ONE Gas, Inc. (ICE LIBOR USD 3 Month + 0.61%), 2.33%, 3/11/2023 (f)	38	38
OneMain Finance Corp.
6.88%, 3/15/2025	2,110	2,084
7.13%, 3/15/2026	3,592	3,477
3.50%, 1/15/2027	1,267	1,079
6.63%, 1/15/2028 (b)	4,188	3,927
5.38%, 11/15/2029	1,405	1,195
4.00%, 9/15/2030	1,550	1,217
Option Care Health, Inc. 4.38%, 10/31/2029 (c)	513	468
Oracle Corp. 3.80%, 11/15/2037	279	229
O'Reilly Automotive, Inc. 4.70%, 6/15/2032	30	31
Organon & Co.
4.13%, 4/30/2028 (c)	10,125	9,573
5.13%, 4/30/2031 (c)	5,943	5,564
Outfront Media Capital LLC 5.00%, 8/15/2027 (c)	2,492	2,354
Ovintiv, Inc. 8.13%, 9/15/2030	250	288
Owens & Minor, Inc.
4.50%, 3/31/2029 (c)	3,083	2,771
6.63%, 4/1/2030 (c)	1,716	1,716
Owens-Brockway Glass Container, Inc.
6.38%, 8/15/2025 (b) (c)	1,084	1,036
6.63%, 5/13/2027 (b) (c)	2,358	2,268
Pactiv Evergreen Group Issuer, Inc. 4.00%, 10/15/2027 (c)	4,802	4,231
Papa John's International, Inc. 3.88%, 9/15/2029 (c)	407	356
Par Pharmaceutical, Inc. 7.50%, 4/1/2027 (c)	8,148	6,566
Paramount Global
4.20%, 5/19/2032	145	132
(ICE LIBOR USD 3 Month + 3.90%), 6.25%, 2/28/2057 (f)	12,291	11,434
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.00%), 6.37%, 3/30/2062 (f)	8,290	7,830

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Patrick Industries, Inc. 4.75%, 5/1/2029 (c)	247	192
Patterson-UTI Energy, Inc.
3.95%, 2/1/2028	1,984	1,701
5.15%, 11/15/2029	200	179
PDC Energy, Inc. 5.75%, 5/15/2026 (b)	1,052	1,028
Penn Virginia Holdings LLC 9.25%, 8/15/2026 (c)	442	435
Performance Food Group, Inc.
6.88%, 5/1/2025 (c)	400	406
5.50%, 10/15/2027 (c)	4,211	4,150
4.25%, 8/1/2029 (c)	6,332	5,627
PetSmart, Inc.
4.75%, 2/15/2028 (c)	5,246	4,978
7.75%, 2/15/2029 (c)	2,226	2,143
PG&E Corp.
5.00%, 7/1/2028	5,914	5,399
5.25%, 7/1/2030	503	451
PGT Innovations, Inc. 4.38%, 10/1/2029 (c)	2,099	1,896
Philip Morris International, Inc. 3.38%, 8/15/2029	195	179
Photo Holdings Merger Sub, Inc. 8.50%, 10/1/2026 (c)	10,815	7,950
Physicians Realty LP
REIT, 3.95%, 1/15/2028	60	58
REIT, 2.63%, 11/1/2031	20	17
Pike Corp. 5.50%, 9/1/2028 (c)	2,448	2,098
Pilgrim's Pride Corp. 5.88%, 9/30/2027 (c)	2,116	2,116
Plains All American Pipeline LP Series B, (ICE LIBOR USD 3 Month + 4.11%), 6.13%, 11/15/2022 (d) (e) (f)	3,773	2,863
Plantronics, Inc. 4.75%, 3/1/2029 (c)	2,758	2,779
Playtika Holding Corp. 4.25%, 3/15/2029 (c)	499	448
PM General Purchaser LLC 9.50%, 10/1/2028 (c)	2,098	1,821
PNC Financial Services Group, Inc. (The)
Series O, (ICE LIBOR USD 3 Month + 3.68%), 4.96%, 11/1/2022 (d) (e) (f)	10,102	10,015
Series R, (ICE LIBOR USD 3 Month + 3.04%), 4.85%, 6/1/2023 (d) (e) (f)	8,712	8,026
Series T, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.60%), 3.40%, 9/15/2026 (d) (e) (f)	12,810	10,504
Series S, (ICE LIBOR USD 3 Month + 3.30%), 5.00%, 11/1/2026 (d) (e) (f)	3,591	3,325
Series U, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.00%), 6.00%, 5/15/2027 (d) (e) (f)	3,530	3,552
Post Holdings, Inc.
5.75%, 3/1/2027 (c)	1,886	1,881
5.63%, 1/15/2028 (c)	4,711	4,640
5.50%, 12/15/2029 (c)	7,221	6,826
4.63%, 4/15/2030 (c)	3,100	2,780
PPL Capital Funding, Inc. Series A, (ICE LIBOR USD 3 Month + 2.67%), 4.92%, 3/30/2067 (f)	12,547	10,038
PRA Group, Inc. 5.00%, 10/1/2029 (c)	589	507
Presidio Holdings, Inc.
4.88%, 2/1/2027 (c)	2,415	2,325
8.25%, 2/1/2028 (c)	1,215	1,145
Prestige Brands, Inc.
5.13%, 1/15/2028 (c)	900	868
3.75%, 4/1/2031 (c)	2,119	1,822

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Prime Security Services Borrower LLC
5.75%, 4/15/2026 (c)	9,707	9,865
3.38%, 8/31/2027 (c)	3,986	3,635
PROG Holdings, Inc. 6.00%, 11/15/2029 (c)	616	505
Progressive Corp. (The) Series B, (ICE LIBOR USD 3 Month + 2.54%), 5.38%, 3/15/2023 (d) (e) (f)	7,704	6,972
Prudential Financial, Inc.
(ICE LIBOR USD 3 Month + 4.17%), 5.87%, 9/15/2042 (f)	4,231	4,193
(ICE LIBOR USD 3 Month + 3.92%), 5.63%, 6/15/2043 (f)	19,489	19,443
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.16%), 5.12%, 3/1/2052 (f)	3,685	3,519
PTC, Inc.
3.63%, 2/15/2025 (c)	434	423
4.00%, 2/15/2028 (c)	820	778
Public Service Co. of Oklahoma Series J, 2.20%, 8/15/2031	248	214
Qwest Corp. 7.25%, 9/15/2025	325	340
Radian Group, Inc.
6.63%, 3/15/2025	359	366
4.88%, 3/15/2027	104	102
Rain CII Carbon LLC 7.25%, 4/1/2025 (c)	4,685	4,427
Range Resources Corp.
4.88%, 5/15/2025	3,485	3,478
8.25%, 1/15/2029	3,972	4,254
4.75%, 2/15/2030 (b) (c)	1,227	1,172
Raytheon Technologies Corp.
1.90%, 9/1/2031	329	281
4.15%, 5/15/2045	236	220
Realogy Group LLC
5.75%, 1/15/2029 (c)	1,500	1,225
5.25%, 4/15/2030 (c)	5,768	4,601
Regeneron Pharmaceuticals, Inc. 1.75%, 9/15/2030	385	322
Rent-A-Center, Inc. 6.38%, 2/15/2029 (b) (c)	374	297
Resolute Forest Products, Inc. 4.88%, 3/1/2026 (c)	245	242
RHP Hotel Properties LP
REIT, 4.75%, 10/15/2027	12,200	11,773
REIT, 4.50%, 2/15/2029 (c)	2,463	2,246
Rite Aid Corp.
7.50%, 7/1/2025 (b) (c)	3,803	3,306
8.00%, 11/15/2026 (b) (c)	8,786	7,441
Rockcliff Energy II LLC 5.50%, 10/15/2029 (c)	1,475	1,425
Rocket Mortgage LLC
2.88%, 10/15/2026 (c)	2,844	2,512
3.63%, 3/1/2029 (c)	3,148	2,692
4.00%, 10/15/2033 (c)	486	393
Rockies Express Pipeline LLC 4.80%, 5/15/2030 (c)	1,170	983
Roper Technologies, Inc. 3.13%, 11/15/2022	93	93
Royal Caribbean Cruises Ltd.
10.88%, 6/1/2023 (c)	2,590	2,648
9.13%, 6/15/2023 (c)	447	454

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
11.50%, 6/1/2025 (c)	4,466	4,784
Royalty Pharma plc 2.15%, 9/2/2031	86	71
RP Escrow Issuer LLC 5.25%, 12/15/2025 (c)	1,927	1,733
RR Donnelley & Sons Co. 8.25%, 7/1/2027 (b)	450	432
Ryder System, Inc. 2.50%, 9/1/2022	100	100
S&P Global, Inc. 2.90%, 3/1/2032 (c)	130	121
Sabre GLBL, Inc.
9.25%, 4/15/2025 (c)	2,375	2,416
7.38%, 9/1/2025 (c)	3,018	2,993
Sagicor Financial Co. Ltd. 5.30%, 5/13/2028 (b) (c)	569	532
Sally Holdings LLC 5.63%, 12/1/2025	1,047	1,046
SBA Communications Corp. REIT, 3.13%, 2/1/2029	1,050	919
Scotts Miracle-Gro Co. (The)
5.25%, 12/15/2026 (b)	2,180	2,081
4.50%, 10/15/2029	1,140	975
4.00%, 4/1/2031	2,754	2,272
4.38%, 2/1/2032	3,297	2,704
Scripps Escrow II, Inc. 5.38%, 1/15/2031 (b) (c)	1,315	1,101
Scripps Escrow, Inc. 5.88%, 7/15/2027 (b) (c)	880	843
Sealed Air Corp.
5.13%, 12/1/2024 (c)	155	157
5.50%, 9/15/2025 (c)	1,499	1,529
4.00%, 12/1/2027 (c)	437	415
SeaWorld Parks & Entertainment, Inc. 5.25%, 8/15/2029 (c)	905	811
Sempra Energy
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 4.55%), 4.88%, 10/15/2025 (d) (e) (f)	12,275	11,900
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.87%), 4.12%, 4/1/2052 (f)	8,262	6,975
Sensata Technologies BV
4.88%, 10/15/2023 (c)	4,531	4,534
5.63%, 11/1/2024 (c)	731	737
5.00%, 10/1/2025 (c)	172	173
4.00%, 4/15/2029 (c)	5,290	4,810
Sensata Technologies, Inc. 3.75%, 2/15/2031 (c)	878	763
Service Corp. International
7.50%, 4/1/2027	2,735	2,913
4.63%, 12/15/2027	825	814
5.13%, 6/1/2029	3,005	3,005
3.38%, 8/15/2030	3,240	2,880
4.00%, 5/15/2031	872	802
Shire Acquisitions Investments Ireland DAC 3.20%, 9/23/2026	300	292
Silgan Holdings, Inc. 4.13%, 2/1/2028	828	776
Sinclair Television Group, Inc.
5.13%, 2/15/2027 (b) (c)	2,890	2,582
5.50%, 3/1/2030 (b) (c)	2,164	1,728
4.13%, 12/1/2030 (c)	2,735	2,325
Sirius XM Radio, Inc.
3.13%, 9/1/2026 (c)	744	701

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
5.00%, 8/1/2027 (c)	23,245	23,054
4.00%, 7/15/2028 (c)	4,395	4,083
5.50%, 7/1/2029 (c)	5,340	5,247
4.13%, 7/1/2030 (c)	680	614
Six Flags Entertainment Corp.
4.88%, 7/31/2024 (c)	9,141	9,015
5.50%, 4/15/2027 (b) (c)	2,114	1,996
Six Flags Theme Parks, Inc. 7.00%, 7/1/2025 (c)	700	720
SM Energy Co.
5.63%, 6/1/2025	3,980	3,915
6.75%, 9/15/2026	1,038	1,028
6.50%, 7/15/2028 (b)	1,006	991
Sonic Automotive, Inc. 4.63%, 11/15/2029 (c)	2,821	2,397
Southern California Edison Co. Series E, (ICE LIBOR USD 3 Month + 4.20%), 5.48%, 8/29/2022 (d) (e) (f)	2,040	1,872
Southern Co. Gas Capital Corp. Series 20-A, 1.75%, 1/15/2031	60	49
Southwestern Energy Co.
7.75%, 10/1/2027	1,705	1,778
5.38%, 3/15/2030	4,399	4,328
4.75%, 2/1/2032	928	865
Spanish Broadcasting System, Inc. 9.75%, 3/1/2026 (c)	315	252
Spectrum Brands, Inc.
5.75%, 7/15/2025	91	91
5.00%, 10/1/2029 (c)	2,486	2,231
5.50%, 7/15/2030 (c)	5,413	4,876
3.88%, 3/15/2031 (c)	1,561	1,280
Spirit AeroSystems, Inc.
5.50%, 1/15/2025 (c)	1,147	1,143
7.50%, 4/15/2025 (c)	4,150	4,134
Sprint Capital Corp.
6.88%, 11/15/2028	6,265	7,032
8.75%, 3/15/2032	18,554	24,027
Sprint Corp.
7.88%, 9/15/2023	10,601	10,991
7.13%, 6/15/2024	6,327	6,628
7.63%, 2/15/2025	22,072	23,559
7.63%, 3/1/2026	29,453	32,107
SRS Distribution, Inc. 4.63%, 7/1/2028 (c)	5,500	5,142
SS&C Technologies, Inc. 5.50%, 9/30/2027 (c)	10,123	9,971
Stagwell Global LLC 5.63%, 8/15/2029 (c)	3,411	2,857
Standard Industries, Inc.
5.00%, 2/15/2027 (c)	1,647	1,580
4.75%, 1/15/2028 (c)	9,295	8,830
4.38%, 7/15/2030 (c)	225	197
3.38%, 1/15/2031 (c)	1,408	1,145
Stanley Black & Decker, Inc. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.66%), 4.00%, 3/15/2060 (f)	670	598

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Staples, Inc.
7.50%, 4/15/2026 (c)	15,693	13,888
10.75%, 4/15/2027 (c)	7,739	5,753
State Street Corp.
Series F, (ICE LIBOR USD 3 Month + 3.60%), 5.43%, 9/15/2022 (d) (e) (f)	1,960	1,928
Series H, (ICE LIBOR USD 3 Month + 2.54%), 5.63%, 12/15/2023 (d) (e) (f)	4,393	4,052
(SOFR + 0.73%), 2.20%, 2/7/2028 (f)	290	270
Station Casinos LLC 4.50%, 2/15/2028 (c)	6,494	5,892
Stericycle, Inc. 3.88%, 1/15/2029 (c)	1,821	1,665
Stevens Holding Co., Inc. 6.13%, 10/1/2026 (c)	1,940	1,907
StoneX Group, Inc. 8.63%, 6/15/2025 (c)	366	372
Summit Materials LLC 5.25%, 1/15/2029 (c)	952	896
Summit Midstream Holdings LLC 8.50%, 10/15/2026 (c)	2,093	1,997
Sunoco LP
5.88%, 3/15/2028	423	405
4.50%, 5/15/2029	2,780	2,502
4.50%, 4/30/2030	4,242	3,720
SVB Financial Group
Series C, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.20%), 4.00%, 5/15/2026 (d) (e) (f)	11,860	9,614
Series D, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.07%), 4.25%, 11/15/2026 (d) (e) (f)	4,135	3,269
Switch Ltd.
3.75%, 9/15/2028 (c)	845	845
4.13%, 6/15/2029 (c)	1,447	1,464
Sylvamo Corp. 7.00%, 9/1/2029 (c)	302	279
Synaptics, Inc. 4.00%, 6/15/2029 (c)	1,991	1,738
Syneos Health, Inc. 3.63%, 1/15/2029 (b) (c)	911	815
Sysco Corp.
3.25%, 7/15/2027	265	258
2.40%, 2/15/2030	186	165
Take-Two Interactive Software, Inc.
3.70%, 4/14/2027	100	99
4.00%, 4/14/2032	30	29
Tallgrass Energy Partners LP
7.50%, 10/1/2025 (c)	7,631	7,647
6.00%, 3/1/2027 (c)	1,000	929
5.50%, 1/15/2028 (c)	710	645
6.00%, 12/31/2030 (c)	2,053	1,850
6.00%, 9/1/2031 (c)	4,277	3,854
Targa Resources Partners LP
6.50%, 7/15/2027	7,393	7,596
5.00%, 1/15/2028	1,745	1,714
6.88%, 1/15/2029	1,906	1,967
4.88%, 2/1/2031	4,010	3,770
4.00%, 1/15/2032	3,301	2,946
TEGNA, Inc.
4.75%, 3/15/2026 (c)	1,547	1,536
4.63%, 3/15/2028	3,389	3,310

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Teleflex, Inc. 4.63%, 11/15/2027	1,031	1,014
Tempur Sealy International, Inc.
4.00%, 4/15/2029 (b) (c)	8,623	7,429
3.88%, 10/15/2031 (c)	1,890	1,531
Tenet Healthcare Corp.
4.63%, 7/15/2024	2,244	2,242
4.88%, 1/1/2026 (c)	22,644	22,302
6.25%, 2/1/2027 (c)	17,904	18,113
5.13%, 11/1/2027 (c)	11,231	11,063
4.63%, 6/15/2028 (c)	450	425
4.25%, 6/1/2029 (c)	3,354	3,119
6.13%, 6/15/2030 (c)	4,044	4,085
Tenneco, Inc.
5.00%, 7/15/2026 (b)	4,090	4,018
7.88%, 1/15/2029 (c)	2,336	2,317
5.13%, 4/15/2029 (c)	2,780	2,733
Terex Corp. 5.00%, 5/15/2029 (c)	6,511	5,810
Thermo Fisher Scientific, Inc. 2.00%, 10/15/2031	230	205
Thor Industries, Inc. 4.00%, 10/15/2029 (c)	510	413
Titan International, Inc. 7.00%, 4/30/2028	319	305
T-Mobile USA, Inc.
4.75%, 2/1/2028	21,452	21,412
2.25%, 11/15/2031	542	458
3.00%, 2/15/2041	170	132
Topaz Solar Farms LLC 5.75%, 9/30/2039 (c)	374	363
TopBuild Corp. 3.63%, 3/15/2029 (c)	820	741
TransDigm, Inc. 6.25%, 3/15/2026 (c)	9,380	9,425
Transocean Guardian Ltd. 5.88%, 1/15/2024 (c)	1,883	1,798
Transocean Pontus Ltd. 6.13%, 8/1/2025 (b) (c)	3,251	3,039
Transocean Poseidon Ltd. 6.88%, 2/1/2027 (c)	2,458	2,255
Transocean Proteus Ltd. 6.25%, 12/1/2024 (b) (c)	277	262
TreeHouse Foods, Inc. 4.00%, 9/1/2028	742	646
Tri Pointe Homes, Inc.
5.25%, 6/1/2027	1,000	960
5.70%, 6/15/2028	128	122
TriMas Corp. 4.13%, 4/15/2029 (c)	4,555	4,031
TriNet Group, Inc. 3.50%, 3/1/2029 (c)	882	773
Trinseo Materials Operating SCA
5.38%, 9/1/2025 (c)	9,060	7,814
5.13%, 4/1/2029 (c)	2,568	1,791
TripAdvisor, Inc. 7.00%, 7/15/2025 (c)	1,640	1,636
Triton Water Holdings, Inc. 6.25%, 4/1/2029 (c)	2,758	2,074
Triumph Group, Inc.
8.88%, 6/1/2024 (c)	221	229
6.25%, 9/15/2024 (c)	1,545	1,479
7.75%, 8/15/2025 (b)	2,337	2,000

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Truist Financial Corp.
Series M, (ICE LIBOR USD 3 Month + 2.79%), 5.12%, 12/15/2027 (d) (e) (f)	2,346	2,036
Series Q, (US Treasury Yield Curve Rate T Note Constant Maturity 10 Year + 4.35%), 5.10%, 3/1/2030 (d) (e) (f)	15,904	15,212
TTM Technologies, Inc. 4.00%, 3/1/2029 (c)	725	641
Tucson Electric Power Co. 1.50%, 8/1/2030	30	25
Tutor Perini Corp. 6.88%, 5/1/2025 (b) (c)	564	502
Twilio, Inc.
3.63%, 3/15/2029	1,586	1,397
3.88%, 3/15/2031 (b)	1,586	1,405
Uber Technologies, Inc. 4.50%, 8/15/2029 (c)	3,800	3,396
UDR, Inc.
REIT, 3.20%, 1/15/2030	160	146
REIT, 3.00%, 8/15/2031	41	36
Under Armour, Inc. 3.25%, 6/15/2026	2,136	1,959
Unisys Corp. 6.88%, 11/1/2027 (c)	536	505
United Airlines Holdings, Inc.
5.00%, 2/1/2024 (b)	2,404	2,361
4.88%, 1/15/2025 (b)	2,345	2,243
United Airlines, Inc. 4.38%, 4/15/2026 (c)	4,662	4,476
United Natural Foods, Inc. 6.75%, 10/15/2028 (c)	509	512
United Rentals North America, Inc.
5.50%, 5/15/2027	3,236	3,289
4.88%, 1/15/2028	3,315	3,309
5.25%, 1/15/2030	2,500	2,527
3.88%, 2/15/2031	5,089	4,644
United States Cellular Corp. 6.70%, 12/15/2033	4,296	4,269
United States Steel Corp.
6.88%, 3/1/2029 (b)	2,747	2,638
6.65%, 6/1/2037	1,243	1,071
UnitedHealth Group, Inc.
4.20%, 5/15/2032	60	63
3.05%, 5/15/2041	75	64
Uniti Group LP
REIT, 7.88%, 2/15/2025 (c)	631	635
REIT, 4.75%, 4/15/2028 (c)	1,000	880
REIT, 6.50%, 2/15/2029 (c)	857	660
REIT, 6.00%, 1/15/2030 (c)	1,000	714
Universal Health Services, Inc. 2.65%, 1/15/2032 (c)	166	132
Univision Communications, Inc.
6.63%, 6/1/2027 (c)	1,510	1,514
4.50%, 5/1/2029 (c)	1,489	1,345
7.38%, 6/30/2030 (c)	1,126	1,140
Urban One, Inc. 7.38%, 2/1/2028 (c)	912	771
US Bancorp
(US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 2.54%), 3.70%, 1/15/2027 (d) (e)	6,765	5,634
Series J, (ICE LIBOR USD 3 Month + 2.91%), 5.30%, 4/15/2027 (d) (e) (f)	1,414	1,300
(SOFR + 1.66%), 4.55%, 7/22/2028 (f)	35	36

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
US Foods, Inc. 4.63%, 6/1/2030 (c)	2,017	1,848
Vail Resorts, Inc. 6.25%, 5/15/2025 (c)	1,642	1,679
Valvoline, Inc.
4.25%, 2/15/2030 (c)	3,267	2,964
3.63%, 6/15/2031 (c)	300	249
Varex Imaging Corp. 7.88%, 10/15/2027 (c)	247	246
Vector Group Ltd.
10.50%, 11/1/2026 (c)	464	451
5.75%, 2/1/2029 (c)	1,662	1,509
Venator Finance SARL 5.75%, 7/15/2025 (b) (c)	3,375	2,540
Ventas Realty LP REIT, 4.00%, 3/1/2028	100	98
Verizon Communications, Inc.
4.40%, 11/1/2034	246	246
4.27%, 1/15/2036	150	148
3.40%, 3/22/2041	112	95
Viavi Solutions, Inc. 3.75%, 10/1/2029 (c)	1,738	1,531
VICI Properties LP
REIT, 5.63%, 5/1/2024 (c)	1,490	1,491
REIT, 3.50%, 2/15/2025 (c)	308	291
REIT, 4.63%, 6/15/2025 (c)	2,251	2,185
REIT, 4.50%, 9/1/2026 (c)	995	950
REIT, 4.25%, 12/1/2026 (c)	8,012	7,530
REIT, 5.75%, 2/1/2027 (c)	4,882	4,861
REIT, 3.75%, 2/15/2027 (c)	2,094	1,918
REIT, 4.50%, 1/15/2028 (c)	555	517
REIT, 3.88%, 2/15/2029 (c)	3,853	3,518
REIT, 4.63%, 12/1/2029 (c)	4,688	4,466
REIT, 4.13%, 8/15/2030 (c)	1,620	1,479
Victoria's Secret & Co. 4.63%, 7/15/2029 (c)	630	522
Victors Merger Corp. 6.38%, 5/15/2029 (b) (c)	569	319
Virtusa Corp. 7.13%, 12/15/2028 (c)	310	248
Vista Outdoor, Inc. 4.50%, 3/15/2029 (c)	8,140	6,186
Vistra Corp. (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 5.74%), 7.00%, 12/15/2026 (c) (d) (e)	1,712	1,592
Vistra Operations Co. LLC
5.50%, 9/1/2026 (c)	1,952	1,975
5.63%, 2/15/2027 (c)	6,875	6,897
5.00%, 7/31/2027 (c)	1,266	1,246
4.38%, 5/1/2029 (c)	1,498	1,393
VM Consolidated, Inc. 5.50%, 4/15/2029 (c)	357	313
VMware, Inc. 2.20%, 8/15/2031	286	232
W&T Offshore, Inc. 9.75%, 11/1/2023 (c)	571	551
Wabash National Corp. 4.50%, 10/15/2028 (c)	3,121	2,569
Warrior Met Coal, Inc. 7.88%, 12/1/2028 (c)	362	335
Weatherford International Ltd. 11.00%, 12/1/2024 (c)	830	839
WEC Energy Group, Inc. 1.80%, 10/15/2030	100	84
Weekley Homes LLC 4.88%, 9/15/2028 (c)	599	493
Welbilt, Inc. 9.50%, 2/15/2024	940	940

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
United States — continued
Wells Fargo & Co.
Series S, (ICE LIBOR USD 3 Month + 3.11%), 5.90%, 6/15/2024 (d) (e)	7,127	6,766
Series U, (ICE LIBOR USD 3 Month + 3.99%), 5.87%, 6/15/2025 (d) (e) (f)	2,207	2,226
Series BB, (US Treasury Yield Curve Rate T Note Constant Maturity 5 Year + 3.45%), 3.90%, 3/15/2026 (d) (e) (f)	25,317	23,450
(SOFR + 2.10%), 4.90%, 7/25/2033 (f)	110	114
Wesco Aircraft Holdings, Inc.
8.50%, 11/15/2024 (c)	1,046	523
9.00%, 11/15/2026 (b) (c)	10,989	6,538
13.13%, 11/15/2027 (c)	444	140
WESCO Distribution, Inc.
7.13%, 6/15/2025 (c)	5,708	5,900
7.25%, 6/15/2028 (c)	5,708	5,914
William Carter Co. (The) 5.63%, 3/15/2027 (c)	9,312	9,237
Williams Cos., Inc. (The) 2.60%, 3/15/2031	85	74
Windstream Escrow LLC 7.75%, 8/15/2028 (b) (c)	2,115	1,894
Winnebago Industries, Inc. 6.25%, 7/15/2028 (c)	305	291
WMG Acquisition Corp.
3.75%, 12/1/2029 (c)	5,431	4,975
3.00%, 2/15/2031 (c)	3,119	2,709
Wolverine World Wide, Inc. 4.00%, 8/15/2029 (c)	560	488
World Acceptance Corp. 7.00%, 11/1/2026 (c)	305	217
WP Carey, Inc.
REIT, 2.40%, 2/1/2031	150	126
REIT, 2.45%, 2/1/2032	30	25
WR Grace Holdings LLC
5.63%, 10/1/2024 (c)	1,010	969
4.88%, 6/15/2027 (c)	250	239
5.63%, 8/15/2029 (c)	1,596	1,347
WW International, Inc. 4.50%, 4/15/2029 (b) (c)	409	299
Wyndham Hotels & Resorts, Inc. 4.38%, 8/15/2028 (c)	525	482
Wynn Las Vegas LLC 5.50%, 3/1/2025 (c)	11,657	11,485
Wynn Resorts Finance LLC 5.13%, 10/1/2029 (c)	6,555	5,719
Xerox Holdings Corp. 5.00%, 8/15/2025 (c)	1,269	1,227
Yum! Brands, Inc.
3.88%, 11/1/2023	1,500	1,496
4.75%, 1/15/2030 (c)	1,834	1,783
3.63%, 3/15/2031	4,332	3,920
4.63%, 1/31/2032	3,567	3,390
Zayo Group Holdings, Inc. 4.00%, 3/1/2027 (c)	4,071	3,563
Ziff Davis, Inc. 4.63%, 10/15/2030 (c)	1,870	1,715
Zimmer Biomet Holdings, Inc. 2.60%, 11/24/2031	95	81
ZipRecruiter, Inc. 5.00%, 1/15/2030 (c)	578	516
Zoetis, Inc. 2.00%, 5/15/2030	182	158
ZoomInfo Technologies LLC 3.88%, 2/1/2029 (c)	1,242	1,112
		3,359,382

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Corporate Bonds — continued
Uzbekistan — 0.0% ^
Uzbekneftegaz JSC 4.75%, 11/16/2028 (c)	1,350	955
Total Corporate Bonds (Cost $4,426,459)		4,075,013
Equity-Linked Notes — 5.3%
Canada — 1.0%
National Bank of Canada, ELN, 7.50%, 8/18/2022, (linked to Russell 2000 Index) (c)	65	122,632
France — 2.1%
Societe Generale SA, ELN, 7.50%, 8/10/2022 (linked to Russell 2000 Index) (a)	64	120,998
Societe Generale SA, ELN, 9.00%, 10/19/2022 (linked to Nasdaq-100 Index) (a)	9	118,633
		239,631
Switzerland — 1.1%
Credit Suisse AG, ELN, 8.00%, 8/24/2022, (linked to Nasdaq-100 Index) (c)	10	123,979
United States — 1.1%
Citigroup Global Markets Holdings, Inc., ELN, 8.00%, 8/31/2022, (linked to Nasdaq-100 Index) (c)	10	125,233
Total Equity-Linked Notes (Cost $586,619)		611,475
Commercial Mortgage-Backed Securities — 4.2%
United States — 4.2%
BANK
Series 2019-BN16, Class D, 3.00%, 2/15/2052 ‡ (c)	2,500	1,893
Series 2019-BN16, Class F, 3.69%, 2/15/2052 ‡ (c) (k)	2,000	1,277
Series 2019-BN21, Class F, 2.68%, 10/17/2052 ‡ (c)	4,000	2,352
Series 2019-BN23, Class D, 2.50%, 12/15/2052 ‡ (c)	4,000	2,879
Series 2020-BN30, Class F, 2.00%, 12/15/2053 ‡ (c) (k)	3,000	1,586
Series 2021-BN31, Class E, 2.50%, 2/15/2054 ‡ (c) (k)	2,500	1,645
Series 2017-BNK5, Class D, 3.08%, 6/15/2060 ‡ (c) (k)	8,500	6,626
Series 2018-BN14, Class F, 3.94%, 9/15/2060 ‡ (c)	1,534	878
Series 2018-BN15, Class E, 3.00%, 11/15/2061 ‡ (c)	1,000	670
Series 2019-BN18, Class F, 3.33%, 5/15/2062 ‡ (c)	9,699	6,082
Series 2019-BN24, Class D, 2.50%, 11/15/2062 ‡ (c)	1,000	720
Series 2020-BN26, Class D, 2.50%, 3/15/2063 ‡ (c)	1,350	959
Series 2020-BN28, Class E, 2.50%, 3/15/2063 ‡ (c)	3,000	1,958
BBCMS MORTGAGE TRUST Series 2017-C1, Class D, 3.49%, 2/15/2050 ‡ (c) (k)	2,887	2,269
Benchmark Mortgage Trust
Series 2018-B1, Class D, 2.75%, 1/15/2051 ‡ (c)	975	700
Series 2019-B9, Class F, 3.75%, 3/15/2052 ‡ (c) (k)	6,590	4,241
Series 2019-B11, Class D, 3.00%, 5/15/2052 ‡ (c)	4,000	2,976
Series 2020-B21, Class E, 2.00%, 12/17/2053 ‡ (c)	2,500	1,501
Series 2020-B21, Class F, 2.00%, 12/17/2053 ‡ (c)	3,000	1,569
Series 2021-B26, Class F, 1.87%, 6/15/2054 ‡ (c) (k)	10,000	4,931
Series 2019-B14, Class E, 2.50%, 12/15/2062 ‡ (c)	1,415	913
Series 2019-B15, Class E, 2.75%, 12/15/2072 ‡ (c)	4,391	3,026
Series 2019-B15, Class F, 2.75%, 12/15/2072 ‡ (c) (k)	5,000	2,874
BX Series 2021-MFM1, Class G, 5.90%, 1/15/2034 ‡ (c) (k)	750	699
BX Commercial Mortgage Trust Series 2020-VIV2, Class C, 3.54%, 3/9/2044 (c) (k)	30,590	26,584

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
CAMB Commercial Mortgage Trust Series 2019-LIFE, Class E, 4.15%, 12/15/2037 ‡ (c) (k)	2,690	2,598
CD Mortgage Trust
Series 2016-CD2, Class C, 3.98%, 11/10/2049 ‡ (k)	750	664
Series 2017-CD4, Class D, 3.30%, 5/10/2050 ‡ (c)	1,000	796
Series 2017-CD5, Class D, 3.35%, 8/15/2050 ‡ (c)	1,831	1,404
Series 2017-CD6, Class C, 4.26%, 11/13/2050 ‡ (k)	1,371	1,248
Series 2018-CD7, Class D, 3.10%, 8/15/2051 ‡ (c) (k)	2,000	1,518
Series 2019-CD8, Class E, 3.00%, 8/15/2057 ‡ (c)	2,000	1,270
CFCRE Commercial Mortgage Trust Series 2016-C6, Class D, 4.19%, 11/10/2049 ‡ (c) (k)	1,000	798
CGMS Commercial Mortgage Trust Series 2017-B1, Class E, 3.30%, 8/15/2050 ‡ (c) (k)	3,000	1,973
Citigroup Commercial Mortgage Trust
Series 2019-PRM, Class E, 4.73%, 5/10/2036 ‡ (c) (k)	2,750	2,759
Series 2015-GC27, Class D, 4.42%, 2/10/2048 ‡ (c) (k)	3,756	3,340
Series 2015-GC29, Class C, 4.14%, 4/10/2048 (k)	2,000	1,913
Series 2015-P1, Class D, 3.23%, 9/15/2048 (c)	2,500	2,110
Series 2016-C1, Class D, 4.94%, 5/10/2049 ‡ (c) (k)	2,225	1,951
Series 2016-C2, Class D, 3.25%, 8/10/2049 ‡ (c) (k)	1,000	799
Series 2016-P6, Class D, 3.25%, 12/10/2049 ‡ (c)	1,325	1,039
Series 2017-P7, Class D, 3.25%, 4/14/2050 ‡ (c)	3,000	2,155
Series 2017-P7, Class B, 4.14%, 4/14/2050 ‡ (k)	910	854
Series 2017-P7, Class C, 4.41%, 4/14/2050 (k)	1,295	1,156
Series 2020-GC46, Class E, 2.60%, 2/15/2053 ‡ (c)	4,500	2,974
Commercial Mortgage Trust
Series 2020-CBM, Class F, 3.63%, 2/10/2037 ‡ (c) (k)	2,750	2,408
Series 2014-CR15, Class C, 4.68%, 2/10/2047 ‡ (k)	3,375	3,304
Series 2014-LC15, Class D, 5.00%, 4/10/2047 ‡ (c) (k)	1,500	1,401
Series 2014-CR19, Class D, 4.70%, 8/10/2047 ‡ (c) (k)	400	363
Series 2014-UBS5, Class D, 3.50%, 9/10/2047 ‡ (c)	5,100	4,100
Series 2014-LC17, Class D, 3.69%, 10/10/2047 ‡ (c)	3,250	2,906
Series 2015-CR22, Class E, 3.00%, 3/10/2048 ‡ (c)	2,500	2,031
Series 2015-CR22, Class D, 4.07%, 3/10/2048 ‡ (c) (k)	1,000	896
Series 2015-LC21, Class D, 4.33%, 7/10/2048 ‡ (k)	450	397
Series 2015-CR24, Class D, 3.46%, 8/10/2048 ‡ (k)	2,134	1,829
Series 2015-CR25, Class D, 3.78%, 8/10/2048 ‡ (k)	2,000	1,665
Series 2015-CR27, Class D, 3.45%, 10/10/2048 ‡ (c) (k)	500	427
Series 2015-CR26, Class D, 3.47%, 10/10/2048 ‡ (k)	2,500	2,135
Series 2015-LC23, Class D, 3.60%, 10/10/2048 ‡ (c) (k)	2,750	2,431
Series 2015-LC23, Class E, 3.60%, 10/10/2048 ‡ (c) (k)	1,500	1,246
Series 2016-CR28, Class D, 3.87%, 2/10/2049 ‡ (k)	1,350	1,205
Series 2016-CR28, Class C, 4.62%, 2/10/2049 (k)	2,000	1,921
Series 2018-COR3, Class D, 2.81%, 5/10/2051 ‡ (c) (k)	2,000	1,417
CSAIL Commercial Mortgage Trust
Series 2015-C4, Class C, 4.56%, 11/15/2048 (k)	2,500	2,415
Series 2019-C15, Class C, 4.99%, 3/15/2052 ‡ (k)	3,835	3,570
Series 2015-C2, Class B, 4.21%, 6/15/2057 ‡ (k)	1,000	950
DBJPM Mortgage Trust
Series 2016-C3, Class D, 3.48%, 8/10/2049 ‡ (c) (k)	1,170	917

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2016-C3, Class E, 4.23%, 8/10/2049 ‡ (c) (k)	1,250	911
FHLMC, Multiclass Certificates Series 2020-RR05, Class X, IO, 2.01%, 1/27/2029	17,110	1,875
FHLMC, Multi-Family Structured Credit Risk
Series 2021-MN2, Class B1, 7.01%, 7/25/2041 (c) (k)	2,000	1,662
Series 2021-MN1, Class M1, 3.51%, 1/25/2051 (c) (k)	404	379
Series 2021-MN1, Class M2, 5.26%, 1/25/2051 (c) (k)	11,750	10,267
Series 2021-MN1, Class B1, 9.26%, 1/25/2051 (c) (k)	2,650	2,584
Series 2022-MN4, Class B1, 11.01%, 5/25/2052 (c) (k)	4,000	4,014
FHLMC, Multi-Family Structured Pass-Through Certificates
Series K033, Class X1, IO, 0.28%, 7/25/2023 (k)	102,796	237
Series KC03, Class X1, IO, 0.48%, 11/25/2024 (k)	61,965	587
Series K734, Class X3, IO, 2.17%, 7/25/2026 (k)	13,025	912
Series KC04, Class X1, IO, 1.26%, 12/25/2026 (k)	14,920	497
Series K084, Class X3, IO, 2.24%, 11/25/2028 (k)	6,000	688
Series K090, Class X3, IO, 2.31%, 10/25/2029 (k)	1,750	224
Series K723, Class X3, IO, 1.91%, 10/25/2034 (k)	6,544	142
Series Q012, Class X, IO, 4.13%, 9/25/2035 (k)	24,103	4,954
Series K054, Class X3, IO, 1.60%, 4/25/2043 (k)	17,000	822
Series K067, Class X3, IO, 2.11%, 9/25/2044 (k)	34,106	3,050
Series K727, Class X3, IO, 2.00%, 10/25/2044 (k)	33,818	1,216
Series K068, Class X3, IO, 2.06%, 10/25/2044 (k)	11,050	973
Series K059, Class X3, IO, 1.92%, 11/25/2044 (k)	24,693	1,722
Series K729, Class X3, IO, 1.97%, 11/25/2044 (k)	37,637	1,445
Series K060, Class X3, IO, 1.90%, 12/25/2044 (k)	1,000	69
Series K061, Class X3, IO, 1.98%, 12/25/2044 (k)	1,544	114
Series K066, Class X3, IO, 2.16%, 8/25/2045 (k)	20,000	1,807
Series K728, Class X3, IO, 1.96%, 11/25/2045 (k)	8,120	340
Series K071, Class X3, IO, 2.01%, 11/25/2045 (k)	5,000	445
Series K089, Class X3, IO, 2.30%, 1/25/2046 (k)	22,283	2,753
Series K087, Class X3, IO, 2.32%, 1/25/2046 (k)	18,300	2,208
Series K082, Class X3, IO, 2.21%, 10/25/2046 (k)	11,750	1,287
Series K102, Class X3, IO, 1.89%, 12/25/2046 (k)	1,180	131
Series K088, Class X3, IO, 2.35%, 2/25/2047 (k)	11,130	1,417
Series K093, Class X3, IO, 2.21%, 5/25/2047 (k)	15,000	1,834
Series K116, Class X3, IO, 3.02%, 9/25/2047 (k)	10,500	1,998
Series K108, Class X3, IO, 3.49%, 4/25/2048 (k)	19,600	4,114
FNMA ACES
Series 2019-M21, Class X2, IO, 1.31%, 2/25/2031 (k)	5,749	483
Series 2016-M4, Class X2, IO, 2.67%, 1/25/2039 (k)	7,360	143
FNMA, Multi-Family REMIC Trust Series 2020-M37, Class X, IO, 1.09%, 4/25/2032 (k)	26,030	1,709
FREMF Mortgage Trust
Series 2017-KF31, Class B, 4.69%, 4/25/2024 (c) (k)	1,322	1,312
Series 2017-KF32, Class B, 4.34%, 5/25/2024 (c) (k)	1,581	1,577
Series 2017-KF38, Class B, 4.29%, 9/25/2024 (c) (k)	632	630
Series 2018-KF47, Class B, 3.79%, 5/25/2025 (c) (k)	1,348	1,329
Series 2018-KF49, Class B, 3.69%, 6/25/2025 (c) (k)	157	152
Series 2018-KF51, Class C, 7.79%, 8/25/2025 (c) (k)	2,802	2,790

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2019-KF58, Class B, 3.94%, 1/25/2026 (c) (k)	906	900
Series 2019-KC03, Class B, 4.38%, 1/25/2026 (c) (k)	2,304	2,260
Series 2019-KF62, Class B, 3.84%, 4/25/2026 (c) (k)	863	843
Series 2017-KL1E, Class BE, 3.91%, 2/25/2027 (c) (k)	186	157
Series 2017-KF33, Class B, 4.34%, 6/25/2027 (c) (k)	566	577
Series 2017-KF40, Class B, 4.49%, 11/25/2027 (c) (k)	978	969
Series 2018-KF43, Class B, 3.94%, 1/25/2028 (c) (k)	1,533	1,484
Series 21K-F116, Class CS, 7.49%, 6/25/2028 (c) (k)	9,812	9,891
Series 2018-KF50, Class B, 3.69%, 7/25/2028 (c) (k)	293	287
Series 2018-K82, Class B, 4.13%, 9/25/2028 (c) (k)	1,460	1,431
Series 2018-KSW4, Class C, 6.79%, 10/25/2028 (k)	4,525	4,218
Series 2019-KF59, Class B, 4.14%, 2/25/2029 (c) (k)	2,523	2,483
Series 2019-KG01, Class B, 4.17%, 4/25/2029 (c) (k)	3,090	2,933
Series 2019-KW09, Class X2A, IO, 0.10%, 5/25/2029 (c)	283,285	1,296
Series 2019-KF63, Class B, 4.14%, 5/25/2029 (c) (k)	3,019	2,995
Series 2019-KW09, Class C, PO, Zero Coupon, 6/25/2029 (c)	24,011	14,694
Series 2019-KW09, Class X2B, IO, 0.10%, 6/25/2029 (c)	32,681	168
Series 2017-K153, Class B, PO, Zero Coupon, 4/25/2032 (c)	10,281	5,150
Series 2017-K729, Class B, 3.67%, 11/25/2049 (c) (k)	1,400	1,378
Series 2017-K724, Class D, PO, Zero Coupon, 12/25/2049 (c)	20,000	17,765
Series 2017-K724, Class X2A, IO, 0.10%, 12/25/2049 (c)	164,974	116
Series 2017-K724, Class X2B, IO, 0.10%, 12/25/2049 (c)	52,000	50
Series 2019-K103, Class B, 3.46%, 12/25/2051 (c) (k)	970	903
GNMA
Series 2012-44, IO, 0.03%, 3/16/2049 (k)	4,326	2
Series 2015-86, IO, 0.40%, 5/16/2052 (k)	5,498	115
Series 2013-7, IO, 0.29%, 5/16/2053 (k)	38,652	353
Series 2012-89, IO, 0.16%, 12/16/2053 (k)	7,020	11
Series 2014-186, IO, 0.38%, 8/16/2054 (k)	3,985	49
Series 2015-33, IO, 0.28%, 2/16/2056 (k)	4,469	57
Series 2015-59, IO, 0.89%, 6/16/2056 (k)	3,714	116
Series 2016-40, IO, 0.62%, 7/16/2057 (k)	8,163	212
Series 2016-157, IO, 0.90%, 11/16/2057 (k)	12,187	580
Series 2016-71, Class QI, IO, 0.93%, 11/16/2057 (k)	45,360	2,011
Series 2016-151, IO, 0.88%, 6/16/2058 (k)	38,928	1,681
Series 2017-54, IO, 0.68%, 12/16/2058 (k)	4,503	196
Series 2017-86, IO, 0.71%, 5/16/2059 (k)	1,845	79
Series 2017-148, IO, 0.56%, 7/16/2059 (k)	8,933	343
Series 2019-53, Class IA, IO, 0.78%, 6/16/2061 (k)	6,061	369
Series 2020-145, IO, 0.73%, 3/16/2063 (k)	56,194	3,403
GS Mortgage Securities Trust
Series 2012-GCJ9, Class D, 4.66%, 11/10/2045 ‡ (c) (k)	500	483
Series 2013-GC12, Class E, 3.25%, 6/10/2046 ‡ (c)	800	732
Series 2013-GC12, Class D, 4.45%, 6/10/2046 ‡ (c) (k)	750	717
Series 2015-GC28, Class D, 4.31%, 2/10/2048 ‡ (c) (k)	2,500	2,237
Series 2015-GC32, Class E, 4.42%, 7/10/2048 ‡ (c) (k)	2,500	1,856
Series 2017-GS5, Class D, 3.51%, 3/10/2050 ‡ (c) (k)	2,900	2,327

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Series 2017-GS6, Class D, 3.24%, 5/10/2050 ‡ (c)	1,750	1,402
Series 2015-GC30, Class D, 3.38%, 5/10/2050 ‡	1,250	1,091
Series 2019-GC40, Class E, 3.00%, 7/10/2052 ‡ (c)	2,250	1,552
Jackson Park Trust
Series 2019-LIC, Class E, 3.24%, 10/14/2039 ‡ (c) (k)	3,625	2,703
Series 2019-LIC, Class F, 3.24%, 10/14/2039 ‡ (c) (k)	4,170	2,989
JPMBB Commercial Mortgage Securities Trust
Series 2013-C15, Class E, 3.50%, 11/15/2045 ‡ (c)	2,000	1,821
Series 2013-C17, Class D, 4.89%, 1/15/2047 ‡ (c) (k)	1,250	1,172
Series 2014-C21, Class D, 4.64%, 8/15/2047 ‡ (c) (k)	2,049	1,843
Series 2014-C26, Class D, 3.88%, 1/15/2048 ‡ (c) (k)	1,000	884
Series 2015-C33, Class C, 4.61%, 12/15/2048 (k)	2,500	2,418
Series 2016-C1, Class D2, 4.23%, 3/17/2049 ‡ (c) (k)	1,465	1,251
Series 2016-C1, Class C, 4.73%, 3/17/2049 (i) (k)	5,000	4,779
JPMCC Commercial Mortgage Securities Trust Series 2017-JP5, Class D, 4.54%, 3/15/2050 ‡ (c) (k)	7,577	6,258
JPMDB Commercial Mortgage Securities Trust Series 2016-C4, Class D, 3.07%, 12/15/2049 ‡ (c) (k)	2,514	1,907
JPMorgan Chase Commercial Mortgage Securities Trust Series 2016-JP3, Class D, 3.43%, 8/15/2049 ‡ (c) (k)	4,500	3,454
KNDL Mortgage Trust Series 2019-KNSQ, Class E, 3.80%, 5/15/2036 ‡ (c) (k)	2,040	1,976
LB-UBS Commercial Mortgage Trust Series 2006-C6, Class AJ, 5.45%, 9/15/2039 ‡ (k)	3,353	1,475
MHC Commercial Mortgage Trust Series 2021-MHC, Class G, 5.20%, 4/15/2038 ‡ (c) (k)	14,400	13,608
Morgan Stanley Bank of America Merrill Lynch Trust
Series 2012-C5, Class G, 4.50%, 8/15/2045 ‡ (c)	1,500	1,387
Series 2012-C5, Class E, 4.71%, 8/15/2045 ‡ (c) (k)	2,500	2,479
Series 2014-C14, Class D, 5.04%, 2/15/2047 ‡ (c) (k)	3,750	3,630
Series 2014-C15, Class D, 4.89%, 4/15/2047 ‡ (c) (k)	365	345
Series 2014-C16, Class C, 4.75%, 6/15/2047 ‡ (k)	2,000	1,828
Series 2014-C19, Class D, 3.25%, 12/15/2047 ‡ (c)	2,585	2,237
Series 2015-C20, Class C, 4.45%, 2/15/2048 ‡ (k)	3,127	2,986
Series 2015-C24, Class D, 3.26%, 5/15/2048 ‡ (c)	6,000	5,125
Series 2015-C25, Class C, 4.53%, 10/15/2048 (k)	2,500	2,404
Series 2016-C31, Class C, 4.27%, 11/15/2049 ‡ (k)	1,440	1,281
Morgan Stanley Capital I Trust
Series 2018-MP, Class D, 4.28%, 7/11/2040 ‡ (c) (k)	730	625
Series 2018-L1, Class E, 3.00%, 10/15/2051 ‡ (c)	5,486	3,820
Series 2019-L2, Class D, 3.00%, 3/15/2052 ‡ (c)	7,075	5,262
Series 2019-L2, Class E, 3.00%, 3/15/2052 ‡ (c)	2,575	1,770
Series 2021-L5, Class E, 2.50%, 5/15/2054 ‡ (c)	2,885	1,796
MRCD MARK Mortgage Trust
Series 2019-PARK, Class F, 2.72%, 12/15/2036 ‡ (c)	10,000	8,822
Series 2019-PARK, Class G, 2.72%, 12/15/2036 ‡ (c)	4,000	3,452
Series 2019-PARK, Class J, 4.25%, 12/15/2036 ‡ (c)	17,000	14,837
Multi-Family Connecticut Avenue Securities Trust
Series 2019-01, Class M10, 5.51%, 10/15/2049 ‡ (c) (k)	4,893	4,575
Series 2020-01, Class M10, 6.01%, 3/25/2050 (c) (k)	7,836	7,248
NYC Commercial Mortgage Trust Series 2021-909, Class E, 3.21%, 4/10/2043 ‡ (c) (k)	5,000	3,503
VASA Trust Series 2021-VASA, Class G, 7.00%, 7/15/2039 ‡ (c) (k)	1,360	1,286

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Commercial Mortgage-Backed Securities — continued
United States — continued
Velocity Commercial Capital Loan Trust
Series 2018-2, Class A, 4.05%, 10/26/2048 (c) (k)	2,685	2,631
Series 2018-2, Class M2, 4.51%, 10/26/2048 ‡ (c) (k)	191	181
Series 2018-2, Class M3, 4.72%, 10/26/2048 ‡ (c) (k)	262	244
Wells Fargo Commercial Mortgage Trust
Series 2021-SAVE, Class E, 5.65%, 2/15/2040 ‡ (c) (k)	1,818	1,677
Series 2015-NXS1, Class E, 2.88%, 5/15/2048 ‡ (c) (k)	1,500	1,201
Series 2015-C28, Class D, 4.08%, 5/15/2048 ‡ (k)	7,740	6,823
Series 2016-C35, Class D, 3.14%, 7/15/2048 ‡ (c)	5,000	3,856
Series 2018-C43, Class D, 3.00%, 3/15/2051 ‡ (c)	1,250	942
Series 2018-C44, Class D, 3.00%, 5/15/2051 ‡ (c)	1,517	1,114
Series 2019-C52, Class XA, IO, 1.60%, 8/15/2052 (k)	3,756	295
Series 2022-C62, Class C, 4.35%, 4/15/2055 ‡ (k)	4,074	3,526
Series 2015-NXS3, Class D, 3.15%, 9/15/2057 ‡ (c)	1,000	865
WFRBS Commercial Mortgage Trust
Series 2014-C19, Class D, 4.23%, 3/15/2047 ‡ (c)	1,500	1,372
Series 2014-C22, Class D, 3.90%, 9/15/2057 ‡ (c) (k)	5,505	4,758
Total Commercial Mortgage-Backed Securities (Cost $532,508)		476,507
Collateralized Mortgage Obligations — 3.8%
Bermuda — 0.0% ^
Bellemeade Re Ltd. Series 2019-1A, Class M2, 4.96%, 3/25/2029 ‡ (c) (k)	1,000	985
Eagle RE Ltd. Series 2019-1, Class M2, 5.56%, 4/25/2029 ‡ (c) (k)	1,980	1,945
		2,930
United States — 3.8%
Adjustable Rate Mortgage Trust
Series 2004-2, Class 6A1, 2.56%, 2/25/2035 (k)	756	754
Series 2005-2, Class 3A1, 2.97%, 6/25/2035 (k)	568	545
Alternative Loan Trust
Series 2004-28CB, Class 4A1, 5.00%, 1/25/2020	6	4
Series 2005-50CB, Class 4A1, 5.00%, 11/25/2020	2	2
Series 2005-85CB, Class 3A2, 5.25%, 2/25/2021	77	72
Series 2005-J6, Class 2A1, 5.50%, 7/25/2025	45	41
Series 2006-J3, Class 4A1, 5.75%, 5/25/2026	343	326
Series 2005-J1, Class 3A1, 6.50%, 8/25/2032	12	12
Series 2004-12CB, Class 2A1, 6.00%, 6/25/2034	110	109
Series 2004-25CB, Class A1, 6.00%, 12/25/2034	3,077	2,841
Series 2004-28CB, Class 2A4, 5.75%, 1/25/2035	308	289
Series 2004-28CB, Class 6A1, 6.00%, 1/25/2035	456	434
Series 2004-32CB, Class 2A5, 5.50%, 2/25/2035	1,748	1,649
Series 2005-3CB, Class 1A13, 5.50%, 3/25/2035	5,948	5,440
Series 2005-J2, Class 1A5, 2.76%, 4/25/2035 (k)	3,945	3,225
Series 2005-6CB, Class 1A4, 5.50%, 4/25/2035	2,356	2,137
Series 2005-6CB, Class 1A6, 5.50%, 4/25/2035	282	257
Series 2005-10CB, Class 1A5, 5.50%, 5/25/2035	2,498	2,147
Series 2005-10CB, Class 1A8, 5.50%, 5/25/2035	1,445	1,271

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2005-13CB, Class A4, 5.50%, 5/25/2035	958	882
Series 2005-21CB, Class A4, 5.25%, 6/25/2035	529	440
Series 2005-21CB, Class A17, 6.00%, 6/25/2035	2,353	2,024
Series 2005-20CB, Class 1A1, 5.50%, 7/25/2035	102	85
Series 2005-23CB, Class A15, 5.50%, 7/25/2035	1,139	984
Series 2005-64CB, Class 1A1, 5.50%, 12/25/2035	421	390
Series 2005-64CB, Class 1A15, 5.50%, 12/25/2035	1,065	988
Series 2005-J14, Class A3, 5.50%, 12/25/2035	229	165
Series 2005-J14, Class A7, 5.50%, 12/25/2035	1,211	871
Series 2005-J14, Class A8, 5.50%, 12/25/2035	1,012	728
Series 2005-86CB, Class A4, 5.50%, 2/25/2036	302	208
Series 2006-J1, Class 1A13, 5.50%, 2/25/2036	103	81
Series 2005-80CB, Class 5A1, 6.00%, 2/25/2036	2,948	2,873
Series 2006-4CB, Class 2A5, 5.50%, 4/25/2036	536	455
Series 2006-14CB, Class A1, 6.00%, 6/25/2036	1,198	778
Series 2006-19CB, Class A15, 6.00%, 8/25/2036	435	294
Series 2006-25CB, Class A2, 6.00%, 10/25/2036	205	127
Series 2006-41CB, Class 2A13, 5.75%, 1/25/2037	2,252	1,383
Series 2007-8CB, Class A9, 6.00%, 5/25/2037	148	96
Series 2007-19, Class 1A8, 6.00%, 8/25/2037	136	81
American Home Mortgage Investment Trust Series 2007-2, Class 12A1, 2.80%, 3/25/2037 (k)	4,319	1,804
Angel Oak Mortgage Trust
Series 2019-5, Class B1, 3.96%, 10/25/2049 ‡ (c) (k)	2,250	2,103
Series 2019-6, Class B1, 3.94%, 11/25/2059 (c) (k)	4,000	3,871
Series 2019-6, Class B3, 5.95%, 11/25/2059 ‡ (c) (k)	1,285	1,219
Angel Oak Mortgage Trust I LLC
Series 2019-2, Class B1, 5.02%, 3/25/2049 ‡ (c) (k)	4,000	3,930
Series 2019-4, Class B1, 4.41%, 7/26/2049 (c) (k)	5,000	4,630
Banc of America Alternative Loan Trust
Series 2006-4, Class 2A1, 6.00%, 5/25/2021	2	2
Series 2005-11, Class 4A5, 5.75%, 12/25/2035	350	316
Series 2006-4, Class 3CB4, 6.00%, 5/25/2046	471	424
Series 2006-4, Class 4CB1, 6.50%, 5/25/2046	1,034	951
Series 2006-5, Class CB7, 6.00%, 6/25/2046	271	248
Banc of America Funding Trust
Series 2007-4, Class 8A1, 5.50%, 11/25/2034	53	38
Series 2005-6, Class 1A2, 5.50%, 10/25/2035	1,450	1,245
Series 2005-7, Class 4A7, 6.00%, 11/25/2035	44	42
Series 2006-A, Class 1A1, 2.80%, 2/20/2036 (k)	390	377
Series 2006-2, Class 2A20, 5.75%, 3/25/2036	192	168
Series 2007-5, Class 4A1, 2.63%, 7/25/2037 (k)	2,459	1,744
Banc of America Mortgage Trust
Series 2004-A, Class 2A2, 2.63%, 2/25/2034 (k)	244	241
Series 2007-3, Class 1A1, 6.00%, 9/25/2037	129	119
Bear Stearns ALT-A Trust Series 2006-8, Class 3A1, 2.58%, 2/25/2034 (k)	201	186
Bear Stearns Asset-Backed Securities I Trust Series 2004-AC5, Class M1, 3.26%, 10/25/2034 ‡ (k)	301	221

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Chase Mortgage Finance Trust
Series 2007-A2, Class 3A1, 2.82%, 6/25/2035 (k)	—	—
Series 2006-S3, Class 1A2, 6.00%, 11/25/2036	1,081	573
Series 2006-S4, Class A5, 6.00%, 12/25/2036	812	440
Series 2007-S2, Class 1A8, 6.00%, 3/25/2037	197	116
CHL GMSR Issuer Trust
Series 2018-GT1, Class A, 5.01%, 5/25/2023 (c) (k)	1,530	1,516
Series 2018-GT1, Class B, 5.76%, 5/25/2023 ‡ (c) (k)	795	784
CHL Mortgage Pass-Through Trust
Series 2005-20, Class A7, 5.25%, 12/25/2027	80	56
Series 2004-25, Class 2A1, 2.94%, 2/25/2035 (k)	1,964	1,709
Series 2005-26, Class 1A11, 5.50%, 11/25/2035	1,183	790
Series 2005-31, Class 2A1, 2.45%, 1/25/2036 (k)	572	507
Series 2005-30, Class A5, 5.50%, 1/25/2036	125	90
Series 2006-HYB1, Class 2A2C, 2.84%, 3/20/2036 (k)	1,830	1,687
Series 2006-HYB2, Class 2A1B, 3.05%, 4/20/2036 (k)	511	470
Series 2006-J2, Class 1A1, 6.00%, 4/25/2036	87	56
Series 2006-10, Class 1A16, 6.00%, 5/25/2036	1,038	566
Series 2006-17, Class A2, 6.00%, 12/25/2036	295	145
Series 2006-18, Class 2A4, 6.00%, 12/25/2036	1,784	1,180
Series 2007-2, Class A2, 6.00%, 3/25/2037	102	55
Series 2007-3, Class A18, 6.00%, 4/25/2037	812	474
Series 2007-10, Class A4, 5.50%, 7/25/2037	101	54
Series 2007-13, Class A4, 6.00%, 8/25/2037	219	130
Series 2007-16, Class A1, 6.50%, 10/25/2037	1,954	1,068
Series 2007-18, Class 2A1, 6.50%, 11/25/2037	429	195
Citicorp Mortgage Securities Trust Series 2007-4, Class 1A9, 6.00%, 5/25/2037	335	311
Citigroup Mortgage Loan Trust
Series 2006-AR3, Class 1A1A, 3.24%, 6/25/2036 (k)	918	870
Series 2006-AR5, Class 1A5A, 3.09%, 7/25/2036 (k)	370	359
Citigroup Mortgage Loan Trust, Inc.
Series 2005-6, Class A1, 2.19%, 9/25/2035 (k)	253	251
Series 2006-8, Class A3, 2.61%, 10/25/2035 (c) (k)	514	291
Series 2005-9, Class 2A2, 5.50%, 11/25/2035	74	57
COLT Mortgage Loan Trust
Series 2021-3, Class B1, 3.06%, 9/27/2066 ‡ (c) (k)	2,500	1,697
Series 2021-5, Class B1, 4.17%, 11/26/2066 ‡ (c) (k)	3,903	3,018
Series 2021-5, Class B2, 4.17%, 11/26/2066 ‡ (c) (k)	2,247	1,611
Series 2022-1, Class B1, 4.13%, 12/27/2066 ‡ (c) (k)	2,038	1,627
Series 2022-1, Class B2, 4.13%, 12/27/2066 ‡ (c) (k)	2,581	1,927
Connecticut Avenue Securities Trust
Series 2019-R05, Class 1B1, 6.36%, 7/25/2039 ‡ (c) (k)	2,342	2,332
Series 2019-R07, Class 1B1, 5.66%, 10/25/2039 ‡ (c) (k)	8,500	8,160
Series 2020-R02, Class 2B1, 5.26%, 1/25/2040 ‡ (c) (k)	19,158	16,856
Series 2021-R01, Class 1B1, 4.61%, 10/25/2041 ‡ (c) (k)	5,200	4,667
Series 2021-R03, Class 1B1, 4.26%, 12/25/2041 ‡ (c) (k)	2,000	1,760
Series 2021-R03, Class 1B2, 7.01%, 12/25/2041 ‡ (c) (k)	9,100	7,784

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2022-R01, Class 1B2, 7.51%, 12/25/2041 ‡ (c) (k)	11,437	10,026
Series 2022-R06, Class 1M1, 4.27%, 5/25/2042 (c) (k)	1,823	1,832
Series 2022-R07, Class 1M1, 4.47%, 6/25/2042 (c) (k)	1,791	1,811
CSFB Mortgage-Backed Pass-Through Certificates
Series 2005-10, Class 11A1, 5.50%, 11/25/2020	572	84
Series 2003-29, Class 3A1, 5.50%, 12/25/2033	183	177
Series 2004-AR4, Class 4A1, 2.74%, 5/25/2034 (k)	908	919
Series 2004-AR4, Class 2A1, 3.20%, 5/25/2034 (k)	155	157
Series 2004-AR5, Class 6A1, 2.79%, 6/25/2034 (k)	252	246
Series 2004-4, Class 4A1, 5.50%, 8/25/2034	1,199	1,185
Series 2004-8, Class 4A3, 5.50%, 12/25/2034	87	82
Series 2005-4, Class 2A5, 2.81%, 6/25/2035 (k)	2,352	1,695
Series 2005-10, Class 5A3, 5.50%, 11/25/2035	280	229
CSFB Mortgage-Backed Trust Series 2004-AR6, Class 7A1, 3.09%, 10/25/2034 (k)	495	494
CSMC Mortgage-Backed Trust
Series 2006-8, Class 5A1, 5.54%, 10/25/2026 (k)	36	34
Series 2007-2, Class 3A13, 5.50%, 3/25/2037	354	217
Deephaven Residential Mortgage Trust
Series 2021-3, Class B1, 3.27%, 8/25/2066 ‡ (c) (k)	5,000	3,813
Series 2021-3, Class B2, 4.13%, 8/25/2066 ‡ (c) (k)	4,502	3,256
Series 2021-4, Class B1, 4.16%, 11/25/2066 ‡ (c) (k)	6,000	4,783
Series 2021-4, Class B2, 4.49%, 11/25/2066 ‡ (c) (k)	6,508	4,914
Series 2022-1, Class B1, 4.31%, 1/25/2067 ‡ (c) (k)	3,000	2,429
Series 2022-1, Class B2, 4.31%, 1/25/2067 ‡ (c) (k)	5,640	4,130
Series 2022-2, Class A3, 4.30%, 3/25/2067 (c) (k)	4,701	4,473
Deutsche Alt-A Securities, Inc., Mortgage Loan Trust
Series 2005-1, Class 2A1, 4.36%, 2/25/2020 (k)	20	20
Series 2005-2, Class 2A1, 2.56%, 3/25/2020 (k)	4	4
DSLA Mortgage Loan Trust Series 2005-AR4, Class 2A1A, 2.64%, 8/19/2045 (k)	1,261	1,104
FHLMC STACR Series 2019-HQA3, Class B1, 5.26%, 9/25/2049 (c) (k)	3,000	2,805
FHLMC STACR REMIC Trust
Series 2021-DNA5, Class B2, 7.01%, 1/25/2034 (c) (k)	3,400	2,720
Series 2021-DNA6, Class B1, 4.91%, 10/25/2041 (c) (k)	5,500	5,041
Series 2020-HQA1, Class B2, 7.36%, 1/25/2050 (c) (k)	4,000	3,234
Series 2021-DNA1, Class B2, 6.26%, 1/25/2051 ‡ (c) (k)	8,000	6,372
FHLMC Structured Agency Credit Risk Debt Notes
Series 2015-HQ1, Class B, 13.01%, 3/25/2025 (k)	2,740	2,761
Series 2017-DNA3, Class B1, 6.71%, 3/25/2030 (k)	3,000	3,063
Series 2021-DNA2, Class B2, 7.51%, 8/25/2033 (c) (k)	18,050	15,599
FHLMC, REMIC
Series 4068, Class DS, IF, IO, 4.00%, 6/15/2042 (k)	1,856	285
Series 4097, Class ES, IF, IO, 4.10%, 8/15/2042 (k)	2,833	422
Series 4103, Class SB, IF, IO, 4.05%, 9/15/2042 (k)	3,120	443
Series 4425, Class SA, IF, IO, 4.05%, 1/15/2045 (k)	3,191	433
Series 4594, Class SG, IF, IO, 4.00%, 6/15/2046 (k)	3,314	575
Series 4606, Class SB, IF, IO, 4.00%, 8/15/2046 (k)	6,295	999
Series 4614, Class SK, IF, IO, 4.00%, 9/15/2046 (k)	11,007	1,872

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 4616, Class HS, IF, IO, 4.00%, 9/15/2046 (k)	3,631	556
Series 4703, Class SA, IF, IO, 4.15%, 7/15/2047 (k)	5,645	896
Series 4718, Class SD, IF, IO, 4.15%, 9/15/2047 (k)	2,889	387
Series 4768, Class SG, IF, IO, 4.20%, 3/15/2048 (k)	2,285	372
Series 4820, Class ES, IF, IO, 4.20%, 3/15/2048 (k)	1,276	162
Series 4834, Class SA, IF, IO, 4.15%, 10/15/2048 (k)	3,283	443
Series 4937, Class MS, IF, IO, 3.79%, 12/25/2049 (k)	5,473	747
Series 4839, Class WS, IF, IO, 4.10%, 8/15/2056 (k)	6,987	1,191
FHLMC, STRIPS
Series 264, Class S1, IF, IO, 3.95%, 7/15/2042 (k)	1,820	222
Series 274, Class S1, IF, IO, 4.00%, 8/15/2042 (k)	2,334	310
Series 278, Class S1, IF, IO, 4.05%, 9/15/2042 (k)	2,084	339
Series 279, Class S6, IF, IO, 4.05%, 9/15/2042 (k)	1,598	248
Series 300, Class S1, IF, IO, 4.10%, 1/15/2043 (k)	2,127	305
Series 311, Class S1, IF, IO, 3.95%, 8/15/2043 (k)	1,323	197
Series 316, Class S7, IF, IO, 4.10%, 11/15/2043 (k)	2,064	268
Series 326, Class S2, IF, IO, 3.95%, 3/15/2044 (k)	2,452	400
Series 336, Class S1, IF, IO, 4.05%, 8/15/2044 (k)	1,673	234
Series 337, Class S1, IF, IO, 4.05%, 9/15/2044 (k)	1,380	216
Series 356, Class S5, IF, IO, 4.00%, 9/15/2047 (k)	8,192	1,379
First Horizon Alternative Mortgage Securities Trust Series 2006-FA6, Class 3A1, 5.75%, 11/25/2021	14	11
FNMA, Connecticut Avenue Securities
Series 2021-R02, Class 2B1, 4.81%, 11/25/2041 (c) (k)	3,153	2,859
Series 2021-R02, Class 2B2, 7.71%, 11/25/2041 (c) (k)	5,142	4,400
FNMA, REMIC
Series 2011-126, Class SM, IF, IO, 3.69%, 12/25/2041 (k)	2,052	259
Series 2012-20, Class SL, IF, IO, 4.19%, 3/25/2042 (k)	2,511	414
Series 2012-35, Class SN, IF, IO, 4.19%, 4/25/2042 (k)	2,765	448
Series 2012-75, Class DS, IF, IO, 3.69%, 7/25/2042 (k)	2,840	391
Series 2012-128, Class MS, IF, IO, 3.89%, 11/25/2042 (k)	1,308	202
Series 2013-124, Class SB, IF, IO, 3.69%, 12/25/2043 (k)	3,117	427
Series 2013-136, Class SB, IF, IO, 3.64%, 1/25/2044 (k)	2,936	437
Series 2015-35, Class SA, IF, IO, 3.34%, 6/25/2045 (k)	3,141	316
Series 2015-37, Class ST, IF, IO, 3.36%, 6/25/2045 (k)	3,036	388
Series 2016-1, Class SJ, IF, IO, 3.89%, 2/25/2046 (k)	6,658	1,198
Series 2016-77, Class SA, IF, IO, 3.74%, 10/25/2046 (k)	2,551	399
Series 2017-1, Class SA, IF, IO, 3.79%, 2/25/2047 (k)	2,990	435
Series 2017-16, Class SM, IF, IO, 3.79%, 3/25/2047 (k)	1,743	281
Series 2017-37, Class AS, IF, IO, 3.84%, 5/25/2047 (k)	8,097	1,200
Series 2018-14, Class SA, IF, IO, 3.94%, 3/25/2048 (k)	4,957	735
Series 2018-15, Class JS, IF, IO, 3.94%, 3/25/2048 (k)	3,126	516
Series 2018-16, Class SN, IF, IO, 3.99%, 3/25/2048 (k)	1,209	192
Series 2018-27, Class SE, IF, IO, 3.94%, 5/25/2048 (k)	2,368	420
Series 2018-60, Class SK, IF, IO, 3.44%, 8/25/2048 (k)	2,160	210
Series 2018-73, Class SC, IF, IO, 3.94%, 10/25/2048 (k)	4,996	720
Series 2019-9, Class SM, IF, IO, 3.79%, 3/25/2049 (k)	2,694	384
Series 2019-20, Class BS, IF, IO, 3.79%, 5/25/2049 (k)	837	109

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
GCAT Trust Series 2020-NQM1, Class B1, 3.64%, 1/25/2060 ‡ (c) (k)	3,000	2,701
GMACM Mortgage Loan Trust
Series 2004-AR2, Class 3A, 3.73%, 8/19/2034 (k)	261	234
Series 2005-AR1, Class 3A, 3.22%, 3/18/2035 (k)	53	49
GNMA
Series 2014-25, Class HS, IF, IO, 3.97%, 2/20/2044 (k)	2,257	319
Series 2015-124, Class SB, IF, IO, 4.12%, 9/20/2045 (k)	3,835	529
Series 2015-149, Class GS, IF, IO, 4.12%, 10/20/2045 (k)	3,902	638
Series 2016-111, Class SA, IF, IO, 3.97%, 8/20/2046 (k)	1,910	287
Series 2016-120, Class NS, IF, IO, 3.97%, 9/20/2046 (k)	5,393	821
Series 2017-11, Class AS, IF, IO, 3.97%, 1/20/2047 (k)	2,173	294
Series 2017-55, Class AS, IF, IO, 4.02%, 4/20/2047 (k)	1,319	173
Series 2017-56, Class SC, IF, IO, 4.02%, 4/20/2047 (k)	2,879	378
Series 2017-68, Class SA, IF, IO, 4.02%, 5/20/2047 (k)	3,013	412
Series 2017-67, Class ST, IF, IO, 4.07%, 5/20/2047 (k)	5,778	928
Series 2017-75, Class SD, IF, IO, 4.07%, 5/20/2047 (k)	1,132	149
Series 2017-80, Class AS, IF, IO, 4.07%, 5/20/2047 (k)	2,888	401
Series 2017-93, Class SE, IF, IO, 4.07%, 6/20/2047 (k)	2,101	277
Series 2017-107, Class SL, IF, IO, 4.07%, 7/20/2047 (k)	6,339	878
Series 2017-112, Class S, IF, IO, 4.07%, 7/20/2047 (k)	4,291	598
Series 2017-120, Class QS, IF, IO, 4.07%, 8/20/2047 (k)	2,395	317
Series 2017-134, Class SB, IF, IO, 4.07%, 9/20/2047 (k)	2,353	292
Series 2017-141, Class QS, IF, IO, 4.07%, 9/20/2047 (k)	5,341	642
Series 2017-149, Class QS, IF, IO, 4.07%, 10/20/2047 (k)	2,599	351
Series 2018-1, Class ST, IF, IO, 4.07%, 1/20/2048 (k)	6,221	856
Series 2018-11, Class SA, IF, IO, 4.07%, 1/20/2048 (k)	2,320	292
Series 2018-6, Class CS, IF, IO, 4.07%, 1/20/2048 (k)	2,055	286
Series 2018-36, Class SG, IF, IO, 4.07%, 3/20/2048 (k)	5,921	823
Series 2018-63, Class SB, IF, IO, 4.07%, 4/20/2048 (k)	1,049	138
Series 2018-64, Class GS, IF, IO, 4.07%, 5/20/2048 (k)	3,442	399
Series 2018-65, Class SE, IF, IO, 4.07%, 5/20/2048 (k)	4,103	569
Series 2018-92, Class SH, IF, IO, 4.07%, 7/20/2048 (k)	2,231	273
Series 2018-115, Class DS, IF, IO, 4.07%, 8/20/2048 (k)	5,318	653
Series 2018-126, Class CS, IF, IO, 4.07%, 9/20/2048 (k)	3,289	423
Series 2018-146, Class S, IF, IO, 4.02%, 10/20/2048 (k)	2,270	284
Series 2018-147, Class SD, IF, IO, 4.02%, 10/20/2048 (k)	6,559	777
Series 2018-168, Class SA, IF, IO, 3.97%, 12/20/2048 (k)	2,702	333
Series 2019-16, Class SB, IF, IO, 3.92%, 2/20/2049 (k)	3,844	448
Series 2019-22, Class SM, IF, IO, 3.92%, 2/20/2049 (k)	11,636	1,433
Series 2019-23, Class JS, IF, IO, 3.92%, 2/20/2049 (k)	3,252	412
Series 2019-30, Class SA, IF, IO, 3.92%, 3/20/2049 (k)	4,621	543
Series 2019-38, Class SN, IF, IO, 3.92%, 3/20/2049 (k)	5,819	768
Series 2019-41, Class CS, IF, IO, 3.92%, 3/20/2049 (k)	3,698	466
Series 2019-42, Class SJ, IF, IO, 3.92%, 4/20/2049 (k)	4,153	530
Series 2019-56, Class GS, IF, IO, 4.02%, 5/20/2049 (k)	2,272	263
Series 2019-69, Class DS, IF, IO, 3.97%, 6/20/2049 (k)	2,402	279
Series 2019-70, Class SM, IF, IO, 3.97%, 6/20/2049 (k)	2,444	271

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2020-76, Class SL, IF, IO, 4.02%, 5/20/2050 (k)	5,489	754
GSMSC Pass-Through Trust Series 2008-2R, Class 2A1, 7.50%, 10/25/2036 (c) (k)	1,221	317
GSR Mortgage Loan Trust
Series 2004-15F, Class 1A2, 5.50%, 12/25/2034	187	158
Series 2005-1F, Class 2A3, 6.00%, 2/25/2035	138	111
Series 2005-AR3, Class 6A1, 3.07%, 5/25/2035 (k)	64	56
Series 2005-AR4, Class 3A5, 3.12%, 7/25/2035 (k)	1,119	866
Series 2005-6F, Class 3A18, 5.50%, 7/25/2035	658	639
Series 2005-AR7, Class 6A1, 2.76%, 11/25/2035 (k)	558	526
Series 2006-1F, Class 2A16, 6.00%, 2/25/2036	543	311
Series 2006-1F, Class 2A9, 6.00%, 2/25/2036	879	504
Series 2006-9F, Class 3A1, 6.25%, 10/25/2036	439	413
Series 2007-1F, Class 3A13, 6.00%, 1/25/2037	220	163
HarborView Mortgage Loan Trust Series 2005-11, Class 2A1A, 2.74%, 8/19/2045 (k)	145	135
Impac CMB Trust
Series 2004-5, Class 1A1, 2.98%, 10/25/2034 (k)	254	248
Series 2004-6, Class 1A2, 3.04%, 10/25/2034 (k)	—	—
Series 2004-5, Class 1M2, 3.13%, 10/25/2034 ‡ (k)	92	88
Series 2004-7, Class 1A2, 3.18%, 11/25/2034 (k)	282	281
Series 2004-9, Class 1A1, 3.02%, 1/25/2035 (k)	—	—
Series 2004-10, Class 2A, 2.90%, 3/25/2035 (k)	408	373
Series 2004-10, Class 3A1, 2.96%, 3/25/2035 (k)	—	—
Series 2005-1, Class 1A1, 2.78%, 4/25/2035 (k)	251	237
Series 2005-1, Class 1A2, 2.88%, 4/25/2035 (k)	307	289
Series 2005-2, Class 1A2, 2.88%, 4/25/2035 (k)	289	274
Impac Secured Assets CMN Owner Trust Series 2003-2, Class A4, 3.75%, 8/25/2033	173	142
Impac Secured Assets Trust
Series 2007-3, Class A1B, 2.74%, 9/25/2037 (k)	1,684	1,417
Series 2007-3, Class A1C, 2.98%, 9/25/2037 (k)	2,821	2,332
IndyMac INDX Mortgage Loan Trust
Series 2005-AR3, Class 3A1, 2.58%, 4/25/2035 (k)	169	163
Series 2005-AR14, Class 2A1A, 2.86%, 7/25/2035 (k)	732	622
Series 2007-AR21, Class 6A1, 2.71%, 9/25/2037 (k)	4,496	3,483
JPMorgan Alternative Loan Trust Series 2006-A2, Class 1A1, 2.62%, 5/25/2036 (k)	2,521	2,228
JPMorgan Mortgage Trust
Series 2006-S3, Class 2A4, 5.50%, 8/25/2021	8	7
Series 2004-A6, Class 1A1, 2.70%, 12/25/2034 (k)	66	61
Series 2005-A3, Class 6A6, 3.02%, 6/25/2035 (k)	150	149
Series 2005-A6, Class 1A2, 2.63%, 9/25/2035 (k)	154	146
Series 2005-A8, Class 1A1, 2.75%, 11/25/2035 (k)	83	71
Series 2005-A8, Class 4A1, 2.83%, 11/25/2035 (k)	1,301	1,141
Series 2006-A7, Class 2A4, 3.19%, 1/25/2037 (k)	403	357
Series 2007-S1, Class 2A17, 2.59%, 3/25/2037 (k)	3,683	1,102
Legacy Mortgage Asset Trust
Series 2021-GS3, Class A2, 3.25%, 7/25/2061 (c) (h)	2,800	2,546
Series 2021-GS1, Class A2, 3.84%, 10/25/2066 (c) (h)	2,000	1,936

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Lehman Mortgage Trust
Series 2005-2, Class 2A5, 5.50%, 12/25/2035	688	474
Series 2007-7, Class 5A7, 6.50%, 8/25/2037	6,703	3,812
MASTR Alternative Loan Trust
Series 2004-8, Class 1A1, 6.50%, 9/25/2034	159	162
Series 2004-12, Class 3A1, 6.00%, 12/25/2034	513	503
Series 2005-3, Class 1A1, 5.50%, 4/25/2035	148	139
Series 2005-5, Class 3A1, 5.75%, 8/25/2035	208	123
Series 2005-6, Class 1A2, 5.50%, 12/25/2035	415	319
Merrill Lynch Mortgage Investors Trust
Series 2005-1, Class 2A2, 2.42%, 4/25/2035 (k)	142	129
Series 2006-1, Class 2A1, 2.53%, 2/25/2036 (k)	744	729
Series 2006-AF2, Class AF2, 6.25%, 10/25/2036	180	95
METLIFE SECURITIZATION TRUST Series 2017-1A, Class A, 3.00%, 4/25/2055 (c) (k)	2,671	2,589
Morgan Stanley Mortgage Loan Trust
Series 2006-2, Class 1A, 5.25%, 2/25/2021	270	247
Series 2004-8AR, Class 4A1, 2.99%, 10/25/2034 (k)	376	363
Series 2004-9, Class 1A, 5.33%, 11/25/2034 (k)	431	444
Series 2005-4, Class 1A, 5.00%, 8/25/2035	20	19
MortgageIT Trust Series 2005-3, Class A1, 2.86%, 8/25/2035 (k)	—	—
New Residential Mortgage Loan Trust
Series 2019-NQM4, Class B1, 3.74%, 9/25/2059 ‡ (c) (k)	2,500	2,272
Series 2019-NQM4, Class B2, 4.93%, 9/25/2059 ‡ (c) (k)	4,000	3,596
Series 2019-NQM5, Class B1, 4.04%, 11/25/2059 ‡ (c) (k)	2,041	1,750
Nomura Asset Acceptance Corp. Alternative Loan Trust Series 2005-WF1, Class 2A5, 5.66%, 3/25/2035 (h)	3	3
PNMAC GMSR ISSUER TRUST Series 2018-GT1, Class A, 5.11%, 2/25/2023 (c) (k)	3,715	3,668
PRPM, 3.77%, 3/25/2026	4,987	4,690
PRPM LLC
Series 2020-4, Class A2, 3.44%, 10/25/2025 ‡ (c) (h)	7,000	6,764
Series 2020-6, Class A2, 4.70%, 11/25/2025 (c) (h)	2,350	2,254
Series 2021-1, Class A2, 3.72%, 1/25/2026 (c) (k)	5,000	4,674
Series 2021-3, Class A2, 3.72%, 4/25/2026 (c) (h)	5,500	5,126
Series 2021-5, Class A2, 3.72%, 6/25/2026 (c) (h)	4,000	3,728
Series 2021-6, Class A1, 1.79%, 7/25/2026 (c) (h)	1,534	1,433
Series 2021-6, Class A2, 3.47%, 7/25/2026 (c) (h)	3,447	3,188
Series 2021-7, Class A2, 3.67%, 8/25/2026 (c) (h)	5,030	4,599
Series 2021-8, Class A2, 3.60%, 9/25/2026 (c) (k)	5,000	4,588
Series 2021-10, Class A2, 4.83%, 10/25/2026 (c) (h)	9,000	8,157
Series 2021-11, Class A2, 4.58%, 11/25/2026 (c) (h)	5,269	4,888
RALI Trust
Series 2003-QS20, Class CB, 5.00%, 11/25/2018	3	2
Series 2005-QA5, Class A2, 3.85%, 4/25/2035 (k)	763	700
Series 2005-QS17, Class A3, 6.00%, 12/25/2035	595	540
Series 2006-QS3, Class 1A10, 6.00%, 3/25/2036	945	850
Series 2006-QS4, Class A2, 6.00%, 4/25/2036	1,059	950
Series 2006-QS17, Class A5, 6.00%, 12/25/2036	1,603	1,415

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Residential Asset Securitization Trust
Series 2005-A8CB, Class A11, 6.00%, 7/25/2035	1,484	1,058
Series 2005-A14, Class A1, 5.50%, 12/25/2035	130	75
Series 2006-A8, Class 3A1, 6.00%, 8/25/2036	2,575	1,465
Series 2007-A5, Class 2A2, 6.00%, 5/25/2037	6,492	4,289
RFMSI Trust
Series 2004-S9, Class 2A1, 4.75%, 12/25/2019	—	—
Series 2005-S7, Class A6, 5.50%, 11/25/2035	60	52
Series 2006-S10, Class 1A1, 6.00%, 10/25/2036	1,234	1,108
Series 2006-SA4, Class 2A1, 4.83%, 11/25/2036 (k)	917	844
Seasoned Credit Risk Transfer Trust Series 2017-3, Class AIO, IO, 0.00%, 7/25/2056 (k)	197,819	103
Sequoia Mortgage Trust Series 2007-3, Class 1A1, 2.53%, 7/20/2036 (k)	399	350
Starwood Mortgage Residential Trust
Series 2020-1, Class B1, 3.73%, 2/25/2050 ‡ (c) (k)	5,410	5,020
Series 2020-INV1, Class B2, 4.26%, 11/25/2055 ‡ (c)	1,600	1,480
Structured Adjustable Rate Mortgage Loan Trust Series 2005-1, Class 1A1, 3.13%, 2/25/2035 (k)	249	236
Structured Asset Mortgage Investments II Trust
Series 2005-AR3, Class 1A1, 2.80%, 8/25/2035 (k)	2,002	1,773
Series 2007-AR7, Class 1A1, 3.11%, 5/25/2047 (k)	2,810	2,334
Verus Securitization Trust
Series 2019-INV2, Class B1, 4.45%, 7/25/2059 ‡ (c) (k)	2,000	1,992
Series 2019-INV3, Class B1, 3.73%, 11/25/2059 ‡ (c) (k)	5,000	4,760
Series 2021-R1, Class B1, 3.20%, 10/25/2063 ‡ (c) (k)	2,000	1,712
Series 2021-R1, Class B2, 4.20%, 10/25/2063 ‡ (c) (k)	1,322	1,120
Series 2021-R3, Class B1, 3.07%, 4/25/2064 ‡ (c) (k)	2,500	2,353
Series 2021-R3, Class B2, 4.07%, 4/25/2064 ‡ (c) (k)	1,776	1,686
Series 2020-5, Class B1, 3.71%, 5/25/2065 ‡ (c) (k)	2,400	2,175
Series 2020-5, Class B2, 4.71%, 5/25/2065 ‡ (c) (k)	1,400	1,258
Series 2021-1, Class B1, 2.98%, 1/25/2066 ‡ (c) (k)	3,150	2,572
Series 2021-4, Class M1, 2.19%, 7/25/2066 (c) (k)	1,121	818
Series 2021-5, Class B1, 3.04%, 9/25/2066 ‡ (c) (k)	3,826	2,831
Series 2021-5, Class B2, 3.94%, 9/25/2066 ‡ (c) (k)	3,750	2,721
WaMu Mortgage Pass-Through Certificates Trust
Series 2004-AR11, Class A, 2.88%, 10/25/2034 (k)	527	493
Series 2005-AR5, Class A6, 3.31%, 5/25/2035 (k)	1,190	1,158
Series 2005-AR16, Class 1A1, 2.72%, 12/25/2035 (k)	398	387
Series 2005-AR14, Class 1A3, 2.84%, 12/25/2035 (k)	924	890
Series 2005-AR14, Class 1A4, 2.84%, 12/25/2035 (k)	616	594
Series 2005-AR18, Class 1A3A, 2.83%, 1/25/2036 (k)	42	41
Series 2006-AR2, Class 1A1, 3.09%, 3/25/2036 (k)	149	141
Series 2004-AR10, Class A1B, 3.10%, 7/25/2044 (k)	477	444
Series 2005-AR15, Class A1A1, 2.78%, 11/25/2045 (k)	27	24
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust
Series 2005-1, Class 1A3, 5.50%, 3/25/2035	492	459
Series 2005-4, Class CB7, 5.50%, 6/25/2035	346	327
Series 2005-10, Class 2A5, 5.75%, 11/25/2035	1,772	1,705
Series 2005-10, Class 4CB1, 5.75%, 12/25/2035	545	526

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Collateralized Mortgage Obligations — continued
United States — continued
Series 2006-5, Class 2CB5, 6.50%, 7/25/2036	156	125
Series 2007-1, Class 1A7, 2.86%, 2/25/2037 (k)	2,577	1,827
Wells Fargo Mortgage-Backed Securities Trust
Series 2006-AR19, Class A3, 2.75%, 12/25/2036 (k)	114	106
Series 2007-15, Class A1, 6.00%, 11/25/2037	137	120
		429,934
Total Collateralized Mortgage Obligations (Cost $497,289)		432,864
	SHARES (000)
Exchange-Traded Funds — 2.7%
United States — 2.7%
JPMorgan Equity Premium Income ETF (l)(Cost $332,143)	5,366	308,134
	PRINCIPAL AMOUNT ($000)
Loan Assignments — 2.1% (f) (m)
Canada — 0.0% ^
West Jet, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.03%, 12/11/2026	289	252
France — 0.0% ^
Numericable US LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.69%), 6.20%, 1/31/2026	433	408
Altice France, 1st Lien Term Loan B-13 (ICE LIBOR USD 3 Month + 4.00%), 5.41%, 8/14/2026	2,653	2,517
		2,925
Ireland — 0.0% ^
ICON, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.56%, 7/3/2028	116	114
Luxembourg — 0.1%
Nestle Skin Health, Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/1/2026	9,285	8,850
ICON, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.56%, 7/3/2028	467	458
		9,308
Netherlands — 0.0% ^
Commscope, Inc., 1st Lien Term Loan B-2 (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 4/6/2026	1,028	966
United Kingdom — 0.0% ^
Cineworld Finance US, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.00%, 2/28/2025	431	275
Delta 2 Lux SARL, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.87%, 2/1/2024	467	461
		736
United States — 2.0%
LogMeIn, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.75%), 6.91%, 8/31/2027	694	528
Camelot Finance LP, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 10/30/2026	689	671
Alliance Laundry Systems LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.96%, 10/8/2027	790	765
AppleCaramel Buyer LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 6.08%, 10/19/2027	8,031	7,658
Geneys Telecom Holdings, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.37%, 12/1/2027	5,629	5,485
Astoria Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 12/10/2027	196	188
Exelon Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 4.08%, 12/15/2027	729	712
Truck Hero, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 1/31/2028	1,569	1,413

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
PrimeSource, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.53%, 12/28/2027	2,589	2,293
INEOS US Petrochem LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.10%, 1/29/2026	347	328
Asurion LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 7/31/2027	162	152
Asurion LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 5.25%), 7.62%, 1/31/2028	325	278
RealPage, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 4.67%, 4/24/2028	541	520
Petco Health & Wellness Co., Inc., Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.50%, 3/3/2028	6,782	6,552
ION Corporates, 1st Lien Term Loan B (1-MONTH SOFR + 3.75%), 5.95%, 3/11/2028	389	365
Endo Pharmaceutical, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.38%, 3/27/2028	197	158
Triton Water Holdings, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 3/31/2028 (n)	4,043	3,576
Adient US LLC, Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 4/10/2028	5,231	5,060
Jazz Pharmaceuticals plc, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 5/5/2028	572	558
Wheel Pros, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.66%, 5/11/2028	634	529
Insulet, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 5/4/2028	797	778
PQ Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.50%), 5.31%, 6/9/2028	484	468
Proofpoint, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 4.82%, 8/31/2028	428	410
Quikrete Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 6/11/2028 (n)	498	472
Madison IAQ LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 4.52%, 6/21/2028	4,709	4,470
First Student Bidco, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028	4,608	4,269
First Student Bidco, 1st Lien Term Loan C
(ICE LIBOR USD 3 Month + 3.00%), 5.23%, 7/21/2028	1,710	1,584
(3-MONTH SOFR + 4.00%), 6.15%, 7/21/2028	265	246
DirectV Financing LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 5.00%), 7.37%, 8/2/2027	7,267	6,846
Whataburger, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 8/3/2028	806	766
Tekni-Plex, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028	414	393
Parexel International Corp., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 11/15/2028 (n)	4,862	4,726
Tekni-Plex, Inc., Delayed Draw Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 6.25%, 9/15/2028 (n)	37	35
Solenis International LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.06%, 11/9/2028	2,948	2,785
Pactiv Evergreen Group Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 9/24/2028	2,049	1,981
Medline, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 10/23/2028	3,273	3,121
Albany Molecular Research, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 4.99%, 8/30/2026 (n)	695	670
Allied Universal Holdco LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 5/12/2028	515	481
Prime Security Services Borrower LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.46%, 9/23/2026	836	811
Ancestry.com, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 12/6/2027 (n)	768	704
Avantor Funding, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 11/8/2027	679	665
B&G Foods, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.87%, 10/10/2026	476	450
Brookfield WEC Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.12%, 8/1/2025	680	655
Buckeye Partners LP, 1st Lien Term Loan B1 (ICE LIBOR USD 1 Month + 2.25%), 3.92%, 11/1/2026	556	545
Claire's Stores, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 6.50%), 8.87%, 12/18/2026 (o)	1,810	1,707
Gates Global LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.87%, 3/31/2027	553	532
Graham Packaging, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 8/4/2027	3,389	3,261
Pike Corp., Delayed Draw Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.38%, 1/21/2028	531	515
Reynolds Consumer Products, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 1.75%), 4.12%, 2/4/2027	313	306
Leslie's Poolmart, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.87%, 3/9/2028	632	613
Traeger Grills, Delayed Draw Term Loan (3-MONTH UNFND + 3.25%), 5.62%, 6/29/2028 (n)	20	16
ThoughtWorks, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.12%, 3/24/2028	227	222
Cortes NP Acquisition Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 4.55%, 3/2/2027	834	792

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Garda World Security, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.47%, 10/30/2026 (n)	400	378
Bway Holding Co., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.04%, 4/3/2024	6,988	6,672
Caesars Resort Collection, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.12%, 12/23/2024	1,043	1,018
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 1.75%), 4.12%, 4/16/2025	315	308
SS&C Technologies Holdings, Inc., 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 1.75%), 4.12%, 4/16/2025	256	250
GoodRx, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.75%), 5.12%, 10/10/2025	395	374
Pure Fishing, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.50%), 6.87%, 12/22/2025	11,455	9,531
Star Merger Sub, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.55%, 2/6/2026	720	700
Genesee & Wyoming, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 4.25%, 12/30/2026	1,020	1,000
CVS Holdings I LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.62%, 8/31/2026	586	516
Clear Channel Outdoor Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%; ICE LIBOR USD 3 Month + 3.50%), 6.30%, 8/21/2026	1,651	1,502
Zayo Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 3/9/2027	271	250
Sundyne, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.62%, 3/17/2027 (n)	608	561
WMG Acquisition Corp., 1st Lien Term Loan G (ICE LIBOR USD 1 Month + 2.13%), 4.50%, 1/20/2028	649	634
Pearl Intermediate Parent LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 2/14/2025	524	502
Harsco Corp., Term Loan B-3 (ICE LIBOR USD 1 Month + 2.25%), 3.94%, 3/10/2028	380	350
Interior Logic Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 4/3/2028	703	522
Ingram Micro, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 6/30/2028	369	362
Cabinetworks, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.25%), 6.06%, 5/17/2028	5,792	4,108
Conair Holdings LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 5/17/2028	769	650
Osmose Holdings, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 6/23/2028	561	520
Hertz Corp. (The), 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.63%, 6/30/2028	884	847
Hertz Corp. (The), 1st Lien Term Loan C (ICE LIBOR USD 1 Month + 3.25%), 5.63%, 6/30/2028	168	161
Traeger Grills, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 6/29/2028	619	498
Shutterfly, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.25%, 9/25/2026	3,505	2,699
Sabre Holdings Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.50%), 5.87%, 12/17/2027	270	258
(ICE LIBOR USD 1 Month + 3.50%), 5.87%, 12/17/2027	170	162
WIRB Copernicus Group, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%; ICE LIBOR USD 3 Month + 4.00%), 6.03%, 1/8/2027 (n)	963	937
Cineworld Finance US, Inc., 1st Lien Term Loan B (3-MONTH FIXED + 7.00%), 7.00%, 5/23/2024	58	64
DaVita, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.12%, 8/12/2026	635	601
Elanco Animal Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 3.46%, 8/1/2027	368	355
FGI Operating Co. LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 11.00%), 12.00%, 5/16/2023 ‡ (j)	151	17
HUB International, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.00%; ICE LIBOR USD 3 Month + 3.00%), 5.77%, 4/25/2025	521	507
Hyland Software, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 7/1/2024	477	467
iHeartCommunications, Inc., Term Loan B
(ICE LIBOR USD 1 Month + 3.25%), 5.62%, 5/1/2026	150	142
(ICE LIBOR USD 1 Month + 3.00%), 5.37%, 5/1/2026	4,077	3,847
Invenergy LLC, Term Loan (1-MONTH CME TERM SOFR + 3.75%), 6.19%, 8/28/2025	211	200
Pathway Vet Alliance LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 3/31/2027	433	408
Qlik Technologies, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.38%, 4/26/2024	399	388
Project Boost Purchaser LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 6/1/2026	399	378
Reynolds Group Holdings, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 2/5/2026	170	164
TransDigm Group, Inc., 1st Lien Term Loan F (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 12/9/2025	1,737	1,685

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Conservice LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 6.62%, 5/13/2027	593	567
Moran Foods LLC, Tranche A Second Lien Term Loan (ICE LIBOR USD 3 Month + 10.75%), 13.00%, 10/1/2024	2,639	1,584
UFC Holdings LLC, 1st Lien Term Loan B-3 (ICE LIBOR USD 3 Month + 2.75%), 5.52%, 4/29/2026	2,143	2,069
U.S. Renal Care, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 6.69%, 6/26/2026 (n)	3,974	2,847
INEOS Enterprises, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.07%, 8/28/2026	529	509
Trinseo Materials Operating SCA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.00%), 4.37%, 9/6/2024	335	316
American Axle & Manufacturing, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%; ICE LIBOR USD 3 Month + 2.25%), 4.97%, 4/6/2024	1,015	982
Nielsen Finance LLC, 1st Lien Term Loan B-4 (ICE LIBOR USD 1 Month + 2.00%), 3.87%, 10/4/2023	282	282
USI, Inc., Term Loan (ICE LIBOR USD 3 Month + 3.00%), 5.25%, 5/16/2024	536	526
Summit Materials LLC, Term Loan + 2.00%4.37%, 11/21/2024	28	28
Titan Acquisition Ltd., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 5.88%, 3/28/2025	6,971	6,532
Quidditch Acquisition, Inc., 1st Lien Cov-Lite Term Loan (ICE LIBOR USD 1 Month + 7.00%), 9.37%, 3/21/2025	144	124
Plantronics, Inc., 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.17%, 7/2/2025	1,749	1,738
Tenneco, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 10/1/2025	661	649
Asurion LLC, Term Loan B-7 (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 11/3/2024	241	232
Envision, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 10/10/2025	880	227
United Natural Foods, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.25%), 5.69%, 10/22/2025	1,351	1,331
LifePoint Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 11/16/2025	890	839
Carroll County Energy LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.50%), 5.75%, 2/16/2026	281	260
Getty Images, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.13%, 2/19/2026	569	553
EPIC Crude Services LP, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 5.00%), 7.08%, 3/2/2026	9,991	8,410
Staples, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 5.00%), 6.29%, 4/16/2026	1,164	1,005
JBS USA LUX SA, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.00%), 2.80%, 5/1/2026	1,915	1,877
Ensemble RCM LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 4.99%, 8/3/2026	260	253
CITGO Holding, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 7.00%), 9.37%, 8/1/2023	322	319
API Group DE, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.50%), 4.87%, 10/1/2026	819	801
Advanced Drainage Systems, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.25%), 3.95%, 7/31/2026	308	308
Zekelman Industries, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.00%), 4.18%, 1/24/2027	661	637
CenturyLink, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 3/15/2027	281	267
KDC US Holdings, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 12/22/2025 (n)	525	491
IRB Holding Corp., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.75%), 4.42%, 2/5/2025 (n)	787	766
Banijay Entertainment, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.54%, 3/1/2025	540	525
Duff & Phelps Corp., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 5.28%, 4/9/2027	534	517
Moran Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 7.00%), 9.25%, 4/1/2024 ‡	3,373	2,878
PG&E Corp., Exit Term Loan (ICE LIBOR USD 1 Month + 3.00%), 5.38%, 6/23/2025	319	308
Air Medical Group, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 4.25%), 5.96%, 10/2/2025 (n)	268	256
PCI Pharma, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.75%), 6.00%, 11/30/2027	700	673
Netsmart Technologies, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 5.67%, 10/1/2027	450	437
Gemini HDPE LLC, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.00%), 4.24%, 12/31/2027	577	561
E.W. Scripps Co., 1st Lien Term Loan B-3 (ICE LIBOR USD 1 Month + 2.75%), 5.12%, 1/7/2028	778	758
Utz Quality Foods LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.00%), 5.37%, 1/20/2028	404	391
DigiCert Buyer, Inc., 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 7.00%), 9.37%, 2/19/2029	145	136
(ICE LIBOR USD 1 Month + 4.00%), 6.37%, 10/16/2026	478	462
Medallion Midland Acquisition LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 10/18/2028	447	433
Chamberlain Group, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 11/3/2028	553	514

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
LABL, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 5.00%), 7.37%, 10/29/2028 (n)	4,819	4,572
Gray TV, 1st Lien Term Loan D (ICE LIBOR USD 1 Month + 3.00%), 4.71%, 12/1/2028	213	208
Red Ventures LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.87%, 11/8/2024	182	176
Shearer's Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.50%), 5.87%, 9/23/2027	324	299
Moran Foods LLC, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 7.00%), 7.00%, 12/31/2038	439	375
Thyssenkrupp Elevator, 1st Lien Term Loan B-1 (ICE LIBOR USD 6 Month + 3.50%), 4.02%, 7/30/2027 (n)	2,726	2,629
Axalta Coating Systems US Holdings, Inc., Term Loan B (ICE LIBOR USD 3 Month + 1.75%), 4.00%, 6/1/2024	347	344
CSC Holdings LLC, 1st Lien Term Loan
(ICE LIBOR USD 1 Month + 2.25%), 4.25%, 1/15/2026 (n)	874	837
(ICE LIBOR USD 1 Month + 2.25%), 4.25%, 7/17/2025 (n)	687	660
Spin Holdco, Inc., Term Loan B (ICE LIBOR USD 3 Month + 4.00%), 5.61%, 3/4/2028	543	500
Birkenstock, 1st Lien Term Loan B (ICE LIBOR USD 6 Month + 3.25%), 5.10%, 4/28/2028	523	488
Consilio, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.37%, 5/12/2028	784	722
MetroNet Systems Holdings LLC, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.75%), 5.69%, 6/2/2028	470	447
Summer BC Holdco B SARL, 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 4.50%), 6.75%, 12/4/2026	1,901	1,773
Ring Container Technologies LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 8/12/2028	428	413
Trans Union LLC, Term Loan B6 (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 12/1/2028 (n)	161	157
Ultra Resources, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.75%), 4.25%, 11/17/2028 (n)	596	571
Brooks Automation, 1st Lien Term Loan B (1-MONTH SOFR + 3.35%; 6-MONTH SOFR + 3.35%), 5.51%, 2/1/2029 (n)	1,101	1,044
Ultimate Software Group, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 3.25%), 5.54%, 5/4/2026	899	870
Radiology Partners, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.25%), 6.46%, 7/9/2025	550	502
TransDigm Group, Inc., 1st Lien Term Loan E (ICE LIBOR USD 1 Month + 2.25%), 4.62%, 5/30/2025	419	407
Altice Financing SA, 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.26%, 7/15/2025	383	366
Calpine Construction Finance Co. LP, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 2.00%), 4.37%, 1/15/2025	419	409
Asurion LLC, Term Loan B6 (ICE LIBOR USD 1 Month + 3.12%), 5.50%, 11/3/2023 (n)	291	286
NAI Entertainment Holdings, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.88%, 5/8/2025	292	286
Samsonite International SA, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 1.75%), 4.12%, 4/25/2025	399	380
Grizzly Acquisitions, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 3.25%), 5.53%, 10/1/2025	311	307
Gray Television, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.50%), 4.21%, 1/2/2026	362	352
PetVet Care Centers, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 2/14/2025	544	519
Mirion Technologies, Inc., 1st Lien Term Loan (ICE LIBOR USD 3 Month + 2.75%), 5.63%, 10/20/2028	368	357
DexKo Global, Inc., 1st Lien Term Loan B
(ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/4/2028	4,694	4,225
(ICE LIBOR USD 3 Month + 3.75%), 6.00%, 10/4/2028	942	848
Synaptics, Inc., 1st Lien Term Loan B (ICE LIBOR USD 3 Month + 2.25%), 4.36%, 12/2/2028	616	611
Option Care Health, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 2.75%), 5.12%, 10/27/2028	607	593
Intelsat Jackson Holding, 1st Lien Term Loan (6-MONTH SOFR + 4.25%), 4.92%, 2/1/2029 (n)	871	822
Quest Software US Holdings, Inc., 1st Lien Term Loan B (3-MONTH SOFR + 4.25%), 5.47%, 2/1/2029	735	651
Griffon Corp., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 2.75%), 5.11%, 1/24/2029	346	336
Tropicana, Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%; ICE LIBOR USD 3 Month + 3.25%), 5.41%, 1/24/2029	315	300
SRS Distribution, 1st Lien Term Loan B (3-MONTH SOFR + 3.50%), 6.18%, 6/2/2028	435	413
Bausch Health Cos., Inc., 1st Lien Term Loan (1-MONTH CME TERM SOFR + 5.25%), 7.17%, 2/1/2027 (n)	610	512
Ineos US Finance LLC, 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 2.50%), 5.09%, 11/8/2028 (n)	499	480
Nielsen Holdings plc, Term Loan B3 (ICE LIBOR USD 1 Month + 3.75%), 6.06%, 3/6/2028	109	103
Spirit AeroSystems, Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 1/15/2025	1,516	1,484

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Loan Assignments — continued
United States — continued
Virtusa Corp., 1st Lien Term Loan B
(ICE LIBOR USD 1 Month + 3.75%), 6.12%, 2/11/2028	143	137
(1-MONTH CME TERM SOFR + 3.75%), 6.08%, 2/15/2029	182	174
MH Sub I LLC, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 6.12%, 9/13/2024	721	699
Holley, Inc., 1st Lien Term Loan B (ICE LIBOR USD 2 Month + 3.75%; ICE LIBOR USD 3 Month + 3.75%), 5.24%, 11/17/2028 (n)	465	437
Brooks Automation, 2nd Lien Term Loan (1-MONTH SOFR + 5.60%), 7.35%, 2/1/2030	169	152
Cincinnati Bell, 1st Lien Term Loan B-2 (1-MONTH CME TERM SOFR + 3.25%), 5.68%, 11/22/2028 (n)	2,144	2,085
Univision Communications Inc., 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 4.92%, 3/15/2026	786	766
Vertex Aerospace, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 4.00%), 6.37%, 12/6/2028	473	459
LegalShield, 1st Lien Term Loan (ICE LIBOR USD 1 Month + 3.75%), 5.42%, 12/15/2028	329	317
SPX Flow, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.50%), 6.93%, 4/5/2029 (n)	3,485	3,291
Entegris, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.00%; 3-MONTH SOFR + 3.00%), 5.46%, 7/6/2029 (n)	250	246
MI Windows & Doors, Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 3.50%), 5.93%, 12/18/2027	301	290
St. George's University Scholastic Services LLC, 1st Lien Term Loan B (ICE LIBOR USD 1 Month + 3.25%), 5.62%, 2/10/2029	530	514
Diamond Sports Group LLC, 2nd Lien Term Loan (1-MONTH CME TERM SOFR + 3.25%), 5.04%, 8/24/2026	337	66
AZZ Inc., 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 4.25%), 6.86%, 5/13/2029	660	643
Team Health Holdings, 1st Lien Term Loan B (1-MONTH CME TERM SOFR + 5.25%), 7.58%, 3/2/2027	414	338
First Student Bidco, Term Loan B (3-MONTH SOFR + 4.00%), 6.15%, 7/21/2028	3,820	3,543
		222,546
Total Loan Assignments (Cost $254,292)		236,847
Asset-Backed Securities — 1.5%
Cayman Islands — 0.0% ^
BlueMountain CLO Ltd. Series 2018-3A, Class D, 6.03%, 10/25/2030 ‡ (c) (k)	685	603
Voya CLO Ltd. Series 2016-3A, Class CR, 5.99%, 10/18/2031 ‡ (c) (k)	550	488
		1,091
United States — 1.5%
ABFC Trust
Series 2003-OPT1, Class A1A, 3.08%, 4/25/2033 ‡ (k)	145	140
Series 2004-OPT3, Class M1, 3.01%, 9/25/2033 ‡ (k)	426	417
Series 2004-HE1, Class M1, 3.16%, 3/25/2034 ‡ (k)	682	659
Accredited Mortgage Loan Trust Series 2004-4, Class M1, 3.13%, 1/25/2035 ‡ (k)	475	433
ACE Securities Corp. Home Equity Loan Trust
Series 2003-FM1, Class M1, 3.55%, 11/25/2032 ‡ (k)	470	476
Series 2004-OP1, Class M2, 3.83%, 4/25/2034 ‡ (k)	1,698	1,669
American Credit Acceptance Receivables Trust
Series 2019-1, Class F, 6.06%, 12/12/2025 (c)	1,630	1,637
Series 2019-3, Class F, 5.42%, 5/12/2026 (c)	1,210	1,202
Series 2019-2, Class F, 5.81%, 6/12/2026 (c)	510	508
Series 2021-2, Class E, 2.54%, 7/13/2027 (c)	1,400	1,311
Series 2021-3, Class D, 1.34%, 11/15/2027 (c)	700	656
Series 2022-1, Class E, 3.64%, 3/13/2028 (c)	1,473	1,360
Ameriquest Mortgage Securities, Inc. Series 2004-R1, Class A2, 2.86%, 2/25/2034 ‡ (k)	557	525

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates Series 2002-AR1, Class M1, 3.32%, 9/25/2032 ‡ (k)	161	167
Asset-Backed Securities Corp. Home Equity Loan Trust
Series 2004-HE2, Class M2, 4.13%, 4/25/2034 ‡ (k)	725	665
Series 2004-HE7, Class M2, 3.83%, 10/25/2034 ‡ (k)	644	618
Series 2005-HE6, Class M4, 3.22%, 7/25/2035 ‡ (k)	119	119
Bear Stearns Asset-Backed Securities Trust
Series 2003-SD1, Class M1, 3.53%, 12/25/2033 ‡ (k)	388	377
Series 2004-HE2, Class M2, 4.06%, 3/25/2034 ‡ (k)	48	54
Series 2003-1, Class M1, 3.91%, 11/25/2042 ‡ (k)	99	108
Series 2004-SD4, Class A1, 3.16%, 8/25/2044 ‡ (k)	671	651
Centex Home Equity Loan Trust
Series 2004-C, Class M2, 3.05%, 6/25/2034 ‡ (k)	385	358
Series 2004-D, Class MV2, 3.29%, 9/25/2034 ‡ (k)	120	121
Series 2004-D, Class MF2, 6.06%, 9/25/2034 ‡ (h)	603	586
Series 2004-D, Class MF3, 6.26%, 9/25/2034 ‡ (h)	1,640	1,549
Chase Funding Trust
Series 2003-5, Class 1M2, 5.64%, 9/25/2032 ‡ (k)	116	99
Series 2004-1, Class 1M1, 4.73%, 5/25/2033 ‡	841	799
Series 2003-4, Class 1A5, 5.92%, 5/25/2033 ‡ (h)	589	582
Series 2004-1, Class 2M1, 3.01%, 9/25/2033 ‡ (k)	21	20
Series 2004-2, Class 1M1, 5.70%, 2/26/2035 ‡ (k)	1,803	1,680
CHEC Loan Trust Series 2004-1, Class M1, 3.16%, 7/25/2034 ‡ (c) (k)	602	583
Citigroup Mortgage Loan Trust, Inc.
Series 2005-OPT1, Class M4, 3.31%, 2/25/2035 ‡ (k)	142	139
Series 2005-WF2, Class AF7, 5.75%, 8/25/2035 ‡ (h)	26	25
Conn Funding II LP
Series 2022-A, Class A, 5.87%, 12/15/2026 (c)	892	892
Series 2022-A, Class B, 9.52%, 12/15/2026 (c)	1,000	986
Consumer Loan Underlying Bond Club Certificate Issuer Trust I Series 2020-9, Class PT, 8.44%, 4/15/2045 (c) (k)	1,582	1,528
Countrywide Asset-Backed Certificates
Series 2004-3, Class M1, 3.01%, 6/25/2034 ‡ (k)	427	412
Series 2004-3, Class M2, 3.08%, 6/25/2034 ‡ (k)	397	390
Series 2004-ECC2, Class M2, 3.23%, 12/25/2034 ‡ (k)	229	224
Countrywide Partnership Trust Series 2004-EC1, Class M2, 3.20%, 1/25/2035 ‡ (k)	273	269
CWABS Asset-Backed Certificates Trust Series 2005-11, Class AF6, 5.05%, 2/25/2036 ‡ (k)	82	81
CWABS Asset-Backed Certificates Trust, Series 2004-BC4, Class M1, 3.31%, 11/25/2034 ‡ (k)	60	59
CWABS Trust Series 2005-AB4, Class 2A1, 2.80%, 3/25/2036 ‡ (k)	1,176	1,068
CWABS, Inc., Asset-Backed Certificates
Series 2004-1, Class M3, 3.23%, 2/25/2034 ‡ (k)	379	378
Series 2004-1, Class M2, 3.08%, 3/25/2034 ‡ (k)	393	387
Series 2004-5, Class M2, 3.26%, 7/25/2034 ‡ (k)	724	718
DT Auto Owner Trust
Series 2019-1A, Class E, 4.94%, 2/17/2026 (c)	3,690	3,686
Series 2019-2A, Class E, 4.46%, 5/15/2026 (c)	4,167	4,127
Series 2019-3A, Class E, 3.85%, 8/17/2026 (c)	3,900	3,852
Series 2021-3A, Class D, 1.31%, 5/17/2027 (c)	600	547

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2021-2A, Class E, 2.97%, 7/17/2028 (c)	1,235	1,142
Exeter Automobile Receivables Trust
Series 2019-3A, Class E, 4.00%, 8/17/2026 (c)	2,333	2,294
Series 2020-1A, Class E, 3.74%, 1/15/2027 (c)	2,690	2,629
Series 2021-4A, Class E, 4.02%, 1/17/2028 (c)	1,070	954
Finance America Mortgage Loan Trust Series 2004-3, Class M2, 3.20%, 11/25/2034 ‡ (k)	139	127
First Franklin Mortgage Loan Asset-Backed Certificates Series 2004-FF3, Class M1, 3.08%, 5/25/2034 ‡ (k)	387	373
Ford Credit Auto Owner Trust Series 2019-B, Class A3, 2.23%, 10/15/2023	7	7
FREED ABS Trust Series 2019-1, Class C, 5.39%, 6/18/2026 ‡ (c)	453	453
Fremont Home Loan Trust
Series 2002-1, Class M1, 3.51%, 8/25/2033 ‡ (k)	731	731
Series 2004-B, Class M2, 3.20%, 5/25/2034 ‡ (k)	313	306
Series 2004-C, Class M1, 3.23%, 8/25/2034 ‡ (k)	515	487
Series 2004-D, Class M1, 3.13%, 11/25/2034 (k)	1,340	1,186
Series 2004-D, Class M2, 3.16%, 11/25/2034 (k)	226	207
GLS Auto Receivables Issuer Trust
Series 2019-1A, Class D, 4.94%, 12/15/2025 (c)	540	541
Series 2019-2A, Class D, 4.52%, 2/17/2026 (c)	1,000	992
GM Financial Consumer Automobile Receivables Trust Series 2019-3, Class A3, 2.18%, 4/16/2024	10	10
GSAMP Trust
Series 2003-SEA, Class A1, 3.06%, 2/25/2033 ‡ (k)	500	478
Series 2003-HE1, Class M1, 3.37%, 6/20/2033 ‡ (k)	1,023	1,001
Series 2005-NC1, Class M1, 2.93%, 2/25/2035 ‡ (k)	167	171
Series 2006-FM1, Class A2C, 2.58%, 4/25/2036 ‡ (k)	2,037	1,386
Home Equity Mortgage Loan Asset-Backed Trust
Series 2004-B, Class M2, 3.38%, 11/25/2034 ‡ (k)	353	343
Series 2004-C, Class M2, 3.16%, 3/25/2035 ‡ (k)	636	559
LendingClub Loan Certificate Issuer Trust
Series 2022-P3, Class CERT, 11.88%, 5/15/2037 ‡ (c)	125	3,044
Series 2022-NP3, Class CERT, HB, 25.22%, 5/15/2037 ‡ (c)	125	3,710
Series 2022-NP5, Class CERT, Zero Coupon, 6/15/2037 ‡ (c)	200	7,291
Series 2022-P4, Class CERT, Zero Coupon, 6/15/2037 ‡ (c)	200	5,595
Series 2022-NP6, Class CERT, HB, 25.46%, 7/15/2037 ‡ (c)	50	1,940
Lendingpoint Asset Securitization Trust Series 2021-B, Class B, 1.68%, 2/15/2029 ‡ (c)	750	707
Lendmark Funding Trust Series 2021-1A, Class D, 5.05%, 11/20/2031 (c)	1,100	866
Long Beach Mortgage Loan Trust Series 2003-4, Class M1, 3.28%, 8/25/2033 ‡ (k)	44	43
Mastr Asset-Backed Securities Trust
Series 2003-OPT1, Class M3, 6.38%, 12/25/2032 ‡ (k)	1,491	1,438
Series 2004-OPT2, Class M2, 3.23%, 9/25/2034 ‡ (k)	554	533
Series 2005-NC1, Class M4, 3.40%, 12/25/2034 ‡ (k)	542	540
ME Funding LLC Series 2019-1, Class A2, 6.45%, 7/30/2049 (c)	2,383	2,368
Merrill Lynch Mortgage Investors Trust
Series 2003-OPT1, Class M1, 3.23%, 7/25/2034 (k)	146	142
Series 2004-HE2, Class M1, 3.46%, 8/25/2035 ‡ (k)	81	78
Morgan Stanley ABS Capital I, Inc. Trust
Series 2003-NC10, Class M1, 3.28%, 10/25/2033 ‡ (k)	340	333
Series 2004-HE1, Class M1, 3.11%, 1/25/2034 ‡ (k)	166	163

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Series 2004-NC3, Class M1, 3.05%, 3/25/2034 ‡ (k)	1,227	1,180
Series 2004-NC5, Class M1, 3.16%, 5/25/2034 ‡ (k)	3,019	2,822
Series 2004-WMC2, Class M1, 3.17%, 7/25/2034 ‡ (k)	872	844
Series 2004-WMC2, Class M2, 4.06%, 7/25/2034 ‡ (k)	171	170
Series 2004-HE6, Class M2, 3.16%, 8/25/2034 ‡ (k)	600	572
Series 2004-HE7, Class M2, 3.20%, 8/25/2034 ‡ (k)	163	155
Series 2004-HE6, Class M3, 3.23%, 8/25/2034 ‡ (k)	397	383
Series 2004-HE7, Class M3, 3.28%, 8/25/2034 ‡ (k)	26	24
Series 2004-HE8, Class M2, 3.28%, 9/25/2034 ‡ (k)	228	218
Series 2004-NC8, Class M3, 3.37%, 9/25/2034 ‡ (k)	302	296
Series 2004-HE8, Class M3, 3.38%, 9/25/2034 ‡ (k)	401	380
Series 2005-HE1, Class M2, 2.96%, 12/25/2034 ‡ (k)	251	237
Series 2005-NC1, Class M3, 3.02%, 1/25/2035 ‡ (k)	263	246
Morgan Stanley Mortgage Loan Trust Series 2007-5AX, Class 2A2, 2.56%, 2/25/2037 ‡ (k)	2,953	863
New Century Home Equity Loan Trust
Series 2004-1, Class M1, 3.14%, 5/25/2034 (k)	1,411	1,356
Series 2004-2, Class M2, 3.19%, 8/25/2034 ‡ (k)	98	95
Series 2004-2, Class M4, 4.06%, 8/25/2034 ‡ (k)	56	54
Series 2004-3, Class M2, 3.23%, 11/25/2034 ‡ (k)	310	298
Series 2004-3, Class M3, 3.32%, 11/25/2034 ‡ (k)	143	141
Series 2004-4, Class M2, 3.05%, 2/25/2035 ‡ (k)	271	264
NovaStar Mortgage Funding Trust Series 2003-2, Class M2, 5.03%, 9/25/2033 ‡ (k)	1,058	1,068
Oak Street Investment Grade Net Lease Fund
Series 2021-1A, Class A3, 2.80%, 1/20/2051 (c)	2,500	2,304
Series 2021-1A, Class B1, 4.23%, 1/20/2051 ‡ (c)	1,250	1,160
OneMain Financial Issuance Trust
Series 2015-3A, Class C, 5.82%, 11/20/2028 ‡ (c)	219	219
Series 2019-1A, Class B, 3.79%, 2/14/2031 ‡ (c)	141	141
Option One Mortgage Accept Corp. Asset-Backed Certificates
Series 2003-5, Class A2, 2.90%, 8/25/2033 ‡ (k)	270	262
Series 2003-5, Class M2, 4.58%, 8/25/2033 ‡ (k)	14	16
Option One Mortgage Loan Trust Series 2004-3, Class M2, 3.11%, 11/25/2034 ‡ (k)	354	338
People's Choice Home Loan Securities Trust Series 2004-2, Class M3, 3.98%, 10/25/2034 ‡ (k)	1,910	1,797
PNMAC FMSR ISSUER TRUST Series 2018-FT1, Class A, 4.61%, 4/25/2023 (c) (k)	2,878	2,857
PRET LLC
Series 2021-NPL6, Class A1, 2.49%, 7/25/2051 ‡ (c) (h)	2,806	2,628
Series 2021-NPL3, Class A2, 3.72%, 7/25/2051 (c) (h)	3,333	2,944
Series 2021-NPL6, Class A2, 5.07%, 7/25/2051 ‡ (c) (h)	6,250	5,817
Series 2021-RN4, Class A2, 5.19%, 10/25/2051 (c) (k)	5,000	4,782
Series 2022-NPL2, Class A1, 5.24%, 4/25/2052 ‡ (c) (h)	7,567	7,456
Pretium Mortgage Credit Partners I LLC Series 2021-NPL1, Class A2, 4.21%, 9/27/2060 (c) (h)	4,000	3,783
Pretium Mortgage Credit Partners LLC Series 2021-RN1, Class A2, 3.60%, 2/25/2061 (c) (h)	5,000	4,661
Progress Residential Trust
Series 2021-SFR8, Class G, 4.01%, 10/17/2038 ‡ (c)	6,080	5,319
Series 2022-SFR3, Class D, 4.45%, 4/17/2039 ‡ (c)	1,250	1,198
RAMP Trust Series 2002-RS2, Class AI5, 6.03%, 3/25/2032 ‡ (k)	220	206
RASC Trust Series 2005-KS2, Class M1, 2.90%, 3/25/2035 ‡ (k)	117	117

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Asset-Backed Securities — continued
United States — continued
Renaissance Home Equity Loan Trust
Series 2002-3, Class M1, 3.76%, 12/25/2032 ‡ (k)	356	325
Series 2003-1, Class M1, 3.76%, 6/25/2033 ‡ (k)	155	147
Series 2003-4, Class M1, 3.53%, 3/25/2034 ‡ (k)	1,159	1,059
Series 2003-4, Class M2F, 6.24%, 3/25/2034 ‡ (h)	623	607
Santander Drive Auto Receivables Trust Series 2021-2, Class A3, 0.34%, 2/18/2025	53	53
Santander Prime Auto Issuance Notes Trust
Series 2018-A, Class E, 5.04%, 9/15/2025 (c)	228	228
Series 2018-A, Class F, 6.80%, 9/15/2025 (c)	345	345
SASCO Mortgage Loan Trust Series 2004-GEL3, Class M1, 3.83%, 8/25/2034 ‡ (k)	625	612
Saxon Asset Securities Trust Series 2004-2, Class MV2, 4.06%, 8/25/2035 ‡ (k)	203	196
Securitized Asset-Backed Receivables LLC Trust
Series 2004-NC1, Class M1, 3.04%, 2/25/2034 ‡ (k)	1,107	1,073
Series 2005-OP1, Class M2, 2.93%, 1/25/2035 ‡ (k)	383	357
Stanwich Mortgage Loan Co. LLC Series 2021-NPB1, Class A2, 4.38%, 10/16/2026 (c) (h)	5,500	5,035
Structured Asset Securities Corp. Pass-Through Certificates Series 2002-AL1, Class A3, 3.45%, 2/25/2032 ‡	1,071	665
Upstart Pass-Through Trust
Series 2022-PT3, Class A, 18.52%, 4/20/2030 (c) (k)	2,694	2,808
Series 2022-PT4, Class A, 18.71%, 5/20/2030 (c) (k)	4,682	4,757
Upstart Securitization Trust Series 2022-1, Class C, 5.71%, 3/20/2032 ‡ (c)	1,200	1,119
Wells Fargo Home Equity Asset-Backed Securities Trust
Series 2004-2, Class M1, 3.16%, 10/25/2034 ‡ (k)	370	363
Series 2004-2, Class M8B, 5.00%, 10/25/2034 ‡ (c) (k)	290	267
Series 2004-2, Class M8A, 6.76%, 10/25/2034 ‡ (c) (k)	290	285
Wells Fargo Home Equity Trust Mortgage Pass-Through Certificates Series 2004-1, Class M2, 3.20%, 4/25/2034 ‡ (k)	30	30
Westlake Automobile Receivables Trust Series 2019-2A, Class F, 5.00%, 3/16/2026 (c)	1,880	1,871
		166,938
Total Asset-Backed Securities (Cost $171,714)		168,029
Foreign Government Securities — 0.8%
Angola — 0.0% ^
Republic of Angola
9.50%, 11/12/2025 (a)	970	902
8.00%, 11/26/2029 (a)	780	628
8.00%, 11/26/2029 (c)	1,550	1,248
9.13%, 11/26/2049 (a)	840	640
		3,418
Argentina — 0.0% ^
Argentine Republic
1.00%, 7/9/2029	354	82
0.50%, 7/9/2030 (h)	853	201
1.50%, 7/9/2035 (h)	5,116	1,136
3.88%, 1/9/2038 (h)	1,486	417
3.50%, 7/9/2041 (h)	450	117
		1,953

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Bahrain — 0.1%
Kingdom of Bahrain
7.00%, 1/26/2026 (a)	970	997
7.00%, 10/12/2028 (a)	1,400	1,396
6.75%, 9/20/2029 (a)	200	195
5.45%, 9/16/2032 (c)	481	404
6.00%, 9/19/2044 (a)	1,500	1,087
7.50%, 9/20/2047 (a)	970	809
		4,888
Brazil — 0.1%
Federative Republic of Brazil
4.25%, 1/7/2025	880	884
4.50%, 5/30/2029	1,130	1,067
8.25%, 1/20/2034	585	671
5.63%, 1/7/2041	950	829
5.00%, 1/27/2045	1,230	980
		4,431
Colombia — 0.0% ^
Republic of Colombia
4.50%, 1/28/2026	350	335
3.88%, 4/25/2027	690	631
7.38%, 9/18/2037	1,000	978
6.13%, 1/18/2041	950	798
5.00%, 6/15/2045	1,370	997
5.20%, 5/15/2049	420	309
		4,048
Costa Rica — 0.0% ^
Republic of Costa Rica
4.38%, 4/30/2025 (a)	200	194
7.00%, 4/4/2044 (a)	1,100	962
		1,156
Croatia — 0.0% ^
Republic of Croatia 6.00%, 1/26/2024 (a)	1,290	1,329
Dominican Republic — 0.1%
Dominican Republic Government Bond
6.88%, 1/29/2026 (a)	1,200	1,238
5.95%, 1/25/2027 (a)	1,020	1,001
4.50%, 1/30/2030 (c)	790	678
4.88%, 9/23/2032 (c)	1,090	913
7.45%, 4/30/2044 (a)	1,580	1,482
6.85%, 1/27/2045 (a)	500	439
6.50%, 2/15/2048 (a)	1,250	1,038
5.88%, 1/30/2060 (c)	880	666
		7,455

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Ecuador — 0.0% ^
Republic of Ecuador
5.50%, 7/31/2030 (a) (h)	2,570	1,517
5.50%, 7/31/2030 (c) (h)	650	384
2.50%, 7/31/2035 (a) (h)	3,110	1,409
1.50%, 7/31/2040 (a) (h)	1,200	495
		3,805
Egypt — 0.1%
Arab Republic of Egypt
3.88%, 2/16/2026 (c)	665	459
7.50%, 1/31/2027 (a)	1,720	1,256
5.88%, 2/16/2031 (c)	482	298
7.05%, 1/15/2032 (b) (c)	880	554
7.63%, 5/29/2032 (c)	750	472
8.70%, 3/1/2049 (c)	1,520	886
8.88%, 5/29/2050 (a)	250	148
8.15%, 11/20/2059 (c)	1,050	598
		4,671
El Salvador — 0.0% ^
Republic of El Salvador
6.38%, 1/18/2027 (a)	950	346
7.12%, 1/20/2050 (a)	1,437	465
		811
Gabon — 0.0% ^
Gabonese Republic 6.95%, 6/16/2025 (a)	300	247
Ghana — 0.0% ^
Republic of Ghana
7.63%, 5/16/2029 (a)	1,310	614
10.75%, 10/14/2030 (a)	520	418
8.63%, 6/16/2049 (a)	1,890	818
		1,850
Guatemala — 0.0% ^
Republic of Guatemala
4.50%, 5/3/2026 (a)	655	643
6.13%, 6/1/2050 (b) (c)	720	684
		1,327
Hungary — 0.0% ^
Hungary Government Bond 7.63%, 3/29/2041	952	1,157
Indonesia — 0.0% ^
Republic of Indonesia 6.75%, 1/15/2044 (a)	650	774

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Iraq — 0.0% ^
Republic of Iraq
6.75%, 3/9/2023 (a)	950	923
5.80%, 1/15/2028 (a)	1,526	1,318
		2,241
Ivory Coast — 0.0% ^
Republic of Cote d'Ivoire
5.75%, 12/31/2032 (a) (h)	815	719
6.13%, 6/15/2033 (a)	1,830	1,484
		2,203
Jamaica — 0.0% ^
Jamaica Government Bond
8.00%, 3/15/2039	343	384
7.88%, 7/28/2045	550	606
		990
Jordan — 0.0% ^
Hashemite Kingdom of Jordan 5.85%, 7/7/2030 (c)	1,810	1,534
Kazakhstan — 0.0% ^
Republic of Kazakhstan 6.50%, 7/21/2045 (a)	560	553
Kenya — 0.0% ^
Republic of Kenya
6.88%, 6/24/2024 (a)	2,663	2,304
6.30%, 1/23/2034 (c)	483	298
		2,602
Lebanon — 0.0% ^
Lebanese Republic
6.65%, 4/22/2024 (a) (j)	625	41
6.85%, 3/23/2027 (a) (j)	2,639	163
6.65%, 11/3/2028 (a) (j)	2,215	139
		343
Mexico — 0.0% ^
United Mexican States
5.55%, 1/21/2045	650	625
4.60%, 1/23/2046	610	514
4.50%, 1/31/2050	500	411
3.77%, 5/24/2061	1,198	834
		2,384
Morocco — 0.0% ^
Kingdom of Morocco
3.00%, 12/15/2032 (c)	690	547
4.00%, 12/15/2050 (c)	650	437
		984

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Nigeria — 0.1%
Federal Republic of Nigeria
7.63%, 11/21/2025 (a)	1,000	885
6.50%, 11/28/2027 (c)	1,220	924
6.50%, 11/28/2027 (a)	920	697
8.75%, 1/21/2031 (a)	780	588
7.88%, 2/16/2032 (a)	710	497
7.63%, 11/28/2047 (a)	600	377
7.63%, 11/28/2047 (c)	1,290	809
		4,777
Oman — 0.1%
Sultanate of Oman Government Bond
4.88%, 2/1/2025 (c)	320	318
4.75%, 6/15/2026 (a)	1,250	1,221
5.38%, 3/8/2027 (a)	1,320	1,301
6.00%, 8/1/2029 (a)	1,180	1,174
6.25%, 1/25/2031 (c)	264	263
7.38%, 10/28/2032 (c)	625	663
6.50%, 3/8/2047 (a)	340	295
6.75%, 1/17/2048 (a)	1,170	1,041
7.00%, 1/25/2051 (c)	301	272
		6,548
Pakistan — 0.0% ^
Islamic Republic of Pakistan
8.25%, 4/15/2024 (a)	730	422
8.25%, 9/30/2025 (a)	550	302
7.38%, 4/8/2031 (c)	554	274
8.88%, 4/8/2051 (a)	767	353
		1,351
Panama — 0.0% ^
Republic of Panama
3.88%, 3/17/2028	1,250	1,212
6.70%, 1/26/2036	1,150	1,267
		2,479
Paraguay — 0.1%
Republic of Paraguay
4.70%, 3/27/2027 (a)	2,020	2,050
6.10%, 8/11/2044 (a)	1,730	1,666
5.60%, 3/13/2048 (a)	350	299
5.40%, 3/30/2050 (c)	950	836
		4,851
Peru — 0.0% ^
Republic of Peru 4.13%, 8/25/2027	760	763

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Romania — 0.0% ^
Romania Government Bond
4.38%, 8/22/2023 (a)	1,010	1,013
6.13%, 1/22/2044 (a)	810	761
5.13%, 6/15/2048 (a)	730	612
		2,386
Senegal — 0.0% ^
Republic of Senegal
6.75%, 3/13/2048 (a)	650	460
6.75%, 3/13/2048 (c)	460	325
		785
South Africa — 0.1%
Republic of South Africa
4.88%, 4/14/2026	220	216
4.30%, 10/12/2028 (b)	680	623
4.30%, 10/12/2028	1,700	1,556
6.25%, 3/8/2041	2,500	2,126
5.00%, 10/12/2046 (b)	700	497
5.75%, 9/30/2049	1,550	1,184
		6,202
Turkey — 0.0% ^
Republic of Turkey
5.60%, 11/14/2024	950	865
4.88%, 10/9/2026	900	736
5.13%, 2/17/2028	940	731
6.00%, 1/14/2041	1,040	661
4.88%, 4/16/2043	510	304
		3,297
Ukraine — 0.0% ^
Ukraine Government Bond
7.75%, 9/1/2024 (a)	553	105
7.75%, 9/1/2026 (a)	500	90
9.75%, 11/1/2028 (a)	840	166
7.38%, 9/25/2032 (a)	1,560	294
7.25%, 3/15/2033 (a)	1,530	288
		943
Uruguay — 0.0% ^
Oriental Republic of Uruguay
7.88%, 1/15/2033	440	576
7.63%, 3/21/2036	790	1,035
5.10%, 6/18/2050	520	555
4.98%, 4/20/2055	440	459
		2,625

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Foreign Government Securities — continued
Zambia — 0.0% ^
Republic of Zambia 8.97%, 7/30/2027 (a)	800	456
Total Foreign Government Securities (Cost $128,578)		94,617
	SHARES (000)
Preferred Stocks — 0.7%
United States — 0.7%
Allstate Corp. (The) Series H, 5.10%, 10/15/2024 ($25 par value) (p)	49	1,207
Bank of America Corp.
Series LL, 5.00%, 9/17/2024 ($25 par value) (p)	35	812
Series KK, 5.38%, 6/25/2024 ($25 par value) (p)	92	2,265
Series GG, 6.00%, 5/16/2023 ($25 par value) (p)	83	2,106
Energy Transfer LP Series E, (ICE LIBOR USD 3 Month + 5.16%), 7.60%, 5/15/2024 (f) (p)	255	6,052
Goodman Networks, Inc. ‡ *	64	1
MetLife, Inc. Series F, 4.75%, 3/15/2025 ($25 par value) (p)	99	2,370
Morgan Stanley
Series L, 4.88%, 1/15/2025 ($25 par value) (p)	25	587
Series K, (ICE LIBOR USD 3 Month + 3.49%), 5.85%, 4/15/2027 ($25 par value) (f) (p)	369	9,474
Series I, (ICE LIBOR USD 3 Month + 3.71%), 6.38%, 10/15/2024 ($25 par value) (f) (p)	72	1,900
Series P, 6.50%, 10/15/2027 ($25 par value) * (p)	200	5,213
MYT Holding LLC Series A, 10.00%, 6/6/2029 ‡	2,316	2,536
Northern Trust Corp. Series E, 4.70%, 1/1/2025 ($25 par value) (p)	62	1,492
Public Storage Series L, REIT, 4.63%, 6/17/2025 ($25 par value) (p)	77	1,856
SCE Trust VI 5.00%, 6/26/2022 ($25 par value) (p)	453	9,034
Sempra Energy 5.75%, 7/1/2079 ($25 par value)	18	450
Southern Co. (The) Series 2020, 4.95%, 1/30/2080 ($25 par value)	160	3,741
State Street Corp. Series G, (ICE LIBOR USD 3 Month + 3.71%), 5.35%, 3/15/2026 ($25 par value) (f) (p)	43	1,143
Truist Financial Corp. Series R, 4.75%, 9/1/2025 ($25 par value) (p)	104	2,263
US Bancorp Series K, 5.50%, 10/15/2023 ($25 par value) (p)	38	940
Wells Fargo & Co.
Series AA, 4.70%, 12/15/2025 ($25 par value) (p)	19	387
Series Z, 4.75%, 3/15/2025 ($25 par value) (p)	776	16,226
Series Y, 5.63%, 6/15/2022 ($25 par value) (p)	153	3,811
Total Preferred Stocks (Cost $80,944)		75,866

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
U.S. Treasury Obligations — 0.6%
U.S. Treasury Notes 0.13%, 1/31/2023 (q)(Cost $70,563)	70,845	69,879
Convertible Bonds — 0.4%
Australia — 0.0% ^
DEXUS Finance Pty. Ltd. REIT, 2.30%, 6/19/2026 (a)	AUD1,600	1,090
Glencore Funding LLC Zero Coupon, 3/27/2025 (a)	1,000	1,050
		2,140
Canada — 0.0% ^
Shopify, Inc. 0.13%, 11/1/2025	681	584
China — 0.1%
Hansoh Pharmaceutical Group Co. Ltd. Zero Coupon, 1/22/2026 (a)	600	547
Hello Group, Inc. 1.25%, 7/1/2025	1,149	1,046
Meituan Zero Coupon, 4/27/2028 (a)	1,000	810
Pharmaron Beijing Co. Ltd. 0.00%, 6/18/2026 (a)	1,000	880
Pinduoduo, Inc. Zero Coupon, 12/1/2025	1,120	997
Smart Insight International Ltd. 4.50%, 12/5/2023 (a)	HKD4,000	243
Weibo Corp. 1.25%, 11/15/2022	1,124	1,113
		5,636
Germany — 0.0% ^
MTU Aero Engines AG Series MTX, 0.05%, 3/18/2027 (a)	EUR 800	722
Israel — 0.0% ^
Wix.com Ltd. Zero Coupon, 8/15/2025	1,673	1,363
New Zealand — 0.0% ^
Xero Investments Ltd. Zero Coupon, 12/2/2025 (a)	916	740
Singapore — 0.0% ^
Sea Ltd. 0.25%, 9/15/2026	1,027	758
South Korea — 0.0% ^
Delivery Hero SE Series A, 1.00%, 4/30/2026 (a)	EUR 300	227
Spain — 0.0% ^
Cellnex Telecom SA 0.75%, 11/20/2031 (a)	EUR1,200	972
United Kingdom — 0.0% ^
Barclays Bank plc
Zero Coupon, 2/4/2025	490	720
Series VUN, Zero Coupon, 2/18/2025	508	545
Capital & Counties Properties plc REIT, 2.00%, 3/30/2026	GBP 500	561
Cornwall Jersey Ltd. 0.75%, 4/16/2026 (a)	GBP 500	400
Just Eat Takeaway.com NV Series B, 0.63%, 2/9/2028 (a)	EUR 600	368
Ocado Group plc 0.75%, 1/18/2027 (a)	GBP 300	250
Trainline plc 1.00%, 1/14/2026 (a)	GBP 600	645
WH Smith plc 1.63%, 5/7/2026 (a)	GBP 500	529
		4,018
United States — 0.3%
Affirm Holdings, Inc. Zero Coupon, 11/15/2026 (c)	1,508	921
Airbnb, Inc. Zero Coupon, 3/15/2026	693	603
Alteryx, Inc. 1.00%, 8/1/2026	1,137	901

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	PRINCIPAL AMOUNT ($000)	VALUE ($000)
Convertible Bonds — continued
United States — continued
Avalara, Inc. 0.25%, 8/1/2026 (c)	687	586
BigCommerce Holdings, Inc. 0.25%, 10/1/2026 (c)	389	272
BofA Finance LLC 0.25%, 5/1/2023	615	627
Cheesecake Factory, Inc. (The) 0.38%, 6/15/2026	366	289
Chegg, Inc. Zero Coupon, 9/1/2026	1,646	1,235
Cloudflare, Inc. Zero Coupon, 8/15/2026 (c)	644	526
Confluent, Inc. Zero Coupon, 1/15/2027 (c)	395	294
Coupa Software, Inc. 0.38%, 6/15/2026	510	407
DigitalBridge Group, Inc. REIT, 5.00%, 4/15/2023	853	834
DISH Network Corp.
2.38%, 3/15/2024	2,092	1,862
3.38%, 8/15/2026	4,533	3,225
DocuSign, Inc. Zero Coupon, 1/15/2024	970	904
Dropbox, Inc. Zero Coupon, 3/1/2026	999	917
Gulfport Energy Corp. 10.00% (PIK), 8/29/2022 ‡ * (d) (e)	0	2,097
Halozyme Therapeutics, Inc. 0.25%, 3/1/2027	469	439
Liberty Interactive LLC
4.00%, 11/15/2029	3,709	1,558
3.75%, 2/15/2030	320	141
Meritor, Inc. 3.25%, 10/15/2037	564	616
MFA Financial, Inc. REIT, 6.25%, 6/15/2024	314	283
Okta, Inc. 0.13%, 9/1/2025	359	334
Peloton Interactive, Inc. Zero Coupon, 2/15/2026	1,133	739
Redwood Trust, Inc. REIT, 4.75%, 8/15/2023	716	682
Repay Holdings Corp. Zero Coupon, 2/1/2026 (c)	855	661
RingCentral, Inc.
Zero Coupon, 3/1/2025	1,093	900
Zero Coupon, 3/15/2026	1,704	1,287
RWT Holdings, Inc. 5.75%, 10/1/2025	313	268
Shift4 Payments, Inc. 0.50%, 8/1/2027 (c)	544	390
Snap, Inc. Zero Coupon, 5/1/2027	1,328	936
Splunk, Inc. 1.13%, 6/15/2027	657	563
Spotify USA, Inc. Zero Coupon, 3/15/2026	654	534
Supernus Pharmaceuticals, Inc. 0.63%, 4/1/2023	636	616
TripAdvisor, Inc. 0.25%, 4/1/2026	672	524
Twitter, Inc. Zero Coupon, 3/15/2026	1,630	1,502
Uber Technologies, Inc. Zero Coupon, 12/15/2025	1,071	889
Unity Software, Inc. Zero Coupon, 11/15/2026 (c)	384	286
Vishay Intertechnology, Inc. 2.25%, 6/15/2025	756	735
		31,383
Vietnam — 0.0% ^
No. Va Land Investment Group Corp. 5.25%, 7/16/2026 (a)	1,200	1,123
Total Convertible Bonds (Cost $56,565)		49,666

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	SHARES (000)	VALUE ($000)
Convertible Preferred Stocks — 0.2%
United States — 0.2%
AMG Capital Trust II 5.15%, 10/15/2037 ($50 par value)	20	971
Bank of America Corp. Series L, 7.25%, ($1,000 par value)	2	2,680
Broadcom, Inc. Series A, 8.00%, 9/30/2022 ($1,000 par value)	1	2,372
Claire's Stores, Inc. ‡ *	3	7,465
Danaher Corp. Series B, 5.00%, 4/15/2023 ($1,000 par value)	1	740
KKR Group Co., Inc.	26	1,821
NextEra Energy, Inc. 6.22%, 9/1/2023 ($50 par value)	30	1,592
Stanley Black & Decker, Inc. 5.25%, 11/15/2022 ($100 par value)	9	575
Wells Fargo & Co. Series L, 7.50%, ($1,000 par value)	2	2,452
Total Convertible Preferred Stocks (Cost $12,649)		20,668
	NO. OF WARRANTS (000)
Warrants — 0.0% ^
United Kingdom — 0.0% ^
Cineworld Group, expiring 12/31/2049, price 4,149.00 GBP *	17	0
Nmg Research Ltd., expiring 9/24/2027, price 1.00 USD ‡ *	47	2,416
		2,416
United States — 0.0% ^
Chesapeake Energy Corp.
expiring 2/9/2026, price 34.00 USD *	10	690
expiring 2/9/2026, price 26.00 USD *	17	1,319
expiring 2/9/2026, price 30.00 USD *	19	1,252
Windstream Holdings, Inc., expiring 12/31/2049, price 11.00 USD ‡ *	4	55
		3,316
Total Warrants (Cost $—)		5,732
	PRINCIPAL AMOUNT ($000)
Mortgage-Backed Securities — 0.0% ^
United States — 0.0% ^
FNMA UMBS, 20 Year Pool # CA1231, 3.50%, 2/1/2038	USD 267	272
FNMA UMBS, 30 Year
Pool # MA4398, 8/1/2051	USD 590	532
Pool # MA4465, 11/1/2051	USD 53	47
Pool # MA4548, 2/1/2052	USD 19	18
Pool # MA4563, 3/1/2052	USD 59	55
Pool # MA4564, 3/1/2052	USD 17	17
Total Mortgage-Backed Securities (Cost $1,015)		941

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
INVESTMENTS	NO. OF RIGHTS (000)	VALUE ($000)
Rights — 0.0% ^
Luxembourg — 0.0% ^
Intelsat Jackson Holdings SA, expiring 12/5/2025 ‡ *	56	1
United States — 0.0% ^
Vistra Corp., expiring 12/31/2049 ‡ *	488	609
Total Right (Cost $1)		610
	PRINCIPAL AMOUNT ($000)
Short-Term Investments — 3.4%
Certificates of Deposits — 0.0% ^
Bank of Nova Scotia (The), (SOFR + 2.90%), 2.86%, 3/24/2023 (f)	325	325
Lloyds Bank Corporate Markets plc, (SOFR + 2.99%), 2.95%, 3/22/2023 (f)	249	249
Shinhan Bank, 0.80%, 8/12/2022	58	58
Svenska Handelsbanken AB, 3.46%, 6/13/2023	250	250
Total Certificates of Deposits (Cost $882)		882
Commercial Paper — 0.0% ^
CDP Financial, Inc., 0.61%, 8/1/2022 (c) (r)	USD 178	178
Enel Finance America LLC, 1.01%, 1/20/2023 (c) (r)	USD 250	246
Keb Hana Bank Corporate Commercial Paper Discount, 3.77%, 1/17/2023 (c) (r)	USD 250	246
Toronto-Dominion Bank (The), 0.40%, 11/22/2022 (c) (r)	USD 250	248
Volvo Group Treasury U.S., Inc., 1.36%, 9/1/2022 (c) (r)	USD 250	249
Waste Management, Inc., 0.31%, 9/8/2022 (c) (r)	USD 250	249
Westpac Securities NZ Ltd., 0.53%, 11/25/2022 (c) (r)	USD 250	248
Total Commercial Paper (Cost $1,671)		1,664
	SHARES (000)
Investment Companies — 2.0%
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (l) (s)	175,694	175,712
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (l) (s)	47,656	47,665
Total Investment Companies (Cost $223,365)		223,377
Investment of Cash Collateral from Securities Loaned — 1.4%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (l) (s)	140,957	140,886
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (l) (s)	18,656	18,656
Total Investment of Cash Collateral from Securities Loaned (Cost $159,516)		159,542
Total Short-Term Investments (Cost $385,434)		385,465
Total Investments — 99.5% (Cost $11,455,785)		11,361,860
Assets in Excess of Other Liabilities — 0.5%		52,511
NET ASSETS — 100.0%		11,414,371

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Percentages indicated are based on net assets.
Amounts presented as a dash ("-") represent amounts that round to less than a thousand.

Abbreviations
ABS	Asset-Backed Securities
ACES	Alternative Credit Enhancement Securities
ADR	American Depositary Receipt
AUD	Australian Dollar
CJSC	Closed Joint Stock Company
CLO	Collateralized Loan Obligations
CME	Chicago Mercantile Exchange
CSMC	Credit Suisse Mortgage Trust
CVA	Dutch Certification
ELN	Equity-Linked Note
ETF	Exchange Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GBP	British Pound
GDR	Global Depositary Receipt
GNMA	Government National Mortgage Association
HB
High Coupon Bonds (a.k.a. "IOettes") represent the right to receive interest payments on an underlying pool of mortgages with similar features as those associated with IO securities. Unlike IO's the owner also has a right to receive a very small portion of principal. The high interest rates result from taking interest payments from other classes in the Real Estate Mortgage Investment Conduit trust and allocating them to the small principal of the HB class.

HKD	Hong Kong Dollar
ICE	Intercontinental Exchange
IF
Inverse Floaters represent securities that pay interest at a rate that increases (decreases) with a decline (incline) in a specified index or have an interest rate that adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the rate in effect as of [Replace]. The rate may be subject to a cap and floor.

IO
Interest Only represents the right to receive the monthly interest payments on an underlying pool of mortgage loans. The principal amount shown represents the par value on the underlying pool. The yields on these securities are subject to accelerated principal paydowns as a result of prepayment or refinancing of the underlying pool of mortgage instruments. As a result, interest income may be reduced considerably.

JSC	Joint Stock Company
LIBOR	London Interbank Offered Rate
OYJ	Public Limited Company
PJSC	Public Joint Stock Company
PO
Principal Only represents the right to receive the principal portion only on an underlying pool of mortgage loans. The market value of these securities is extremely volatile in response to changes in market interest rates. As prepayments on the underlying mortgages of these securities increase, the yield on these securities increases.

Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
PT	Limited liability company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
RTS	Russian Trading System
SCA	Limited partnership with share capital
SDR	Swedish Depositary Receipt
SGPS	Holding company
SOFR	Secured Overnight Financing Rate
SOFRINDX	Compounding index of the Secured Overnight Financing Rate
STRIPS
Separate Trading of Registered Interest and Principal of Securities. The STRIPS Program lets investors hold and trade individual interest and principal components of eligible notes and bonds as separate securities.

UMBS	Uniform Mortgage-Backed Securities
UNFND	Unfunded
USD	United States Dollar

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
*	Non-income producing security.
(a)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(b)	The security or a portion of this security is on loan at July 31, 2022. The total value of securities on loan at July 31, 2022 is $154,462.
(c)	Securities exempt from registration under Rule 144A or section 4(a)(2), of the Securities Act of 1933, as amended.
(d)	Security is an interest bearing note with preferred security characteristics.
(e)
Security is perpetual and thus, does not have a predetermined maturity date. The coupon rate for this security is fixed for a period of time and may be structured to adjust thereafter. The date shown, if applicable, reflects the next call date. The coupon rate shown is the rate in effect as of July 31, 2022.

(f)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown is the current rate as of July 31, 2022.
(g)	Security has the ability to pay in kind (“PIK”) or pay income in cash. When applicable, separate rates of such payments are disclosed.
(h)
Step bond. Interest rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a predetermined trigger. The interest rate shown is the current rate as of July 31, 2022.

(i)	All or a portion of the security is a when-issued security, delayed delivery security, or forward commitment.
(j)	Defaulted security.
(k)
Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown is the current rate as of July 31, 2022.

(l)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(m)	Loan assignments are presented by obligor. Each series or loan tranche underlying each obligor may have varying terms.
(n)	All or a portion of this security is unsettled as of July 31, 2022. Unless otherwise indicated, the coupon rate is undetermined. The coupon rate shown may not be accrued for the entire position.
(o)	Fund is subject to legal or contractual restrictions on the resale of the security.
(p)	The date shown reflects the next call date on which the issuer may redeem the security at par value. The coupon rate for this security is based on par value and is in effect as of July 31, 2022.
(q)	All or a portion of this security is deposited with the broker as initial margin for futures contracts.
(r)	The rate shown is the effective yield as of July 31, 2022.
(s)	The rate shown is the current yield as of July 31, 2022.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
Summary of Investments by Industry, July 31, 2022
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	7.1%
Oil, Gas & Consumable Fuels	6.9
Convertible Bonds	5.4
Equity Real Estate Investment Trusts (REITs)	5.0
Diversified Telecommunication Services	4.5
Commercial Mortgage-Backed Securities	4.2
Collateralized Mortgage Obligations	3.8
Pharmaceuticals	3.6
Media	3.5
Electric Utilities	3.4
Insurance	2.8
Health Care Providers & Services	2.7
Exchange-Traded Fund	2.7
Capital Markets	2.5
Hotels, Restaurants & Leisure	1.9
Wireless Telecommunication Services	1.7
Semiconductors & Semiconductor Equipment	1.7
Food Products	1.7
Chemicals	1.6
Asset-Backed Securities	1.5
Metals & Mining	1.5
Multi-Utilities	1.3
Beverages	1.2
Specialty Retail	1.1
Auto Components	1.0
Food & Staples Retailing	1.0
Commercial Services & Supplies	1.0
Others (each less than 1.0%)	20.3
Short-Term Investments	3.4
Detailed information about investment portfolios of the underlying funds and ETF can be found in shareholder reports filed with the Securities and Exchange Commission (SEC) by each such underlying fund semi-annually on Form N-CSR and in portfolio holdings filed quarterly on Form N-PORT, and are available for download from both the SEC’s as well as each respective underlying fund’s website. Detailed information about underlying J.P. Morgan Fund can also found at www.jpmorganfunds.com or by calling 1-800-480-4111.
Futures contracts outstanding as of July 31, 2022 (amounts in thousands, except number of contracts):

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
EURO STOXX 50 Index	58	09/16/2022	EUR	2,209	99
FTSE 100 Index	13	09/16/2022	GBP	1,172	24
S&P 500 E-Mini Index	1,340	09/16/2022	USD	276,810	15,457
U.S. Treasury 10 Year Note	14,409	09/21/2022	USD	1,743,939	14,761
					30,341

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited) (continued)
DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Short Contracts
EURO STOXX 50 Index	(5,616)	09/16/2022	EUR	(213,866)	(10,268)
E-Mini Nasdaq 100 Index	(921)	09/16/2022	USD	(238,963)	(22,064)
Russell 2000 E-Mini Index	(2,347)	09/16/2022	USD	(221,205)	(9,855)
					(42,187)
					(11,846)

Abbreviations
EUR	Euro
FTSE	Financial Times and the London Stock Exchange
GBP	British Pound
USD	United States Dollar

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
J.P. Morgan Investment Management Inc. (the “Administrator”) has established the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to assist the Board with the oversight and monitoring of the valuation of the Fund's investments. The Administrator implements the valuation policies of the Fund's investments, as directed by the Board. The AVC oversees and carries out the policies for the valuation of investments held in the Fund. This includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Fixed income instruments are valued based on prices received from Pricing Services. The Pricing Services use multiple valuation techniques to determine the valuation of fixed income instruments. In instances where sufficient market activity exists, the Pricing Services may utilize a market-based approach through which trades or quotes from market makers are used to determine the valuation of these instruments. In instances where sufficient market activity may not exist, the Pricing Services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining fair value and/or market characteristics in order to estimate the relevant cash flows, which are then discounted to calculate the fair values.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value ("NAV") of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies, excluding exchange-traded funds ("ETFs") (“Underlying Funds”), are valued at each Underlying Fund’s NAV per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
See the table on “Quantitative Information about Level 3 Fair Value Measurements” for information on the valuation techniques and inputs used to value level 3 securities held by the Fund at July 31, 2022.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Asset-Backed Securities
Cayman Islands	$—	$—	$1,091	$1,091
United States	—	73,414	93,524	166,938
Total Asset-Backed Securities	—	73,414	94,615	168,029
Collateralized Mortgage Obligations
Bermuda	—	—	2,930	2,930
United States	—	281,664	148,270	429,934
Total Collateralized Mortgage Obligations	—	281,664	151,200	432,864
Commercial Mortgage-Backed Securities
United States	—	205,291	271,216	476,507
Common Stocks
Australia	—	92,487	—	92,487
Austria	—	13,685	—	13,685
Belgium	—	17,577	—	17,577
Brazil	22,061	3,328	—	25,389
Canada	266,299	—	—	266,299
Cayman Islands	—	—	—(a)	—(a)
Chile	4,689	—	—	4,689
China	8,223	172,814	—	181,037
Denmark	1,673	53,539	—	55,212
Egypt	2,327	—	—	2,327
Finland	—	45,862	—	45,862
France	—	160,390	—	160,390
Germany	—	133,073	—	133,073
Hong Kong	725	61,634	—	62,359
India	24,111	15,050	—	39,161
Indonesia	—	30,828	—	30,828
Italy	—	57,803	—	57,803
Japan	—	220,172	—	220,172
Luxembourg	—	2,572	7,419	9,991
Mexico	41,443	—	—	41,443
Netherlands	—	55,784	—	55,784
New Zealand	—	12,973	—	12,973
Norway	6,189	32,597	—	38,786
Poland	—	5,214	—	5,214
Portugal	2,624	10,837	—	13,461
Russia	—	—	106	106
Saudi Arabia	—	7,456	—	7,456
Singapore	2,628	36,174	—	38,802
South Africa	2,745	38,706	—	41,451
South Korea	2,367	50,949	—	53,316
Spain	3,033	115,074	—	118,107
Sweden	—	54,109	—	54,109
Switzerland	—	105,067	—	105,067

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Taiwan	$4,553	$94,506	$—	$99,059
Thailand	4,774	—	—	4,774
United Kingdom	6,371	275,690	—	282,061
United States	1,869,143	87,204	2,890	1,959,237
Total Common Stocks	2,275,978	2,063,154	10,415	4,349,547
Convertible Bonds
Australia	—	2,140	—	2,140
Canada	—	584	—	584
China	—	5,636	—	5,636
Germany	—	722	—	722
Israel	—	1,363	—	1,363
New Zealand	—	740	—	740
Singapore	—	758	—	758
South Korea	—	227	—	227
Spain	—	972	—	972
United Kingdom	—	4,018	—	4,018
United States	—	29,286	2,097	31,383
Vietnam	—	1,123	—	1,123
Total Convertible Bonds	—	47,569	2,097	49,666
Convertible Preferred Stocks
United States	12,232	971	7,465	20,668
Corporate Bonds
Australia	—	16,765	—	16,765
Austria	—	1,210	—	1,210
Azerbaijan	—	3,132	—	3,132
Bahrain	—	1,147	—	1,147
Belgium	—	2,406	—	2,406
Brazil	—	3,931	—	3,931
Canada	—	167,474	—	167,474
Cayman Islands	—	726	—	726
Chile	—	2,396	—	2,396
China	—	28,625	—	28,625
Colombia	—	2,991	—	2,991
Finland	—	9,294	—	9,294
France	—	77,946	—	77,946
Germany	—	4,543	—	4,543
Greece	—	305	—	305
Guatemala	—	1,067	—	1,067
Hong Kong	—	10,822	—	10,822
India	—	29,899	—	29,899
Indonesia	—	20,836	—	20,836
Ireland	—	14,326	—	14,326
Israel	—	1,080	—	1,080
Italy	—	17,937	—	17,937
Japan	—	9,142	—	9,142
Kazakhstan	—	5,332	—	5,332

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Luxembourg	$—	$31,342	$—	$31,342
Macau	—	1,194	—	1,194
Mexico	—	11,804	—	11,804
Morocco	—	366	—	366
Netherlands	—	28,410	—	28,410
Panama	—	786	—	786
Paraguay	—	245	—	245
Peru	—	1,125	—	1,125
Philippines	—	8,879	—	8,879
Singapore	—	1,398	—	1,398
South Africa	—	1,031	—	1,031
South Korea	—	2,088	—	2,088
Spain	—	11,368	—	11,368
Sweden	—	2,736	—	2,736
Switzerland	—	77,372	—	77,372
Thailand	—	5,105	—	5,105
United Arab Emirates	—	47	—	47
United Kingdom	—	96,048	—	96,048
United States	—	3,359,342	40	3,359,382
Uzbekistan	—	955	—	955
Total Corporate Bonds	—	4,074,973	40	4,075,013
Equity-Linked Notes	—	611,475	—	611,475
Exchange-Traded Funds	308,134	—	—	308,134
Foreign Government Securities	—	94,617	—	94,617
Loan Assignments
Canada	—	252	—	252
France	—	2,925	—	2,925
Ireland	—	114	—	114
Luxembourg	—	9,308	—	9,308
Netherlands	—	966	—	966
United Kingdom	—	736	—	736
United States	—	219,651	2,895	222,546
Total Loan Assignments	—	233,952	2,895	236,847
Mortgage-Backed Securities	—	941	—	941
Preferred Stocks
United States	73,329	—	2,537	75,866
Rights	—	—	610	610
U.S. Treasury Obligations	—	69,879	—	69,879
Warrants
United Kingdom	—	—	2,416	2,416
United States	3,261	—	55	3,316
Total Warrants	3,261	—	2,471	5,732
Short-Term Investments
Certificates of Deposits	—	882	—	882
Commercial Paper	—	1,664	—	1,664
Investment Companies	223,377	—	—	223,377

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investment of Cash Collateral from Securities Loaned	$159,542	$—	$—	$159,542
Total Short-Term Investments	382,919	2,546	—	385,465
Total Investments in Securities	$3,055,853	$7,760,446	$545,561	$11,361,860
Appreciation in Other Financial Instruments
Futures Contracts	$30,341	$—	$—	$30,341
Depreciation in Other Financial Instruments
Futures Contracts	(42,187)	—	—	(42,187)
Total Net Appreciation/ Depreciation in Other Financial Instruments	$(11,846)	$—	$—	$(11,846)

(a)	Amount rounds to less than one thousand.
The following is a summary of investments for which significant unobservable inputs (level 3) were used in determining fair value:
	Balance as of October 31, 2021	Realized gain (loss)	Change in net unrealized appreciation (depreciation)	Net accretion (amortization)	Purchases[1]	Sales[2]	Transfers into Level 3	Transfers out of Level 3	Other(a)	Balance as of July 31, 2022
Investments in securities:
Asset-Backed Securities	$111,362	$1,601	$(7,266)	$269	$43,747	$(49,573)	$1,486	$—	$(7,011)	$94,615
Collateralized Mortgage Obligations	91,751	(65)	(24,501)	7	59,452	(38,541)	56,086	—	7,011	151,200
Commercial Mortgage-Backed Securities	270,236	(400)	(37,935)	612	53,205	(9,939)	5,949	(10,512)	—	271,216
Common Stocks	8,968	112	(21,739)	—	9,011	(8,591)	22,654	—	—	10,415
Convertible Bond	1,869	—	228	—	—	—	—	—	—	2,097
Convertible Preferred Stocks	7,671	541	(40)	—	—	(707)	—	—	—	7,465
Corporate Bonds	640	6	(882)	—	283	(7)	—	—	—	40
Loan Assignments	3,411	(2)	(623)	59	3,207	(3,157)	—	—	—	2,895
Preferred Stocks	2,648	—	(111)	—	—	—	—	—	—	2,537
Rights	678	—	(68)	—	—	—	—	—	—	610
Warrants	992	—	1,479	—	—	—	—	—	—	2,471
Total	$500,226	$1,793	$(91,458)	$947	$168,905	$(110,515)	$86,175	$(10,512)	$—	$545,561

[1]	Purchases include all purchases of securities and securities received in corporate actions.
[2]	Sales include all sales of securities, maturities, paydowns and securities tendered in corporate actions.

(a)	Certain Level 3 investments were re-classified between Asset-Backed Securities and Collateralized Mortgage Obligations.
The changes in net unrealized appreciation (depreciation) attributable to securities owned at July 31, 2022, which were valued using significant unobservable inputs (level 3), amounted to $(88,646).
Transfers between level 2 and level 3 are due to a decline or an increase in market activity (e.g. frequency of trades), which resulted in a lack or increase of available market inputs to determine the price for the period ended July 31, 2022
The significant unobservable inputs used in the fair value measurement of the Fund's investments are listed below. Generally, a change in the assumptions used in any input in isolation may be accompanied by a change in another input. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement. Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for lack of marketability, liquidity discount, probability of default, yield and default rate may

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
decrease (increase) the fair value measurement. A significant change in the discount rate or prepayment rate (Constant Prepayment Rate or PSA Prepayment Model) may decrease or increase the fair value measurement.
Quantitative Information about Level 3 Fair Value Measurements #
	Fair Value at July 31, 2022	Valuation Technique(s)	Unobservable Input	Range (Weighted Average) (a)
	$1,694	Intrinsic Value	Underlier Price	$13.14 ($13.14)
	106	Intrinsic Value	Liquidity Discount	98% (98%)
	- (b)	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Common Stocks	1,800
	1	Market Comparable Companies	EBITDA Multiple (c)	5.0x (5.0x)
			Liquidity Discount	30.00% (30.00%)

Preferred Stocks	1
	2,097	Intrinsic Value	Underlier Price	92.04 ($92.04)

Convertible Bonds	2,097
	71,944	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 60.00% (10.00%)
			Constant Default Rate	0.00% - 7.92% (1.80%)
			Yield (Discount Rate of Cash Flows)	3.84% - 13.24% (6.24%)

Asset-Backed Securities	71,944
	151,200	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 29.29% (14.32%)
			Constant Default Rate	0.00% - 1.89% (0.04%)
			Yield (Discount Rate of Cash Flows)	4.99% - 12.25% (7.70%)

Collateralized Mortgage Obligations	151,200
	269,742	Discounted Cash Flow	Constant Prepayment Rate	0.00% - 100.00% (1.18%)
			Constant Default Rate	0.00% - 5.00% (0.01%)
			Yield (Discount Rate of Cash Flows)	4.51% - 199.00% (10.32%)

Commercial Mortgage-Backed Securities	269,742
	17	Terms of Restructuring	Expected Recovery	10.90% (10.90%)

Loan Assignments	17
Total	496,801

#
The table above does not include certain level 3 investments that are valued by brokers and Pricing Services. At July 31 2022, the value of these investments was $48,760. The inputs for these investments are not readily available or cannot be reasonably estimated and are generally those inputs described in Note 2.A.

(a)	Unobservable inputs were weighted by the relative fair value of the instruments.
(b)	Amount rounds to less than one thousand.
(c)	Represents amounts used when the reporting entity has determined that market participants would take into account such multiples when pricing the investments.

JPMorgan Income Builder Fund
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF July 31, 2022  (Unaudited)  (continued)
(Dollar values in thousands)
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds and an ETF, which are advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. Underlying Funds’ and ETF's distributions may be reinvested into such Underlying Funds and ETF. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended July 31, 2022
Security Description	Value at October 31, 2021	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at July 31, 2022	Shares at July 31, 2022	Dividend Income	Capital Gain Distributions
JPMorgan Equity Premium Income ETF (a)	$—	$332,143	$—	$—	$(24,009)	$308,134	5,366	$16,193	$—
JPMorgan Prime Money Market Fund Class IM Shares, 2.18% (a) (b)	55,261	438,607	446,187	(16)	—(c)	47,665	47,656	171	—
JPMorgan Prime Money Market Fund Class Institutional Shares, 2.09% (a) (b)	209,276	5,238,358	5,271,806	(91)	(25)	175,712	175,694	505	—
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 2.06% (a) (b)	213,987	324,999	398,000	(126)	26	140,886	140,957	574	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 2.00% (a) (b)	24,954	383,027	389,325	—	—	18,656	18,656	91	—
Total	$503,478	$6,717,134	$6,505,318	$(233)	$(24,008)	$691,053		$17,534	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of July 31, 2022.
(c)	Amount rounds to less than one thousand.